Schedule of Investments (unaudited) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Americredit Automobile Receivables Trust 0.37%, 08/18/25	$1,520	$1,519,167
Series 2018-1, Class D, 3.82%, 03/18/24	4,000	4,119,965
BA Credit Card Trust, 0.44%, 09/15/26	5,020	5,008,034
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	2,250	2,249,220
Series 2021-1, Class A4, 0.53%, 10/15/26	1,030	1,029,301
Citibank Credit Card Issuance Trust, Series 2016- A2, Class A2, 2.19%, 11/20/23	9,750	9,776,398
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	27	27,239
Series 2020-2, Class A4, 1.74%, 08/18/25	2,365	2,423,833
Series 2020-3, Class A3, 0.45%, 04/16/25	1,110	1,112,080
Honda Auto Receivables Owner Trust,
Series 2020-2, Class A4, 1.09%, 10/15/26	5,000	5,065,936
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 04/15/25	930	940,741
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A4, 2.54%, 12/15/25	6,000	6,161,959
Santander Drive Auto Receivables Trust,
Series 2020-1, Class C, 4.11%, 12/15/25	51	53,157
Synchrony Credit Card Master Note Trust,
Series 2018-2, Class A, 3.47%, 05/15/26	3,415	3,588,602
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	3,750	3,739,519
Series 2021-B, Class A4, 0.53%, 10/15/26	2,500	2,487,583
Verizon Master Trust, 0.50%, 05/20/27	2,870	2,864,207

Total Asset-Backed Securities — 0.3% (Cost: $51,672,601)		52,166,941

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. 4.20%, 04/15/24	125	134,934
4.75%, 03/30/30(a)	1,000	1,177,943
2.40%, 03/01/31(a)	1,010	1,013,807
3.38%, 03/01/41(a)	1,400	1,469,068
Omnicom Group, Inc. 2.45%, 04/30/30(a)	700	708,460
2.60%, 08/01/31	385	391,451
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/24	70	75,558
3.60%, 04/15/26	500	547,047

		5,518,268

Aerospace & Defense — 0.8%
3M Co. 1.75%, 02/14/23	1,500	1,528,757
2.00%, 02/14/25(a)	1,000	1,034,583
3.00%, 08/07/25(a)	250	269,319
2.88%, 10/15/27(a)	750	812,294
2.38%, 08/26/29	985	1,022,072
3.13%, 09/19/46	250	259,570
3.63%, 10/15/47	600	677,551
4.00%, 09/14/48(a)	1,000	1,197,783
3.25%, 08/26/49(a)	430	455,267
3.70%, 04/15/50	500	570,985
Boeing Co. 1.17%, 02/04/23	1,505	1,508,336

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (continued) 2.80%, 03/01/23(a)	$2,000	$2,054,776
4.51%, 05/01/23	2,000	2,112,924
1.88%, 06/15/23	500	507,719
1.43%, 02/04/24	2,500	2,503,738
4.88%, 05/01/25	2,000	2,225,822
2.75%, 02/01/26(a)	1,000	1,041,638
2.20%, 02/04/26	2,500	2,518,429
3.10%, 05/01/26	1,000	1,056,973
2.70%, 02/01/27	230	238,052
2.80%, 03/01/27(a)	1,000	1,041,212
5.04%, 05/01/27	2,000	2,300,651
3.20%, 03/01/29	1,000	1,040,602
2.95%, 02/01/30	570	581,173
5.15%, 05/01/30	3,000	3,521,070
3.63%, 02/01/31	2,000	2,141,017
6.13%, 02/15/33	100	126,599
3.25%, 02/01/35(a)	1,600	1,599,852
3.30%, 03/01/35(a)	65	64,820
5.71%, 05/01/40	2,000	2,541,511
3.38%, 06/15/46(a)	250	237,454
3.85%, 11/01/48	1,000	1,018,931
3.90%, 05/01/49(a)	750	772,050
3.75%, 02/01/50	540	545,037
5.81%, 05/01/50(a)	3,300	4,398,802
3.95%, 08/01/59	500	513,149
5.93%, 05/01/60	2,500	3,415,188
Carlisle Cos., Inc., 2.75%, 03/01/30	1,100	1,134,682
Eaton Corp. 2.75%, 11/02/22	2,250	2,308,095
3.10%, 09/15/27	690	747,757
4.00%, 11/02/32(a)	2,200	2,555,831
4.15%, 11/02/42	250	294,241
General Dynamics Corp. 2.25%, 11/15/22	500	508,421
3.38%, 05/15/23	2,000	2,093,872
3.25%, 04/01/25	500	536,669
3.50%, 05/15/25	1,000	1,085,391
1.15%, 06/01/26(a)	440	442,251
2.13%, 08/15/26(a)	500	521,457
3.75%, 05/15/28(a)	500	561,909
2.25%, 06/01/31	340	348,012
4.25%, 04/01/40(a)	1,000	1,218,822
2.85%, 06/01/41(a)	480	489,438
4.25%, 04/01/50(a)	500	632,120
General Electric Co. 3.45%, 05/15/24	2,086	2,218,574
5.88%, 01/14/38(a)	2,215	2,991,825
6.88%, 01/10/39	1,322	1,970,206
4.25%, 05/01/40	500	584,105
4.13%, 10/09/42	280	320,705
4.50%, 03/11/44	150	180,877
4.35%, 05/01/50(a)	1,500	1,811,170
Series A, 6.75%, 03/15/32	2,394	3,274,699
Illinois Tool Works, Inc. 2.65%, 11/15/26(a)	3,000	3,207,918
4.88%, 09/15/41(a)	50	64,845
3.90%, 09/01/42	75	87,284
L3Harris Technologies, Inc. 3.85%, 06/15/23(a)	1,500	1,580,408
3.83%, 04/27/25	500	543,602

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued) 4.40%, 06/15/28	$1,250	$1,426,382
2.90%, 12/15/29(a)	700	731,956
1.80%, 01/15/31	920	887,789
4.85%, 04/27/35(a)	1,065	1,313,596
Lockheed Martin Corp. 3.55%, 01/15/26(a)	2,250	2,473,429
3.60%, 03/01/35(a)	65	73,526
4.07%, 12/15/42	1,100	1,317,749
3.80%, 03/01/45	1,500	1,739,917
4.70%, 05/15/46	750	981,515
2.80%, 06/15/50	500	494,332
4.09%, 09/15/52	500	611,857
Northrop Grumman Corp. 3.25%, 08/01/23	500	524,944
2.93%, 01/15/25(a)	1,000	1,059,392
3.25%, 01/15/28	2,000	2,163,793
4.40%, 05/01/30(a)	1,000	1,172,701
4.75%, 06/01/43	875	1,113,876
4.03%, 10/15/47(a)	1,500	1,756,083
5.25%, 05/01/50	1,000	1,402,331
Parker-Hannifin Corp. 3.25%, 06/14/29	2,000	2,151,133
4.20%, 11/21/34	250	287,773
4.10%, 03/01/47	500	571,448
4.00%, 06/14/49	500	576,193
Raytheon Technologies Corp. 3.70%, 12/15/23	3,000	3,183,146
3.95%, 08/16/25	1,000	1,101,311
3.50%, 03/15/27	1,000	1,098,424
3.13%, 05/04/27(a)	1,000	1,086,678
4.13%, 11/16/28(a)	3,000	3,414,557
2.25%, 07/01/30(a)	2,615	2,640,536
1.90%, 09/01/31	1,000	970,333
4.45%, 11/16/38	500	605,417
5.70%, 04/15/40	300	410,131
4.88%, 10/15/40(a)	250	320,203
4.70%, 12/15/41	100	126,033
4.50%, 06/01/42	2,200	2,696,476
4.15%, 05/15/45	500	588,230
3.75%, 11/01/46	750	832,690
4.35%, 04/15/47	1,000	1,201,286
4.05%, 05/04/47	500	579,882
4.63%, 11/16/48	1,250	1,585,855
3.13%, 07/01/50	1,330	1,343,874
2.82%, 09/01/51	500	473,903
Teledyne Technologies, Inc., 2.75%, 04/01/31	1,000	1,022,998
Textron, Inc. 3.00%, 06/01/30	1,000	1,050,791
2.45%, 03/15/31(a)	1,300	1,302,618
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	500	598,241
Trane Technologies Luxembourg Finance SA 3.55%, 11/01/24(a)	500	537,231
4.65%, 11/01/44	30	37,508
4.50%, 03/21/49	500	617,036

		138,027,995

Security	Par (000)	Value

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	$1,000	$1,107,151

Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	393	396,041
Series 2019-1, Class AA, 3.15%, 08/15/33	919	927,747
Continental Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	30	32,007
Series 2012-2, Class A, 4.00%, 04/29/26(a)	313	329,507
JetBlue Pass Through Trust, Series AA,
Class AA, 2.75%, 11/15/33	883	886,525
Southwest Airlines Co. 4.75%, 05/04/23	1,255	1,336,023
5.25%, 05/04/25(a)	1,560	1,761,388
5.13%, 06/15/27	1,240	1,450,150
2.63%, 02/10/30	2,000	2,028,716
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27(a)	1,665	1,863,002
Series A, Class A, 4.30%, 08/15/25	131	140,184
Series AA, Class AA, 3.10%, 01/07/30	394	411,113
Series AA, Class AA, 2.70%, 11/01/33	1,297	1,311,681

		12,874,084

Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46	500	594,353
BorgWarner, Inc. (a) 3.38%, 03/15/25	70	74,987
2.65%, 07/01/27	905	953,834
Lear Corp. 4.25%, 05/15/29	1,000	1,118,682
5.25%, 05/15/49(a)	500	621,002
Magna International, Inc., 2.45%, 06/15/30	115	116,787

		3,479,645

Automobiles — 0.4%
American Honda Finance Corp. 2.05%, 01/10/23	895	914,210
1.95%, 05/10/23	685	701,534
0.88%, 07/07/23(a)	2,000	2,015,635
3.63%, 10/10/23	2,000	2,125,098
2.40%, 06/27/24	1,000	1,043,768
0.75%, 08/09/24	100	99,968
2.15%, 09/10/24	1,000	1,040,220
1.30%, 09/09/26	400	399,477
2.35%, 01/08/27	500	522,230
2.00%, 03/24/28(a)	540	549,018
AutoNation, Inc. 1.95%, 08/01/28	210	207,073
4.75%, 06/01/30	1,000	1,165,910
2.40%, 08/01/31	440	428,820
Cummins, Inc. 3.65%, 10/01/23(a)	250	264,062
0.75%, 09/01/25	500	495,970
2.60%, 09/01/50(a)	500	468,579
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	600	908,297
General Motors Co. 4.88%, 10/02/23	600	648,514
5.40%, 10/02/23	180	196,301
4.00%, 04/01/25	2,000	2,174,698

2

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued) 6.13%, 10/01/25	$1,335	$1,564,208
4.20%, 10/01/27(a)	1,000	1,111,581
6.80%, 10/01/27(a)	600	749,353
5.00%, 04/01/35	750	885,553
6.60%, 04/01/36	250	335,590
5.15%, 04/01/38	500	596,530
6.25%, 10/02/43	250	336,737
5.20%, 04/01/45(a)	1,000	1,217,745
6.75%, 04/01/46	775	1,105,144
5.40%, 04/01/48(a)	500	619,978
5.95%, 04/01/49	1,000	1,317,919
General Motors Financial Co., Inc. 3.25%, 01/05/23	3,000	3,094,118
5.10%, 01/17/24(a)	1,000	1,091,681
1.05%, 03/08/24	400	401,732
3.95%, 04/13/24	1,000	1,068,745
4.00%, 01/15/25	250	270,646
2.90%, 02/26/25	660	692,451
2.75%, 06/20/25	980	1,024,590
4.30%, 07/13/25	1,000	1,097,313
5.25%, 03/01/26	405	462,815
1.50%, 06/10/26	1,000	993,940
4.35%, 01/17/27	500	560,545
2.70%, 08/20/27(a)	1,000	1,038,931
2.40%, 04/10/28(a)	505	509,403
5.65%, 01/17/29	250	300,875
3.60%, 06/21/30(a)	2,060	2,209,621
2.70%, 06/10/31	710	707,827
PACCAR Financial Corp. 0.50%, 08/09/24	405	403,956
1.10%, 05/11/26	640	638,181
Stellantis NV, 5.25%, 04/15/23	4,000	4,266,520
Toyota Motor Corp. 0.68%, 03/25/24(a)	500	500,621
2.36%, 07/02/24	500	523,414
1.34%, 03/25/26	500	503,229
2.76%, 07/02/29(a)	185	196,766
2.36%, 03/25/31(a)	500	517,016
Toyota Motor Credit Corp. 2.63%, 01/10/23	2,000	2,058,587
0.50%, 08/14/23	4,000	4,010,221
0.50%, 06/18/24	1,000	995,153
0.63%, 09/13/24	900	898,011
2.00%, 10/07/24	3,000	3,116,160
1.13%, 06/18/26	2,400	2,384,702
1.90%, 04/06/28	1,100	1,114,504
3.65%, 01/08/29	1,000	1,128,566
2.15%, 02/13/30	500	507,885
3.38%, 04/01/30	1,000	1,109,066
1.90%, 09/12/31(a)	700	687,185

		67,294,696

Banks — 1.5%
Australia & New Zealand Banking Group Ltd., 2.05%, 11/21/22(a)	1,705	1,740,935
Banco Bilbao Vizcaya Argentaria SA 0.88%, 09/18/23	1,400	1,408,484
1.13%, 09/18/25	1,200	1,187,463
Bank of Montreal 2.50%, 06/28/24(a)	1,000	1,049,405

Security	Par (000)	Value

Banks (continued)
Bank of Montreal (continued) 0.63%, 07/09/24	$1,000	$997,923
1.25%, 09/15/26(a)	2,000	1,985,022
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(a)(b)	500	547,826
Series E, 3.30%, 02/05/24	4,000	4,253,495
BBVA USA 2.50%, 08/27/24	1,000	1,048,718
3.88%, 04/10/25	250	272,877
BPCE SA, 4.00%, 04/15/24(a)	250	270,746
Canadian Imperial Bank of Commerce 3.50%, 09/13/23	2,000	2,119,991
0.50%, 12/14/23	800	799,112
0.95%, 10/23/25	720	714,312
1.25%, 06/22/26	2,000	1,979,575
Citibank NA, 3.65%, 01/23/24	2,500	2,669,815
Citizens Financial Group, Inc. 2.85%, 07/27/26	1,500	1,592,510
2.50%, 02/06/30	340	345,119
Comerica, Inc. 3.70%, 07/31/23	250	264,035
4.00%, 02/01/29	1,000	1,141,247
Cooperatieve Rabobank UA 3.95%, 11/09/22	1,000	1,038,033
2.75%, 01/10/23	2,000	2,061,993
4.63%, 12/01/23(a)	500	541,797
3.38%, 05/21/25	500	542,161
4.38%, 08/04/25	500	554,315
3.75%, 07/21/26(a)	2,500	2,755,260
5.25%, 05/24/41(a)	1,025	1,411,860
5.25%, 08/04/45(a)	1,250	1,661,731
Credit Suisse AG, 1.25%, 08/07/26	935	921,719
Credit Suisse AG, New York 1.00%, 05/05/23	1,690	1,705,574
3.63%, 09/09/24	750	808,368
2.95%, 04/09/25	1,000	1,060,038
Discover Bank 3.35%, 02/06/23	500	517,986
4.20%, 08/08/23	2,000	2,133,859
2.45%, 09/12/24	600	625,690
2.70%, 02/06/30	535	554,843
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(b)	1,000	1,063,789
Fifth Third Bancorp 1.63%, 05/05/23	2,000	2,036,604
4.30%, 01/16/24	250	268,747
3.65%, 01/25/24	1,000	1,066,952
2.55%, 05/05/27	2,000	2,102,427
8.25%, 03/01/38	425	704,838
Fifth Third Bank 1.80%, 01/30/23	250	254,558
3.95%, 07/28/25	500	553,550
3.85%, 03/15/26	500	550,924
2.25%, 02/01/27(a)	590	614,940
First Republic Bank, 4.63%, 02/13/47(a)	500	631,420
HSBC Bank USA NA, 7.00%, 01/15/39(a)	1,000	1,544,770
Huntington Bancshares, Inc. 2.63%, 08/06/24	775	812,878
4.00%, 05/15/25(a)	1,000	1,096,356
2.55%, 02/04/30(a)	800	827,135

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares, Inc. (continued)
(5 year CMT + 1.17%), 2.49%, 08/15/36(a)(b)(c)	$1,405	$1,383,435
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28(c)	400	394,595
ING Groep NV 4.10%, 10/02/23	1,000	1,070,366
3.95%, 03/29/27	250	280,096
4.55%, 10/02/28(a)	1,000	1,172,345
4.05%, 04/09/29	1,000	1,136,925
(SOFR + 1.01%), 1.73%, 04/01/27(a)(b)	350	351,984
(SOFR + 1.32%), 2.73%, 04/01/32(b)	535	550,500
KeyBank NA 3.38%, 03/07/23	1,250	1,303,825
3.90%, 04/13/29(a)	1,000	1,116,320
(SOFR + 0.34%), 0.42%, 01/03/24(b)	470	469,964
KeyCorp 2.25%, 04/06/27	250	258,317
2.55%, 10/01/29(a)	500	520,388
M&T Bank Corp., 3.55%, 07/26/23	2,000	2,108,945
MUFG Americas Holdings Corp., 3.00%, 02/10/25(a)	200	212,176
MUFG Union Bank NA, 2.10%, 12/09/22	1,000	1,019,919
National Australia Bank Ltd. 2.88%, 04/12/23(a)	2,000	2,076,939
2.50%, 07/12/26	1,250	1,326,029
National Bank of Canada 2.10%, 02/01/23	1,000	1,022,013
0.75%, 08/06/24(a)	685	683,175
PNC Bank NA 2.70%, 11/01/22	1,000	1,023,856
2.95%, 01/30/23(a)	250	257,970
2.95%, 02/23/25	250	266,093
3.10%, 10/25/27	500	546,135
4.05%, 07/26/28(a)	500	569,604
PNC Financial Services Group, Inc. 3.50%, 01/23/24	2,000	2,126,314
3.90%, 04/29/24	2,000	2,158,096
2.20%, 11/01/24	300	314,351
1.15%, 08/13/26(a)	1,000	1,002,080
3.45%, 04/23/29	2,000	2,216,089
2.55%, 01/22/30	1,000	1,039,463
(SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	2,000	2,033,934
Regions Financial Corp. 2.25%, 05/18/25	2,000	2,078,504
1.80%, 08/12/28	2,000	1,976,285
Royal Bank of Canada 1.95%, 01/17/23	675	689,208
1.60%, 04/17/23	2,000	2,038,606
3.70%, 10/05/23(a)	2,000	2,127,553
2.55%, 07/16/24(a)	1,000	1,049,147
0.65%, 07/29/24	2,000	1,995,760
2.25%, 11/01/24	1,500	1,565,791
0.88%, 01/20/26	2,000	1,968,821
4.65%, 01/27/26	700	794,252
1.20%, 04/27/26	4,000	3,975,268
1.15%, 07/14/26	1,000	992,620
Santander Holdings USA, Inc. 3.40%, 01/18/23	2,000	2,068,281
3.24%, 10/05/26	2,000	2,136,444
Santander UK Group Holdings PLC(b)
(1 year CMT + 1.25%), 1.53%, 08/21/26	1,000	997,991

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC(b) (continued)
(3 mo. LIBOR US + 1.08%), 3.37%, 01/05/24	$3,000	$3,098,682
(3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28	500	546,956
(SOFR + 0.99%), 1.67%, 06/14/27(a)	1,800	1,792,333
SVB Financial Group, 1.80%, 02/02/31	450	431,813
Toronto-Dominion Bank 1.90%, 12/01/22	2,730	2,780,959
0.75%, 06/12/23	2,000	2,011,755
3.50%, 07/19/23(a)	500	528,207
0.45%, 09/11/23	3,000	3,000,690
0.55%, 03/04/24	1,500	1,495,880
2.65%, 06/12/24(a)	500	526,148
0.70%, 09/10/24	1,100	1,097,819
0.75%, 01/06/26(a)	1,800	1,771,454
1.20%, 06/03/26	1,800	1,795,003
1.25%, 09/10/26	1,100	1,092,049
2.00%, 09/10/31	1,100	1,081,055
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(b)	500	549,337
Truist Bank 1.25%, 03/09/23	3,000	3,039,282
2.75%, 05/01/23	500	517,951
2.15%, 12/06/24	1,000	1,042,026
3.80%, 10/30/26	250	278,590
2.25%, 03/11/30(a)	1,000	1,005,310
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(a)(b)	365	386,605
(5 year CMT + 1.15%), 2.64%, 09/17/29(a)(b)	1,000	1,045,370
Truist Financial Corp. 3.75%, 12/06/23	2,000	2,136,337
2.50%, 08/01/24(a)	2,000	2,103,738
2.85%, 10/26/24(a)	500	531,539
1.13%, 08/03/27(a)	900	879,744
1.95%, 06/05/30(a)	2,000	2,001,730
(SOFR + 0.86%), 1.89%, 06/07/29(a)(b)	1,000	999,026
US Bancorp 2.40%, 07/30/24(a)	1,000	1,047,607
3.90%, 04/26/28	2,000	2,272,940
1.38%, 07/22/30	4,000	3,813,239
Series V, 2.38%, 07/22/26(a)	500	528,028
US Bank NA/Cincinnati OH 3.40%, 07/24/23	3,000	3,160,314
2.80%, 01/27/25(a)	500	530,500
Wells Fargo & Co. 4.13%, 08/15/23	1,750	1,863,720
4.48%, 01/16/24	250	270,660
3.75%, 01/24/24	2,000	2,138,152
3.30%, 09/09/24(a)	750	807,184
3.00%, 02/19/25	350	371,482
3.55%, 09/29/25	1,000	1,089,411
3.00%, 04/22/26(a)	1,750	1,877,559
4.10%, 06/03/26	2,020	2,249,757
3.00%, 10/23/26	1,750	1,875,595
4.30%, 07/22/27	1,500	1,704,281
4.15%, 01/24/29(a)	1,000	1,136,512
5.38%, 11/02/43	900	1,193,980
5.61%, 01/15/44	656	885,679
4.65%, 11/04/44	3,345	4,098,582
3.90%, 05/01/45	1,150	1,338,358
4.90%, 11/17/45	1,500	1,899,332
4.40%, 06/14/46	2,600	3,090,067

4

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued) 4.75%, 12/07/46	$1,600	$2,003,857
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	1,500	1,547,326
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(a)(b)	1,335	1,433,033
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,500	1,642,304
(SOFR + 0.51%), 0.81%, 05/19/25(b)	675	675,877
(SOFR + 1.09%), 2.41%, 10/30/25(b)	1,000	1,041,479
(SOFR + 1.26%), 2.57%, 02/11/31(b)	1,500	1,532,670
(SOFR + 1.43%), 2.88%, 10/30/30(b)	2,000	2,088,722
(SOFR + 1.60%), 1.65%, 06/02/24(b)	3,000	3,058,637
(SOFR + 2.00%), 2.19%, 04/30/26(b)	3,000	3,096,406
(SOFR + 2.10%), 2.39%, 06/02/28(b)	900	928,296
(SOFR + 2.53%), 3.07%, 04/30/41(b)	2,000	2,055,186
(SOFR + 4.03%), 4.48%, 04/04/31(b)	2,000	2,328,573
(SOFR + 4.50%), 5.01%, 04/04/51(b)	4,000	5,368,108
Series M, 3.45%, 02/13/23(a)	3,450	3,590,563
Wells Fargo Bank NA, 6.60%, 01/15/38	500	726,727
Westpac Banking Corp. 2.75%, 01/11/23	3,000	3,093,959
2.00%, 01/13/23	1,180	1,205,366
2.35%, 02/19/25(a)	500	523,055
2.85%, 05/13/26(a)	500	537,919
1.15%, 06/03/26	1,000	998,786
3.40%, 01/25/28	500	552,881
2.65%, 01/16/30	795	845,501
2.15%, 06/03/31	1,400	1,412,314
4.42%, 07/24/39(a)	1,000	1,179,311
2.96%, 11/16/40	2,000	1,980,533
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	1,250	1,294,292
(5 year CMT + 1.75%), 2.67%, 11/15/35(b)	500	489,582
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)(b)	750	827,862
Zions Bancorp NA, 3.25%, 10/29/29	1,000	1,039,550

		245,789,499

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/26	2,250	2,467,849
4.70%, 02/01/36	3,500	4,229,542
4.90%, 02/01/46	6,370	7,830,098
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/26	500	548,411
4.00%, 01/17/43	500	551,304
4.63%, 02/01/44	650	766,255
4.90%, 02/01/46(a)	500	619,490
Anheuser-Busch InBev Worldwide, Inc. 4.00%, 04/13/28	1,000	1,128,568
4.75%, 01/23/29(a)	3,500	4,120,471
3.50%, 06/01/30(a)	1,000	1,095,253
4.38%, 04/15/38	1,000	1,167,270
8.20%, 01/15/39	1,150	1,881,829
5.45%, 01/23/39	1,000	1,295,203
4.35%, 06/01/40	1,000	1,162,043
4.95%, 01/15/42	500	617,694
3.75%, 07/15/42	300	323,514
4.60%, 04/15/48(a)	2,000	2,387,649
4.44%, 10/06/48	632	739,378

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued) 5.55%, 01/23/49	$3,000	$4,063,019
4.50%, 06/01/50	2,200	2,626,188
4.75%, 04/15/58	1,500	1,839,278
5.80%, 01/23/59	1,000	1,412,631
4.60%, 06/01/60	500	600,774
Coca-Cola Co. 1.75%, 09/06/24(a)	3,000	3,110,008
2.90%, 05/25/27(a)	250	271,361
1.50%, 03/05/28	1,000	996,368
2.13%, 09/06/29	1,000	1,026,996
3.45%, 03/25/30	500	559,389
2.00%, 03/05/31(a)	920	923,250
2.25%, 01/05/32	1,700	1,722,644
2.88%, 05/05/41(a)	500	515,677
2.60%, 06/01/50	1,000	955,618
3.00%, 03/05/51	810	838,761
2.50%, 03/15/51	3,000	2,823,911
2.75%, 06/01/60	600	578,924
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	1,000	1,027,688
Constellation Brands, Inc. 4.75%, 12/01/25	1,000	1,133,874
3.70%, 12/06/26	750	825,975
3.50%, 05/09/27(a)	1,000	1,097,187
3.15%, 08/01/29(a)	1,000	1,069,358
2.88%, 05/01/30(a)	1,000	1,040,243
2.25%, 08/01/31	2,410	2,371,382
4.10%, 02/15/48	500	564,360
3.75%, 05/01/50	500	542,858
Diageo Capital PLC 2.63%, 04/29/23	250	257,534
3.50%, 09/18/23(a)	2,000	2,116,157
1.38%, 09/29/25	500	505,655
3.88%, 05/18/28(a)	1,000	1,127,930
2.38%, 10/24/29	830	854,520
2.00%, 04/29/30	1,000	996,123
2.13%, 04/29/32	1,000	994,358
3.88%, 04/29/43(a)	1,125	1,316,901
Diageo Investment Corp., 4.25%, 05/11/42	250	302,404
Keurig Dr. Pepper, Inc. 4.06%, 05/25/23(a)	1,759	1,858,990
0.75%, 03/15/24(a)	405	405,314
4.42%, 05/25/25	250	277,822
4.60%, 05/25/28	750	870,695
3.20%, 05/01/30	500	538,481
2.25%, 03/15/31(a)	500	500,782
4.99%, 05/25/38	250	312,985
4.42%, 12/15/46	500	600,001
5.09%, 05/25/48	750	995,070
3.80%, 05/01/50	500	560,251
3.35%, 03/15/51(a)	500	519,028
Molson Coors Beverage Co. 3.00%, 07/15/26(a)	2,345	2,505,103
5.00%, 05/01/42	1,750	2,136,860
4.20%, 07/15/46	500	553,361
PepsiCo, Inc. 2.75%, 03/01/23	300	310,607
0.75%, 05/01/23	295	297,356
0.40%, 10/07/23	215	215,531
3.60%, 03/01/24	250	266,653

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued) 2.25%, 03/19/25	$2,400	$2,504,195
2.75%, 04/30/25	1,000	1,061,300
3.50%, 07/17/25(a)	250	272,358
2.85%, 02/24/26(a)	500	536,192
2.38%, 10/06/26(a)	1,000	1,060,658
3.00%, 10/15/27(a)	500	548,491
2.63%, 07/29/29	1,000	1,060,662
2.75%, 03/19/30	1,400	1,492,795
1.63%, 05/01/30	600	587,829
1.40%, 02/25/31(a)	1,200	1,153,266
3.50%, 03/19/40(a)	500	557,221
3.60%, 08/13/42	100	112,623
4.60%, 07/17/45	500	642,139
4.45%, 04/14/46	1,000	1,264,016
3.45%, 10/06/46	2,250	2,489,991
4.00%, 05/02/47(a)	500	596,991
3.38%, 07/29/49	600	656,452
2.88%, 10/15/49(a)	500	509,328
3.63%, 03/19/50	1,400	1,612,742
3.88%, 03/19/60	500	608,018

		108,993,282

Biotechnology — 0.3%
Amgen, Inc. 2.25%, 08/19/23	250	257,771
3.63%, 05/22/24	250	267,891
3.13%, 05/01/25	750	801,002
2.60%, 08/19/26(a)	715	756,362
3.20%, 11/02/27(a)	2,000	2,174,900
2.00%, 01/15/32	1,400	1,346,342
3.15%, 02/21/40	1,000	1,009,411
2.80%, 08/15/41	1,100	1,062,884
4.95%, 10/01/41	2,000	2,505,793
5.15%, 11/15/41	500	638,614
4.40%, 05/01/45	1,925	2,302,644
4.56%, 06/15/48(a)	500	618,817
3.38%, 02/21/50	2,000	2,053,779
4.66%, 06/15/51	1,904	2,402,294
3.00%, 01/15/52	1,400	1,343,047
2.77%, 09/01/53	1,064	984,465
Baxalta, Inc. 4.00%, 06/23/25	1,398	1,529,549
5.25%, 06/23/45	105	140,158
Biogen, Inc. 4.05%, 09/15/25	595	656,567
2.25%, 05/01/30	795	790,732
3.15%, 05/01/50	1,130	1,077,043
3.25%, 02/15/51(c)	1,290	1,268,199
Gilead Sciences, Inc. 2.50%, 09/01/23	500	518,163
0.75%, 09/29/23	425	425,021
3.70%, 04/01/24(a)	1,750	1,869,802
3.50%, 02/01/25(a)	1,170	1,259,007
3.65%, 03/01/26	1,325	1,452,196
2.95%, 03/01/27(a)	500	537,377
1.20%, 10/01/27	355	347,495
1.65%, 10/01/30(a)	1,060	1,017,795
4.60%, 09/01/35	1,350	1,636,959
2.60%, 10/01/40	580	552,194
5.65%, 12/01/41	50	69,137

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc. (continued) 4.80%, 04/01/44	$1,100	$1,384,373
4.50%, 02/01/45	1,150	1,392,870
4.75%, 03/01/46	1,500	1,886,221
4.15%, 03/01/47	1,150	1,345,579
2.80%, 10/01/50(a)	1,550	1,461,177
Illumina, Inc., 2.55%, 03/23/31	900	908,330
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/30(a)	810	770,575
2.80%, 09/15/50	835	770,912
Royalty Pharma PLC 1.20%, 09/02/25	1,000	993,517
1.75%, 09/02/27	1,500	1,493,513
2.20%, 09/02/30	2,000	1,955,114
2.15%, 09/02/31	345	332,212
3.30%, 09/02/40	1,000	996,851
3.35%, 09/02/51	500	473,723

		51,838,377

Building Materials — 0.1%
Carrier Global Corp. 2.24%, 02/15/25	1,390	1,440,034
2.49%, 02/15/27	983	1,027,800
2.72%, 02/15/30	500	517,280
3.38%, 04/05/40	1,000	1,049,259
3.58%, 04/05/50	1,500	1,593,667
Eagle Materials, Inc., 2.50%, 07/01/31	380	377,619
Fortune Brands Home & Security, Inc. 4.00%, 06/15/25(a)	1,000	1,093,010
3.25%, 09/15/29	500	538,914
Johnson Controls International PLC 3.63%, 07/02/24(d)	75	80,027
4.63%, 07/02/44	750	911,014
5.13%, 09/14/45(a)	24	31,451
4.50%, 02/15/47	250	307,858
4.95%, 07/02/64(d)	179	236,496
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 09/15/30(a)	395	383,397
2.00%, 09/16/31	700	681,699
Martin Marietta Materials, Inc. 3.45%, 06/01/27	250	272,244
2.40%, 07/15/31	165	165,852
4.25%, 12/15/47	250	289,844
3.20%, 07/15/51	300	299,317
Series CB, 2.50%, 03/15/30	1,000	1,018,025
Masco Corp. 1.50%, 02/15/28	365	355,102
2.00%, 10/01/30	2,000	1,933,482
2.00%, 02/15/31(a)	500	483,604
3.13%, 02/15/51	295	289,290
Owens Corning 4.20%, 12/01/24	250	272,615
3.88%, 06/01/30	300	330,748
4.40%, 01/30/48	1,000	1,168,955
Vulcan Materials Co. 3.90%, 04/01/27(a)	1,000	1,119,077
4.50%, 06/15/47	500	606,523

		18,874,203

6

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29(a)	$500	$540,932
Home Depot, Inc. 3.35%, 09/15/25	1,500	1,632,971
2.13%, 09/15/26(a)	500	522,814
2.50%, 04/15/27	800	849,041
2.80%, 09/14/27(a)	500	539,835
0.90%, 03/15/28	675	646,415
1.50%, 09/15/28(a)	500	494,578
3.90%, 12/06/28	440	503,429
2.95%, 06/15/29	590	636,826
2.70%, 04/15/30(a)	300	317,419
1.38%, 03/15/31(a)	1,600	1,517,374
1.88%, 09/15/31	500	490,861
5.88%, 12/16/36	100	141,050
3.30%, 04/15/40	1,100	1,191,831
5.40%, 09/15/40	500	684,519
5.95%, 04/01/41	500	714,406
4.20%, 04/01/43	750	896,926
4.40%, 03/15/45	1,250	1,559,611
4.25%, 04/01/46	1,000	1,225,148
3.90%, 06/15/47	1,000	1,176,679
4.50%, 12/06/48	1,000	1,282,983
3.13%, 12/15/49	600	625,515
3.35%, 04/15/50	1,565	1,693,133
2.38%, 03/15/51	900	812,519
2.75%, 09/15/51	500	486,888
3.50%, 09/15/56	640	715,714
Lowe’s Cos., Inc. 4.00%, 04/15/25(a)	1,000	1,095,811
3.38%, 09/15/25	500	540,855
2.50%, 04/15/26(a)	955	1,007,361
1.30%, 04/15/28(a)	845	822,040
1.70%, 09/15/28	555	550,144
3.65%, 04/05/29	500	553,589
4.50%, 04/15/30(a)	1,000	1,172,241
1.70%, 10/15/30	450	430,236
2.63%, 04/01/31	1,000	1,024,999
5.00%, 04/15/40	1,000	1,267,347
2.80%, 09/15/41	285	277,237
4.38%, 09/15/45	1,000	1,192,506
3.70%, 04/15/46	750	819,246
4.05%, 05/03/47	1,000	1,148,069
3.00%, 10/15/50(a)	1,230	1,199,409
3.50%, 04/01/51	1,000	1,070,803

		36,071,310

Capital Markets — 0.8%
Ameriprise Financial, Inc. (a) 4.00%, 10/15/23	150	160,395
3.70%, 10/15/24	1,000	1,088,423
2.88%, 09/15/26	500	534,526
Ares Capital Corp. 4.20%, 06/10/24	500	536,215
3.25%, 07/15/25	875	920,352
3.88%, 01/15/26	1,000	1,069,428
2.88%, 06/15/28	1,030	1,043,409
Bank of New York Mellon Corp. 1.85%, 01/27/23(a)	245	249,670
3.50%, 04/28/23	2,000	2,098,900
3.45%, 08/11/23	500	528,809

Security	Par (000)	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (continued) 2.20%, 08/16/23	$1,000	$1,032,436
0.50%, 04/26/24(a)	200	199,617
2.10%, 10/24/24	250	260,472
1.60%, 04/24/25	2,000	2,044,388
2.80%, 05/04/26	70	74,867
1.05%, 10/15/26(a)	1,000	991,490
3.25%, 05/16/27	750	819,614
3.85%, 04/28/28(a)	2,000	2,273,738
1.65%, 07/14/28(a)	300	299,698
3.30%, 08/23/29	1,000	1,095,580
1.80%, 07/28/31(a)	1,000	977,458
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(a)(b)	2,000	2,200,289
Series G, 3.00%, 02/24/25	105	112,149
Blackstone Secured Lending Fund, 2.85%, 09/30/28(c)	400	397,292
Brookfield Asset Management, Inc., 4.00%, 01/15/25	2,250	2,444,530
Brookfield Finance I UK PLC, 2.34%, 01/30/32	485	477,222
Brookfield Finance, Inc. 4.00%, 04/01/24	150	160,958
4.25%, 06/02/26(a)	1,000	1,118,293
3.90%, 01/25/28	1,000	1,109,405
4.35%, 04/15/30	2,000	2,310,125
2.72%, 04/15/31	1,800	1,841,006
4.70%, 09/20/47	500	605,408
3.50%, 03/30/51(a)	310	323,894
Charles Schwab Corp. 0.75%, 03/18/24(a)	1,000	1,004,753
3.00%, 03/10/25	80	85,021
3.63%, 04/01/25(a)	1,000	1,081,915
3.85%, 05/21/25	1,000	1,094,423
0.90%, 03/11/26	1,690	1,675,078
1.15%, 05/13/26	2,000	2,003,555
3.20%, 01/25/28	1,000	1,091,890
2.00%, 03/20/28	800	816,517
3.25%, 05/22/29(a)	200	218,591
2.75%, 10/01/29	1,000	1,049,862
4.63%, 03/22/30	1,000	1,207,551
1.65%, 03/11/31(a)	2,000	1,926,480
2.30%, 05/13/31(a)	1,000	1,021,437
1.95%, 12/01/31(a)	800	785,111
CI Financial Corp. 3.20%, 12/17/30	600	622,890
4.10%, 06/15/51	245	263,347
E*TRADE Financial Corp., 4.50%, 06/20/28	1,000	1,144,024
Franklin Resources, Inc., 2.95%, 08/12/51	300	291,249
FS KKR Capital Corp. 4.63%, 07/15/24	500	539,912
4.13%, 02/01/25(a)	100	106,850
3.40%, 01/15/26	1,000	1,044,881
2.63%, 01/15/27	400	400,977
Golub Capital BDC, Inc., 2.05%, 02/15/27	900	885,591
Invesco Finance PLC (a) 4.00%, 01/30/24	250	268,673
5.38%, 11/30/43	500	657,420
Jefferies Financial Group, Inc., 5.50%, 10/18/23	2,150	2,287,257
Jefferies Group LLC 5.13%, 01/20/23	650	687,498

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Jefferies Group LLC (continued) 2.75%, 10/15/32(a)	$2,000	$2,004,003
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 01/15/27	1,000	1,159,513
4.15%, 01/23/30	1,000	1,124,764
Kreditanstalt fuer Wiederaufbau 2.38%, 12/29/22	3,000	3,080,861
2.13%, 01/17/23	5,200	5,328,128
1.63%, 02/15/23	4,000	4,077,127
0.25%, 10/19/23	7,000	6,987,901
2.63%, 02/28/24	1,000	1,051,742
0.25%, 03/08/24	3,000	2,985,793
1.38%, 08/05/24	3,000	3,069,402
2.50%, 11/20/24	2,000	2,116,186
2.00%, 05/02/25(a)	2,000	2,090,153
0.38%, 07/18/25	4,000	3,940,326
0.63%, 01/22/26	2,000	1,975,146
2.88%, 04/03/28	5,000	5,490,369
1.75%, 09/14/29	1,500	1,534,422
0.75%, 09/30/30(a)	3,000	2,808,000
Landwirtschaftliche Rentenbank 2.00%, 01/13/25	1,000	1,043,061
2.38%, 06/10/25	2,000	2,116,217
0.88%, 09/03/30(a)	2,000	1,884,884
Lazard Group LLC, 4.38%, 03/11/29	1,000	1,132,524
Legg Mason, Inc., 5.63%, 01/15/44	625	863,444
Main Street Capital Corp., 3.00%, 07/14/26	200	203,994
Nomura Holdings, Inc. 2.65%, 01/16/25	900	937,499
1.65%, 07/14/26	200	199,262
2.17%, 07/14/28	400	396,335
3.10%, 01/16/30	900	937,940
2.68%, 07/16/30(a)	2,000	2,020,420
2.61%, 07/14/31	200	199,274
Northern Trust Corp. 3.65%, 08/03/28(a)	250	280,544
3.15%, 05/03/29	500	545,684
Oesterreichische Kontrollbank AG 2.88%, 03/13/23	2,000	2,074,701
1.50%, 02/12/25	1,000	1,026,430
Owl Rock Capital Corp. 4.00%, 03/30/25	345	364,645
3.75%, 07/22/25	265	278,684
3.40%, 07/15/26	1,000	1,041,432
2.63%, 01/15/27	300	300,530
2.88%, 06/11/28	1,055	1,053,031
Prospect Capital Corp. 3.36%, 11/15/26	475	482,492
3.44%, 10/15/28	300	291,787
Raymond James Financial, Inc., 4.95%, 07/15/46	500	645,838
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24(a)	500	532,304
State Street Corp. 3.10%, 05/15/23	250	261,289
3.30%, 12/16/24	405	438,637
2.65%, 05/19/26(a)	1,000	1,064,536
2.40%, 01/24/30	300	311,271
(SOFR + 0.94%), 2.35%, 11/01/25(b)	1,450	1,515,399

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp. (continued)
(SOFR + 1.49%), 3.03%, 11/01/34(b)	$200	$211,090
(SOFR + 2.60%), 2.90%, 03/30/26(b)	1,000	1,060,876
(SOFR + 2.65%), 3.15%, 03/30/31(b)	1,000	1,092,820

		133,295,519

Chemicals — 0.4%
Air Products and Chemicals, Inc. 1.50%, 10/15/25(a)	585	595,628
1.85%, 05/15/27(a)	415	427,551
2.05%, 05/15/30	430	434,662
2.70%, 05/15/40	495	498,873
2.80%, 05/15/50	645	644,941
Albemarle Corp., 4.15%, 12/01/24	250	272,861
Cabot Corp., 4.00%, 07/01/29	1,500	1,638,738
Celanese US Holdings LLC, 1.40%, 08/05/26	200	198,557
CF Industries, Inc. 5.15%, 03/15/34	500	611,640
4.95%, 06/01/43	500	602,530
5.38%, 03/15/44	500	634,670
Dow Chemical Co. 4.80%, 11/30/28	300	354,354
4.25%, 10/01/34	1,361	1,570,140
9.40%, 05/15/39	198	355,056
5.25%, 11/15/41	100	129,653
4.38%, 11/15/42	250	294,664
5.55%, 11/30/48	1,000	1,387,521
4.80%, 05/15/49	1,000	1,264,110
3.60%, 11/15/50	1,000	1,061,320
DuPont de Nemours, Inc. 4.21%, 11/15/23	2,000	2,147,721
4.73%, 11/15/28(a)	1,500	1,763,898
5.32%, 11/15/38	750	966,503
5.42%, 11/15/48	1,500	2,063,412
Eastman Chemical Co. 3.80%, 03/15/25	1,050	1,136,111
4.50%, 12/01/28	1,000	1,151,988
4.80%, 09/01/42	250	301,535
4.65%, 10/15/44	1,000	1,197,704
Ecolab, Inc. 3.25%, 12/01/27(a)	1,000	1,094,271
4.80%, 03/24/30(a)	500	607,354
1.30%, 01/30/31(a)	800	753,497
2.13%, 08/15/50	800	706,644
2.75%, 08/18/55(c)	445	427,575
EI du Pont de Nemours and Co. 1.70%, 07/15/25	800	816,651
2.30%, 07/15/30(a)	800	817,104
Emerson Electric Co. 2.63%, 02/15/23	350	358,710
2.75%, 10/15/50(a)	1,000	978,630
FMC Corp. 3.20%, 10/01/26(a)	155	165,790
3.45%, 10/01/29	115	124,110
4.50%, 10/01/49	165	194,746
Huntsman International LLC, 2.95%, 06/15/31	185	189,466
International Flavors & Fragrances, Inc. 4.45%, 09/26/28	500	576,678
4.38%, 06/01/47	500	589,283

8

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances, Inc. (continued) 5.00%, 09/26/48	$500	$646,537
Linde, Inc. 2.70%, 02/21/23(a)	1,000	1,027,487
2.65%, 02/05/25	165	173,377
3.20%, 01/30/26(a)	250	270,554
1.10%, 08/10/30	900	838,439
2.00%, 08/10/50	705	605,221
LYB International Finance BV 4.00%, 07/15/23(a)	255	270,509
5.25%, 07/15/43	75	96,567
4.88%, 03/15/44	350	430,699
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	1,090,528
LYB International Finance III LLC 1.25%, 10/01/25	210	209,820
3.38%, 05/01/30	1,000	1,086,685
2.25%, 10/01/30(a)	675	675,340
3.38%, 10/01/40(a)	535	555,564
4.20%, 10/15/49(a)	830	944,572
4.20%, 05/01/50	500	569,478
3.63%, 04/01/51(a)	730	767,407
3.80%, 10/01/60	545	565,795
LyondellBasell Industries NV, 4.63%, 02/26/55	900	1,085,931
Mosaic Co. 4.25%, 11/15/23	1,000	1,066,317
4.05%, 11/15/27(a)	1,000	1,123,713
5.45%, 11/15/33	250	313,372
Nutrien Ltd. 3.15%, 10/01/22	1,050	1,071,766
1.90%, 05/13/23(a)	3,000	3,064,551
3.50%, 06/01/23	250	260,325
3.63%, 03/15/24(a)	250	265,711
3.38%, 03/15/25	1,395	1,494,268
3.00%, 04/01/25(a)	250	264,704
4.00%, 12/15/26	250	279,016
2.95%, 05/13/30	1,000	1,055,650
4.90%, 06/01/43	500	628,292
5.00%, 04/01/49	750	985,691
3.95%, 05/13/50	1,000	1,136,415
PPG Industries, Inc. 2.40%, 08/15/24	1,000	1,045,836
1.20%, 03/15/26	420	418,228
2.80%, 08/15/29	1,000	1,050,065
Rohm & Haas Co., 7.85%, 07/15/29	125	171,653
RPM International, Inc., 5.25%, 06/01/45	250	312,919
Sherwin-Williams Co. 3.95%, 01/15/26	500	553,564
3.45%, 06/01/27	250	274,526
2.95%, 08/15/29	620	658,591
4.50%, 06/01/47	1,000	1,212,184
3.80%, 08/15/49	880	987,031
Westlake Chemical Corp. 3.60%, 08/15/26	500	548,974
3.38%, 06/15/30	300	323,415
2.88%, 08/15/41	900	860,753
5.00%, 08/15/46(a)	750	926,060

Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp. (continued) 3.13%, 08/15/51(a)	$630	$594,326
3.38%, 08/15/61	500	470,250

		67,435,526

Commercial Services & Supplies — 0.0%
GATX Corp. 3.25%, 09/15/26(a)	750	795,084
3.85%, 03/30/27	500	551,323
4.70%, 04/01/29(a)	1,000	1,159,238
1.90%, 06/01/31	2,000	1,900,056
3.10%, 06/01/51(a)	490	463,055
George Washington University 4.87%, 09/15/45	100	133,370
Series 2014, 4.30%, 09/15/44	250	311,747
Massachusetts Institute of Technology, 5.60%, 12/31/99	500	861,559
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	1,193	1,164,038

		7,339,470

Communications Equipment — 0.1%
Cisco Systems, Inc. 2.60%, 02/28/23(a)	500	516,670
2.20%, 09/20/23	1,000	1,034,239
3.63%, 03/04/24(a)	1,000	1,075,270
2.95%, 02/28/26	1,500	1,622,412
2.50%, 09/20/26(a)	1,000	1,067,661
5.90%, 02/15/39	500	722,214
5.50%, 01/15/40(a)	850	1,187,854
Juniper Networks, Inc. 3.75%, 08/15/29	500	547,099
5.95%, 03/15/41	500	662,234
Motorola Solutions, Inc. 4.60%, 02/23/28	500	576,028
4.60%, 05/23/29	965	1,120,679
2.30%, 11/15/30	840	825,597
2.75%, 05/24/31	590	602,105

		11,560,062

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32	300	291,261
WW Grainger, Inc., 4.60%, 06/15/45(a)	1,250	1,599,798

		1,891,059

Consumer Discretionary — 0.0%
California Endowment, 2.50%, 04/01/51	84	80,864
Cintas Corp. No. 2, 3.70%, 04/01/27	500	558,054
GXO Logistics, Inc.(c) 1.65%, 07/15/26	1,000	992,350
2.65%, 07/15/31	500	496,803
Harley-Davidson, Inc., 4.63%, 07/28/45	600	642,151
Quanta Services, Inc. 2.35%, 01/15/32	230	225,047
3.05%, 10/01/41	270	260,434
RELX Capital, Inc., 3.50%, 03/16/23	300	312,587

		3,568,290

Consumer Finance — 0.5%
American Express Co. 2.65%, 12/02/22	1,000	1,027,069
3.40%, 02/27/23	2,000	2,079,339
3.70%, 08/03/23	2,000	2,115,111

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
American Express Co. (continued) 3.40%, 02/22/24	$3,000	$3,192,831
2.50%, 07/30/24	655	688,563
3.00%, 10/30/24	1,000	1,067,402
3.63%, 12/05/24	300	325,355
3.13%, 05/20/26	3,000	3,248,920
4.05%, 12/03/42	67	79,988
American Express Credit Corp., 3.30%, 05/03/27	500	554,460
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	112	110,075
Automatic Data Processing, Inc. 1.70%, 05/15/28	580	586,587
1.25%, 09/01/30	2,000	1,901,428
Block Financial LLC 2.50%, 07/15/28(a)	510	517,226
3.88%, 08/15/30	1,000	1,087,551
Capital One Bank USA NA, 3.38%, 02/15/23	350	364,029
Capital One Financial Corp. 3.20%, 01/30/23	4,000	4,141,251
3.50%, 06/15/23	110	115,600
3.90%, 01/29/24	1,000	1,070,402
3.75%, 04/24/24(a)	250	268,193
3.30%, 10/30/24	1,000	1,072,833
3.20%, 02/05/25	250	267,216
4.25%, 04/30/25	2,000	2,211,178
4.20%, 10/29/25	340	376,827
3.75%, 07/28/26	230	252,483
3.75%, 03/09/27	500	553,164
3.65%, 05/11/27	2,000	2,215,556
3.80%, 01/31/28(a)	1,000	1,111,079
(SOFR + 1.34%), 2.36%, 07/29/32(b)	1,000	979,030
Discover Financial Services 3.95%, 11/06/24(a)	350	379,079
3.75%, 03/04/25	75	80,930
Equifax, Inc. 2.60%, 12/01/24	1,000	1,049,364
3.25%, 06/01/26(a)	250	267,341
2.35%, 09/15/31	1,000	984,439
Global Payments, Inc. 4.00%, 06/01/23	1,000	1,054,326
4.80%, 04/01/26	500	566,388
3.20%, 08/15/29(a)	250	264,274
2.90%, 05/15/30	1,815	1,872,678
4.15%, 08/15/49	355	398,535
Mastercard, Inc. 3.38%, 04/01/24	250	267,364
2.00%, 03/03/25	1,200	1,247,339
3.30%, 03/26/27	235	258,342
3.50%, 02/26/28	1,000	1,114,220
2.95%, 06/01/29(a)	1,500	1,624,267
3.35%, 03/26/30	830	923,289
1.90%, 03/15/31	515	516,744
3.65%, 06/01/49	500	576,251
3.85%, 03/26/50	1,050	1,248,592
2.95%, 03/15/51	550	568,354
Moody’s Corp. 4.88%, 02/15/24	500	544,597
3.25%, 01/15/28(a)	750	814,538
4.25%, 02/01/29(a)	1,000	1,147,183
2.00%, 08/19/31(a)	295	288,671

Security	Par (000)	Value

Consumer Finance (continued)
Moody’s Corp. (continued) 2.75%, 08/19/41	$360	$349,415
3.25%, 05/20/50(a)	135	138,257
2.55%, 08/18/60	1,000	875,242
PayPal Holdings, Inc. 1.35%, 06/01/23	395	401,566
2.40%, 10/01/24(a)	1,170	1,229,478
1.65%, 06/01/25	440	450,890
2.65%, 10/01/26(a)	1,000	1,068,466
2.85%, 10/01/29(a)	1,335	1,424,981
2.30%, 06/01/30	465	476,565
3.25%, 06/01/50	585	631,173
S&P Global, Inc. 2.50%, 12/01/29(a)	320	334,337
1.25%, 08/15/30	430	404,713
3.25%, 12/01/49	225	242,118
2.30%, 08/15/60	850	722,939
Synchrony Financial 4.50%, 07/23/25	190	209,807
3.95%, 12/01/27	1,000	1,103,103
5.15%, 03/19/29	500	585,297
Visa, Inc. 2.80%, 12/14/22	750	769,692
3.15%, 12/14/25	1,945	2,109,111
2.75%, 09/15/27	1,150	1,238,215
2.05%, 04/15/30	1,000	1,015,886
1.10%, 02/15/31(a)	1,400	1,311,828
4.15%, 12/14/35(a)	500	602,571
2.70%, 04/15/40	1,000	1,023,153
4.30%, 12/14/45	1,750	2,196,811
3.65%, 09/15/47	195	224,490
2.00%, 08/15/50	1,100	948,270
Western Union Co. 1.35%, 03/15/26	900	887,749
2.75%, 03/15/31(a)	900	901,237
6.20%, 11/17/36	525	668,979

		76,184,190

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 2.63%, 06/19/30	275	280,790
2.69%, 05/25/31(a)	285	292,398
Avery Dennison Corp., 2.25%, 02/15/32	500	489,492
Berry Global, Inc.(c) 1.57%, 01/15/26(a)	1,000	999,740
1.65%, 01/15/27	500	493,705
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	1,000	1,139,250
Georgia-Pacific LLC, 8.88%, 05/15/31	525	819,459
International Paper Co. 3.80%, 01/15/26(a)	1,000	1,100,593
5.00%, 09/15/35	250	309,356
7.30%, 11/15/39	250	384,613
4.80%, 06/15/44	250	315,219
5.15%, 05/15/46	1,000	1,311,413
4.40%, 08/15/47(a)	250	304,278
4.35%, 08/15/48(a)	575	703,832
Packaging Corp. of America 4.50%, 11/01/23	250	267,630
3.00%, 12/15/29	200	211,633
4.05%, 12/15/49	650	755,762
3.05%, 10/01/51	185	182,418

10

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Sonoco Products Co., 3.13%, 05/01/30(a)	$1,300	$1,385,388
Suzano Austria GmbH 6.00%, 01/15/29	1,000	1,173,500
3.75%, 01/15/31(a)	2,000	2,049,500
WestRock MWV LLC, 8.20%, 01/15/30(a)	100	140,112
WRKCo, Inc. 4.65%, 03/15/26	1,170	1,329,272
3.38%, 09/15/27(a)	500	544,188
4.00%, 03/15/28(a)	1,000	1,118,268
4.90%, 03/15/29(a)	1,000	1,182,454

		19,284,263

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/23(a)	500	515,198
4.88%, 01/16/24(a)	1,000	1,080,480
2.88%, 08/14/24(a)	3,000	3,125,453
6.50%, 07/15/25(a)	1,000	1,159,402
1.75%, 01/30/26	1,000	989,785
3.65%, 07/21/27(a)	1,000	1,062,227
3.88%, 01/23/28(a)	500	536,808
Air Lease Corp. 2.25%, 01/15/23	1,095	1,118,917
3.00%, 09/15/23	500	519,645
4.25%, 02/01/24	500	536,635
4.25%, 09/15/24(a)	250	271,347
2.30%, 02/01/25(a)	375	385,182
3.25%, 03/01/25	2,000	2,111,579
3.38%, 07/01/25	1,000	1,061,953
2.88%, 01/15/26	1,000	1,044,896
1.88%, 08/15/26	155	154,459
3.63%, 12/01/27(a)	200	214,189
2.10%, 09/01/28	500	485,414
3.25%, 10/01/29(a)	500	520,180
3.00%, 02/01/30(a)	400	405,882
3.13%, 12/01/30	2,000	2,048,921
Aircastle Ltd. 5.00%, 04/01/23	100	106,233
4.13%, 05/01/24(a)	1,000	1,063,728
4.25%, 06/15/26(a)	500	546,585
Ally Financial, Inc. 3.05%, 06/05/23	2,000	2,074,853
1.45%, 10/02/23	2,335	2,369,488
3.88%, 05/21/24	1,500	1,613,581
5.13%, 09/30/24(a)	2,300	2,576,078
4.63%, 03/30/25	1,500	1,665,950
5.80%, 05/01/25(a)	1,500	1,725,514
8.00%, 11/01/31(a)	700	1,009,630
Banco Santander SA 3.13%, 02/23/23	1,000	1,035,608
2.71%, 06/27/24	1,000	1,051,786
2.75%, 05/28/25	1,400	1,468,555
5.18%, 11/19/25	200	227,201
1.85%, 03/25/26	400	405,146
4.25%, 04/11/27(a)	2,000	2,247,490
3.80%, 02/23/28	600	657,630
4.38%, 04/12/28(a)	1,000	1,135,615
3.31%, 06/27/29	600	648,825
3.49%, 05/28/30	800	860,715
2.75%, 12/03/30(a)	400	398,018

Security	Par (000)	Value

Diversified Financial Services (continued)
Banco Santander SA (continued) 2.96%, 03/25/31(a)	$600	$617,268
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	800	796,282
Bank of America Corp. 2.50%, 10/21/22	1,000	1,001,071
3.30%, 01/11/23	3,000	3,113,331
4.10%, 07/24/23	4,000	4,264,428
4.00%, 04/01/24(a)	500	541,275
4.20%, 08/26/24	1,750	1,914,207
4.00%, 01/22/25	750	814,999
3.88%, 08/01/25	2,250	2,479,617
4.45%, 03/03/26	1,340	1,500,438
3.50%, 04/19/26	645	704,292
4.25%, 10/22/26	1,290	1,452,017
3.25%, 10/21/27	1,375	1,484,669
6.11%, 01/29/37	350	471,887
7.75%, 05/14/38	200	312,886
5.88%, 02/07/42	1,100	1,566,949
5.00%, 01/21/44	1,250	1,639,766
4.88%, 04/01/44	1,000	1,289,683
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	1,400	1,436,362
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(b)	1,000	1,042,443
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(b)	5,144	5,301,252
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(a)(b)	2,000	2,136,855
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(b)	385	402,144
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(b)	1,500	1,587,437
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	1,000	1,063,912
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	3,500	3,541,965
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)	5,544	6,008,795
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	1,000	1,088,230
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(a)(b)	1,000	1,112,161
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(b)	1,000	1,062,970
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	4,965	5,282,998
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	1,000	1,043,980
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	600	693,518
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(b)	2,650	2,966,737
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	1,450	1,644,245
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	1,000	1,151,259
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	500	548,148
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)(b)	1,000	1,098,968

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	$2,000	$2,452,256
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	2,000	2,207,100
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	1,500	1,755,000
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	1,150	1,419,478
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	3,900	4,614,975
(5 year CMT + 1.20%), 2.48%, 09/21/36(b)	2,000	1,960,423
(SOFR + 0.41%), 0.52%, 06/14/24(b)	900	899,620
(SOFR + 0.69%), 0.98%, 04/22/25(b)	1,000	1,005,318
(SOFR + 0.74%), 0.81%, 10/24/24(b)	1,600	1,605,542
(SOFR + 0.91%), 1.66%, 03/11/27(b)	1,700	1,709,758
(SOFR + 0.96%), 1.73%, 07/22/27(b)	4,300	4,317,694
(SOFR + 1.01%), 1.20%, 10/24/26(a)(b)	1,100	1,091,734
(SOFR + 1.06%), 2.09%, 06/14/29(b)	2,000	1,996,790
(SOFR + 1.15%), 1.32%, 06/19/26(b)	1,700	1,699,585
(SOFR + 1.22%), 2.65%, 03/11/32(b)	1,700	1,731,142
(SOFR + 1.22%), 2.30%, 07/21/32(b)	400	394,289
(SOFR + 1.32%), 2.69%, 04/22/32(b)	3,145	3,202,459
(SOFR + 1.37%), 1.92%, 10/24/31(b)	1,700	1,635,350
(SOFR + 1.53%), 1.90%, 07/23/31(b)	2,000	1,928,553
(SOFR + 1.56%), 2.97%, 07/21/52(b)	200	195,787
(SOFR + 1.58%), 3.31%, 04/22/42(b)	3,000	3,147,827
(SOFR + 1.65%), 3.48%, 03/13/52(b)	715	771,898
(SOFR + 1.88%), 2.83%, 10/24/51(b)	815	780,941
(SOFR + 1.93%), 2.68%, 06/19/41(b)	3,000	2,896,254
(SOFR + 2.15%), 2.59%, 04/29/31(b)	2,700	2,755,696
Series L, 3.95%, 04/21/25(a)	2,155	2,348,438
Series L, 4.18%, 11/25/27(a)	1,000	1,114,754
Bank of Nova Scotia 2.00%, 11/15/22	1,000	1,019,615
2.38%, 01/18/23	475	487,782
3.40%, 02/11/24	1,000	1,062,776
0.65%, 07/31/24	1,565	1,562,342
2.20%, 02/03/25(a)	2,000	2,075,650
4.50%, 12/16/25	250	280,940
1.35%, 06/24/26(a)	2,000	2,001,450
2.70%, 08/03/26(a)	500	530,430
1.30%, 09/15/26	1,400	1,389,712
2.15%, 08/01/31(a)	2,000	1,983,785
Barclays PLC 3.68%, 01/10/23	1,500	1,513,343
3.65%, 03/16/25(a)	450	483,549
4.38%, 01/12/26	2,000	2,231,880
5.20%, 05/12/26	1,000	1,143,360
4.34%, 01/10/28(a)	750	838,888
4.84%, 05/09/28	1,000	1,130,270
5.25%, 08/17/45(a)	250	334,288
4.95%, 01/10/47	1,000	1,296,082
(1 year CMT + 1.20%), 2.67%, 03/10/32(b)	2,000	2,007,570
(1 year CMT + 1.90%), 2.65%, 06/24/31(a)(b)	2,000	2,014,240
(3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(b)	2,000	2,117,031
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(a)(b)	4,000	4,292,765
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	2,250	2,615,889

Security	Par (000)	Value

Diversified Financial Services (continued)
Barclays PLC (continued)
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	$1,000	$1,153,878
(5 year CMT + 2.90%), 3.56%, 09/23/35(a)(b)	1,000	1,037,474
(SOFR + 2.71%), 2.85%, 05/07/26(b)	500	525,171
BNP Paribas SA(a) 3.25%, 03/03/23	250	260,416
4.25%, 10/15/24	500	546,252
Cboe Global Markets, Inc., 1.63%, 12/15/30	1,700	1,630,205
Citigroup, Inc. 2.70%, 10/27/22	3,500	3,583,230
3.50%, 05/15/23	3,500	3,666,573
3.88%, 10/25/23(a)	3,000	3,209,226
3.88%, 03/26/25	500	543,025
3.30%, 04/27/25	155	167,063
4.40%, 06/10/25(a)	500	553,038
5.50%, 09/13/25	1,000	1,153,953
3.70%, 01/12/26	1,000	1,098,454
4.60%, 03/09/26	750	847,073
3.40%, 05/01/26(a)	500	544,312
3.20%, 10/21/26	2,500	2,695,438
4.30%, 11/20/26(a)	150	168,469
4.45%, 09/29/27	3,000	3,411,567
4.13%, 07/25/28	750	837,182
6.63%, 06/15/32	100	134,320
6.13%, 08/25/36	184	252,296
8.13%, 07/15/39	575	982,636
5.88%, 01/30/42	2,500	3,565,713
6.68%, 09/13/43	250	380,691
5.30%, 05/06/44	500	665,459
4.65%, 07/30/45	750	954,181
4.75%, 05/18/46	1,500	1,883,553
4.65%, 07/23/48	1,500	1,934,926
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	4,000	4,248,600
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(a)(b)	2,000	2,174,763
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	2,500	2,807,865
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	1,000	1,099,204
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	1,000	1,105,030
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	1,000	1,218,579
(SOFR + 0.67%), 0.98%, 05/01/25(b)	690	692,235
(SOFR + 0.77%), 1.12%, 01/28/27(b)	2,200	2,169,274
(SOFR + 0.77%), 1.46%, 06/09/27(b)	3,205	3,186,113
(SOFR + 1.15%), 2.67%, 01/29/31(a)(b)	1,000	1,024,137
(SOFR + 1.17%), 2.56%, 05/01/32(b)	1,205	1,216,851
(SOFR + 1.42%), 2.98%, 11/05/30(b)	1,000	1,051,387
(SOFR + 1.67%), 1.68%, 05/15/24(b)	1,000	1,019,452
(SOFR + 2.11%), 2.57%, 06/03/31(a)(b)	1,500	1,528,956
(SOFR + 2.84%), 3.11%, 04/08/26(b)	1,400	1,486,450
(SOFR + 3.91%), 4.41%, 03/31/31(b)	2,400	2,771,178
(SOFR + 4.55%), 5.32%, 03/26/41(a)(b)	2,400	3,186,378
Clorox Co. 3.50%, 12/15/24	250	270,395
3.10%, 10/01/27	500	539,622
CME Group, Inc. 3.00%, 03/15/25	1,250	1,330,762

12

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
CME Group, Inc. (continued) 3.75%, 06/15/28	$1,000	$1,128,800
5.30%, 09/15/43	100	140,284
Credit Suisse Group AG 3.80%, 06/09/23	1,000	1,053,575
3.75%, 03/26/25	2,500	2,696,141
4.55%, 04/17/26	2,250	2,527,482
4.88%, 05/15/45(a)	1,500	1,877,745
Deutsche Bank AG 3.95%, 02/27/23	2,000	2,090,074
0.90%, 05/28/24	330	329,697
3.70%, 05/30/24	215	229,064
4.10%, 01/13/26(a)	350	382,464
1.69%, 03/19/26	570	573,239
(SOFR + 1.72%), 3.04%, 05/28/32(b)	475	481,939
(SOFR + 1.87%), 2.13%, 11/24/26(b)	1,405	1,427,154
(SOFR + 2.16%), 2.22%, 09/18/24(b)	1,435	1,470,863
(SOFR + 2.58%), 3.96%, 11/26/25(b)	800	865,210
(SOFR + 3.04%), 3.55%, 09/18/31(a)(b)	855	912,389
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/52	100	97,487
GE Capital Funding LLC 3.45%, 05/15/25	2,000	2,157,099
4.05%, 05/15/27(a)	1,500	1,684,116
4.55%, 05/15/32	1,000	1,184,216
GE Capital International Funding Co. 3.37%, 11/15/25	2,427	2,630,543
4.42%, 11/15/35	5,685	6,822,297
Goldman Sachs Group, Inc. 3.63%, 01/22/23	150	156,337
3.63%, 02/20/24	1,000	1,065,635
4.00%, 03/03/24	3,425	3,689,529
3.85%, 07/08/24	500	538,268
3.50%, 01/23/25	3,750	4,016,742
3.50%, 04/01/25	1,915	2,058,823
3.75%, 05/22/25	2,250	2,438,257
4.25%, 10/21/25	1,050	1,162,802
3.75%, 02/25/26(a)	380	416,987
3.50%, 11/16/26(a)	2,000	2,161,239
5.95%, 01/15/27	250	300,745
3.85%, 01/26/27	2,000	2,197,462
2.60%, 02/07/30(a)	2,000	2,058,439
3.80%, 03/15/30	2,600	2,894,338
6.75%, 10/01/37	1,650	2,363,272
6.25%, 02/01/41	1,000	1,457,590
4.80%, 07/08/44	1,250	1,598,836
5.15%, 05/22/45	1,500	1,966,903
4.75%, 10/21/45	1,750	2,259,636
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	2,000	2,213,339
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	1,000	1,067,832
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	3,000	3,390,364
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	2,000	2,298,460
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	2,400	2,884,469
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	2,500	2,751,830
(SOFR + 0.51%), 0.66%, 09/10/24(b)	2,000	2,000,330

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(SOFR + 0.57%), 0.67%, 03/08/24(b)	$1,500	$1,501,785
(SOFR + 0.80%), 1.43%, 03/09/27(b)	2,500	2,493,125
(SOFR + 0.82%), 1.54%, 09/10/27(b)	2,000	1,991,995
(SOFR + 1.09%), 1.99%, 01/27/32(b)	1,460	1,407,922
(SOFR + 1.25%), 2.38%, 07/21/32(b)	2,800	2,772,334
(SOFR + 1.28%), 2.62%, 04/22/32(b)	3,355	3,395,562
(SOFR + 1.47%), 2.91%, 07/21/42(b)	2,000	1,971,904
(SOFR + 1.51%), 3.21%, 04/22/42(b)	1,000	1,033,740
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(b)	3,000	2,956,268
HSBC Holdings PLC 3.60%, 05/25/23	3,750	3,942,342
4.25%, 03/14/24	500	537,166
4.25%, 08/18/25	500	548,456
4.30%, 03/08/26	1,000	1,113,361
3.90%, 05/25/26(a)	3,000	3,304,360
4.38%, 11/23/26	2,000	2,229,149
4.95%, 03/31/30(a)	1,353	1,609,110
6.50%, 05/02/36	200	275,014
6.50%, 09/15/37	750	1,039,800
6.80%, 06/01/38	250	356,067
6.10%, 01/14/42	1,000	1,437,518
5.25%, 03/14/44	1,250	1,625,414
(3 mo. LIBOR US + 0.92%), 3.03%, 11/22/23(b)	2,000	2,056,705
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(b)	3,380	3,559,289
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(a)(b)	1,000	1,066,623
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(b)	3,000	3,309,395
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(b)	3,000	3,406,089
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(b)	3,000	3,319,258
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	3,000	3,311,220
(SOFR + 0.71%), 0.98%, 05/24/25(b)	560	559,014
(SOFR + 1.19%), 2.80%, 05/24/32(b)	2,730	2,766,767
(SOFR + 1.29%), 2.21%, 08/17/29(b)	745	738,935
(SOFR + 1.40%), 2.63%, 11/07/25(b)	1,000	1,043,066
(SOFR + 1.54%), 1.65%, 04/18/26(b)	1,740	1,749,333
(SOFR + 1.73%), 2.01%, 09/22/28(b)	1,000	999,755
(SOFR + 1.95%), 2.36%, 08/18/31(b)	2,000	1,977,827
(SOFR + 2.39%), 2.85%, 06/04/31(b)	2,000	2,051,060
Intercontinental Exchange, Inc. 4.00%, 10/15/23	2,000	2,138,682
3.75%, 12/01/25(a)	1,115	1,224,600
3.75%, 09/21/28	1,135	1,266,281
2.10%, 06/15/30	770	761,465
1.85%, 09/15/32	165	155,276
2.65%, 09/15/40	1,000	956,423
4.25%, 09/21/48	500	594,379
3.00%, 06/15/50	435	430,036
3.00%, 09/15/60(a)	1,550	1,492,369
John Deere Capital Corp. 2.80%, 03/06/23	500	517,658
3.45%, 06/07/23	2,000	2,107,284
3.45%, 01/10/24(a)	1,000	1,067,265
0.45%, 01/17/24(a)	250	249,982

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
John Deere Capital Corp. (continued) 0.45%, 06/07/24	$405	$403,845
0.63%, 09/10/24	160	160,073
2.05%, 01/09/25	1,000	1,039,264
0.70%, 01/15/26	900	886,494
1.05%, 06/17/26	2,000	1,993,232
2.25%, 09/14/26	500	524,887
3.05%, 01/06/28	300	325,672
1.50%, 03/06/28(a)	250	248,360
2.80%, 07/18/29	630	675,349
2.45%, 01/09/30	300	312,284
1.45%, 01/15/31	900	859,335
2.00%, 06/17/31(a)	2,000	1,998,715
JPMorgan Chase & Co. 2.97%, 01/15/23(a)	2,000	2,014,584
3.20%, 01/25/23	3,150	3,269,913
3.38%, 05/01/23	3,500	3,660,233
2.70%, 05/18/23(a)	2,500	2,585,869
3.88%, 02/01/24	2,000	2,150,579
3.63%, 05/13/24(a)	1,000	1,075,909
3.88%, 09/10/24	1,300	1,413,464
3.13%, 01/23/25	1,250	1,328,599
3.90%, 07/15/25	2,250	2,460,303
3.30%, 04/01/26	500	542,108
3.20%, 06/15/26	1,000	1,080,224
2.95%, 10/01/26	3,000	3,215,220
7.63%, 10/15/26	500	642,651
4.13%, 12/15/26	250	281,078
4.25%, 10/01/27	500	568,601
3.63%, 12/01/27	1,000	1,092,299
6.40%, 05/15/38	1,100	1,600,697
5.50%, 10/15/40	125	171,146
5.60%, 07/15/41(a)	550	757,981
5.40%, 01/06/42	400	548,070
5.63%, 08/16/43	500	692,233
4.85%, 02/01/44	100	130,230
4.95%, 06/01/45(a)	1,250	1,633,945
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(b)	1,500	1,570,339
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(b)	2,500	2,642,883
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	1,000	1,087,810
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	4,000	4,469,741
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	2,000	2,112,523
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	1,000	1,104,333
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	1,750	2,009,036
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	1,175	1,336,623
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(a)(b)	2,500	2,879,556
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)(b)	2,000	2,203,813
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)	1,000	1,151,041
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(b)	1,750	1,911,413

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	$2,500	$2,897,973
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(a)(b)	1,500	1,748,095
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	1,000	1,205,740
(SOFR + 0.49%), 0.77%, 08/09/25(b)	1,000	995,936
(SOFR + 0.54%), 0.82%, 06/01/25(b)	1,305	1,304,767
(SOFR + 0.58%), 0.97%, 06/23/25(b)	1,000	1,001,226
(SOFR + 0.77%), 1.47%, 09/22/27(b)	1,000	993,601
(SOFR + 0.89%), 1.58%, 04/22/27(b)	300	300,608
(SOFR + 1.02%), 2.07%, 06/01/29(b)	1,400	1,403,153
(SOFR + 1.07%), 1.95%, 02/04/32(b)	2,000	1,929,443
(SOFR + 1.11%), 1.76%, 11/19/31(b)	1,000	954,900
(SOFR + 1.16%), 2.30%, 10/15/25(b)	500	518,606
(SOFR + 1.25%), 2.58%, 04/22/32(b)	1,465	1,485,317
(SOFR + 1.46%), 1.51%, 06/01/24(b)	2,000	2,033,300
(SOFR + 1.46%), 3.16%, 04/22/42(b)	2,300	2,387,943
(SOFR + 1.51%), 2.74%, 10/15/30(b)	3,000	3,106,865
(SOFR + 1.51%), 2.53%, 11/19/41(b)	1,500	1,420,471
(SOFR + 1.58%), 3.33%, 04/22/52(b)	2,700	2,828,404
(SOFR + 1.59%), 2.01%, 03/13/26(b)	1,300	1,331,571
(SOFR + 1.85%), 2.08%, 04/22/26(a)(b)	3,100	3,188,540
(SOFR + 2.04%), 2.52%, 04/22/31(b)	1,600	1,632,325
(SOFR + 2.44%), 3.11%, 04/22/51(b)	2,700	2,742,606
(SOFR + 2.46%), 3.11%, 04/22/41(b)	1,100	1,137,520
(SOFR + 2.52%), 2.96%, 05/13/31(a)(b)	2,000	2,080,716
(SOFR + 3.79%), 4.49%, 03/24/31(b)	4,000	4,667,505
Kimberly-Clark Corp. 2.65%, 03/01/25(a)	85	89,719
2.75%, 02/15/26(a)	500	536,808
5.30%, 03/01/41	250	338,514
3.20%, 07/30/46	210	225,436
3.90%, 05/04/47(a)	750	898,594
2.88%, 02/07/50(a)	800	810,684
Lloyds Banking Group PLC 4.05%, 08/16/23(a)	500	532,345
3.90%, 03/12/24(a)	500	537,556
4.50%, 11/04/24	2,000	2,196,207
4.45%, 05/08/25	500	554,667
4.58%, 12/10/25	250	279,046
4.65%, 03/24/26	750	842,918
4.38%, 03/22/28	1,000	1,137,480
4.55%, 08/16/28(a)	2,000	2,305,196
5.30%, 12/01/45	850	1,120,876
4.34%, 01/09/48	1,300	1,531,762
(1 year CMT + 1.00%), 2.44%, 02/05/26(b)	340	352,709
(1 year CMT + 3.50%), 3.87%, 07/09/25(b)	1,000	1,078,189
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(a)(b)	500	544,221
(3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(b)	1,000	1,025,990
Mitsubishi UFJ Financial Group, Inc. 3.46%, 03/02/23	3,000	3,129,539
3.76%, 07/26/23(a)	1,500	1,589,191
2.80%, 07/18/24	1,000	1,054,034
2.19%, 02/25/25	500	517,187
3.85%, 03/01/26	500	552,076
2.76%, 09/13/26	250	264,233
3.29%, 07/25/27(a)	1,000	1,091,435

14

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi UFJ Financial Group, Inc. (continued) 3.96%, 03/02/28	$1,000	$1,121,263
3.74%, 03/07/29	2,000	2,229,549
2.56%, 02/25/30	2,000	2,048,041
2.05%, 07/17/30	2,000	1,966,561
4.29%, 07/26/38(a)	250	300,608
3.75%, 07/18/39(a)	1,010	1,136,840
(1 year CMT + 0.55%), 0.95%, 07/19/25(b)	2,500	2,502,840
(1 year CMT + 0.68%), 0.85%, 09/15/24(b)	2,000	2,008,899
(1 year CMT + 0.75%), 1.54%, 07/20/27(b)	500	499,511
(1 year CMT + 0.95%), 2.31%, 07/20/32(b)	500	495,380
Mizuho Financial Group, Inc. 3.55%, 03/05/23(a)	2,000	2,088,420
3.17%, 09/11/27	1,000	1,075,304
2.56%, 09/13/31	2,000	1,971,805
(1 year CMT + 0.67%), 1.23%, 05/22/27(b)	2,000	1,968,502
(1 year CMT + 0.75%), 1.55%, 07/09/27(b)	500	498,903
(1 year CMT + 0.90%), 2.26%, 07/09/32(a)(b)	500	492,744
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(a)(b)	2,000	2,124,334
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(a)(b)	1,000	1,062,284
(SOFR + 0.87%), 0.85%, 09/08/24(b)	2,000	2,006,756
(SOFR + 1.25%), 1.24%, 07/10/24(a)(b)	800	809,336
(SOFR + 1.36%), 2.56%, 09/13/25(b)	905	947,166
(SOFR + 1.57%), 2.87%, 09/13/30(b)	500	523,362
(SOFR + 1.77%), 2.20%, 07/10/31(a)(b)	1,000	983,389
Morgan Stanley 4.88%, 11/01/22	500	523,793
3.13%, 01/23/23	3,500	3,622,431
3.75%, 02/25/23	500	522,808
4.10%, 05/22/23	250	263,952
3.70%, 10/23/24	1,500	1,627,072
4.00%, 07/23/25	2,005	2,208,911
5.00%, 11/24/25	1,250	1,428,924
3.88%, 01/27/26(a)	1,750	1,937,244
3.13%, 07/27/26(a)	500	538,141
4.35%, 09/08/26	1,500	1,693,064
3.63%, 01/20/27	2,000	2,204,676
3.95%, 04/23/27	250	278,027
7.25%, 04/01/32	50	72,571
6.38%, 07/24/42	1,050	1,589,786
4.30%, 01/27/45	1,000	1,218,922
4.38%, 01/22/47	1,500	1,869,894
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(b)	4,000	4,197,080
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(b)	3,000	3,319,547
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	2,250	2,467,434
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(a)(b)	3,000	3,628,080
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,000	1,145,625
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)(b)	750	866,004
(SOFR + 0.46%), 0.53%, 01/25/24(b)	2,500	2,501,801
(SOFR + 0.47%), 0.56%, 11/10/23(b)	1,700	1,702,196
(SOFR + 0.51%), 0.79%, 01/22/25(b)	500	499,977
(SOFR + 0.53%), 0.79%, 05/30/25(b)	2,305	2,297,924
(SOFR + 0.62%), 0.73%, 04/05/24(b)	4,000	4,013,277

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
(SOFR + 0.72%), 0.99%, 12/10/26(b)	$1,800	$1,768,032
(SOFR + 0.86%), 1.51%, 07/20/27(b)	1,910	1,900,919
(SOFR + 0.88%), 1.59%, 05/04/27(b)	125	125,372
(SOFR + 1.02%), 1.93%, 04/28/32(b)	3,100	2,973,011
(SOFR + 1.03%), 1.79%, 02/13/32(b)	1,980	1,885,731
(SOFR + 1.14%), 2.70%, 01/22/31(b)	4,000	4,124,371
(SOFR + 1.15%), 2.72%, 07/22/25(b)	605	633,934
(SOFR + 1.18%), 2.24%, 07/21/32(b)	500	491,394
(SOFR + 1.36%), 2.48%, 09/16/36(b)	2,690	2,632,775
(SOFR + 1.43%), 2.80%, 01/25/52(a)(b)	1,285	1,235,126
(SOFR + 1.49%), 3.22%, 04/22/42(b)	35	36,614
(SOFR + 1.99%), 2.19%, 04/28/26(b)	3,430	3,541,488
(SOFR + 3.12%), 3.62%, 04/01/31(b)	4,020	4,430,708
(SOFR + 4.84%), 5.60%, 03/24/51(b)	1,000	1,482,675
Series F, 3.88%, 04/29/24(a)	250	269,740
Nasdaq, Inc. 4.25%, 06/01/24	250	270,865
3.85%, 06/30/26(a)	600	665,434
1.65%, 01/15/31	2,500	2,355,539
3.25%, 04/28/50	1,000	1,007,610
Natwest Group PLC 3.88%, 09/12/23	1,000	1,060,241
6.00%, 12/19/23	1,000	1,108,007
4.80%, 04/05/26	1,000	1,136,756
(1 year CMT + 0.90%), 1.64%, 06/14/27(b)	695	694,954
(1 year CMT + 2.15%), 2.36%, 05/22/24(b)	385	395,061
(1 year CMT + 2.55%), 3.07%, 05/22/28(a)(b)	580	615,842
(3 mo. LIBOR US + 1.55%), 4.52%, 06/25/24(a)(b)	2,000	2,128,748
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(a)(b)	1,000	1,164,408
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(a)(b)	1,000	1,079,140
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(a)(b)	1,000	1,143,909
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	1,000	1,180,840
(5 year CMT + 2.10%), 3.75%, 11/01/29(a)(b)	2,290	2,443,871
(5 year CMT + 2.35%), 3.03%, 11/28/35(b)	300	300,398
ORIX Corp., 2.25%, 03/09/31(a)	500	499,408
Rexford Industrial Realty LP 2.13%, 12/01/30	400	387,486
2.15%, 09/01/31	445	428,850
Sumitomo Mitsui Financial Group, Inc. 3.10%, 01/17/23	4,000	4,139,316
3.75%, 07/19/23	500	529,795
3.94%, 10/16/23	1,000	1,069,466
2.45%, 09/27/24	2,000	2,090,620
2.35%, 01/15/25(a)	2,000	2,076,689
1.47%, 07/08/25(a)	2,000	2,016,100
3.78%, 03/09/26	500	551,530
2.63%, 07/14/26	1,000	1,052,532
1.40%, 09/17/26	1,500	1,487,704
3.01%, 10/19/26	250	268,084
3.36%, 07/12/27(a)	1,000	1,098,823
3.35%, 10/18/27	500	543,790
3.54%, 01/17/28(a)	2,000	2,188,844
1.90%, 09/17/28	1,500	1,482,391
3.04%, 07/16/29	920	974,786
3.20%, 09/17/29	500	526,397

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued) 2.72%, 09/27/29	$1,000	$1,035,531
2.13%, 07/08/30	2,000	1,970,863
1.71%, 01/12/31(a)	900	858,422
2.22%, 09/17/31	565	556,050
2.93%, 09/17/41(a)	200	194,844

		726,239,390

Diversified Telecommunication Services — 0.9%
AT&T, Inc. 2.63%, 12/01/22(a)	2,000	2,040,767
4.05%, 12/15/23	2,500	2,691,048
0.90%, 03/25/24	2,000	2,003,140
4.45%, 04/01/24	2,500	2,708,752
3.95%, 01/15/25(a)	500	545,786
3.40%, 05/15/25	1,000	1,078,077
4.13%, 02/17/26(a)	1,000	1,116,010
1.70%, 03/25/26(a)	700	708,666
1.65%, 02/01/28	1,100	1,091,191
4.35%, 03/01/29(a)	2,000	2,293,239
4.30%, 02/15/30(a)	3,000	3,442,734
2.75%, 06/01/31(a)	2,000	2,053,599
2.25%, 02/01/32	1,400	1,363,129
2.55%, 12/01/33	5,518	5,428,708
4.50%, 05/15/35(a)	1,310	1,533,543
4.90%, 08/15/37	750	910,182
4.85%, 03/01/39	2,000	2,396,889
5.35%, 09/01/40	1	1,257
3.50%, 06/01/41(a)	1,000	1,026,730
4.90%, 06/15/42	350	420,789
3.10%, 02/01/43	1,600	1,533,994
4.65%, 06/01/44(a)	250	292,532
4.75%, 05/15/46	1,000	1,196,146
4.50%, 03/09/48	1,000	1,152,089
3.65%, 06/01/51	1,000	1,018,987
3.30%, 02/01/52	800	774,607
3.50%, 09/15/53	4,624	4,576,465
3.55%, 09/15/55	11,407	11,248,941
3.80%, 12/01/57	4,577	4,675,643
3.65%, 09/15/59	7,181	7,158,903
3.85%, 06/01/60	1,000	1,034,003
3.50%, 02/01/61(a)	600	574,168
British Telecommunications PLC 5.13%, 12/04/28(a)	1,000	1,169,190
9.63%, 12/15/30	900	1,377,455
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	1,650	2,459,968
Telefonica Emisiones SAU 4.10%, 03/08/27	1,000	1,123,483
7.05%, 06/20/36	75	108,239
4.67%, 03/06/38	1,000	1,163,450
5.21%, 03/08/47	1,750	2,184,086
4.90%, 03/06/48(a)	1,500	1,803,349
5.52%, 03/01/49(a)	500	654,147
Telefonica Europe BV, 8.25%, 09/15/30	300	432,758
Verizon Communications, Inc. 0.75%, 03/22/24(a)	335	336,286
3.50%, 11/01/24(a)	250	269,232
3.38%, 02/15/25	1,496	1,619,026
0.85%, 11/20/25	1,450	1,434,145
1.45%, 03/20/26	705	711,352

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued) 2.63%, 08/15/26	$900	$951,938
4.13%, 03/16/27(a)	2,750	3,120,944
2.10%, 03/22/28	810	822,223
4.33%, 09/21/28	2,164	2,487,577
3.88%, 02/08/29	2,000	2,243,160
4.02%, 12/03/29	3,000	3,399,330
3.15%, 03/22/30	1,000	1,069,458
1.68%, 10/30/30	2,000	1,901,868
1.75%, 01/20/31	3,000	2,851,470
2.55%, 03/21/31	1,420	1,437,452
2.36%, 03/15/32(c)	5,851	5,786,313
4.50%, 08/10/33	1,750	2,083,740
4.40%, 11/01/34	1,500	1,776,412
4.27%, 01/15/36	1,250	1,468,391
4.81%, 03/15/39	596	739,326
2.65%, 11/20/40(a)	2,000	1,879,141
3.40%, 03/22/41	1,515	1,582,178
2.85%, 09/03/41(a)	650	634,381
4.75%, 11/01/41	3,000	3,648,831
3.85%, 11/01/42	250	274,871
4.86%, 08/21/46	2,000	2,546,986
4.52%, 09/15/48	4,000	4,908,420
5.01%, 04/15/49	194	254,139
4.00%, 03/22/50(a)	1,000	1,136,483
2.88%, 11/20/50	2,500	2,330,365
3.55%, 03/22/51	665	701,307
5.01%, 08/21/54	500	666,304
4.67%, 03/15/55	500	626,647
2.99%, 10/30/56	4,978	4,596,511
3.00%, 11/20/60	2,400	2,217,010
3.70%, 03/22/61	2,365	2,497,269

		149,577,325

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	171	192,626
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50(a)	300	316,026
California Institute of Technology, 3.65%, 09/01/2119(a)	1,000	1,130,977
Duke University
Series 2020, 2.68%, 10/01/44	300	300,764
Series 2020, 2.83%, 10/01/55(a)	253	258,904
Emory University, Series 2020, 2.97%, 09/01/50(a)	350	363,822
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50(a)	60	57,109
Series 2020, 2.82%, 06/01/70	125	123,810
George Washington University, Series 2018, 4.13%, 09/15/48(a)	164	200,674
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	104	102,312
Series A, 5.22%, 12/31/99	62	90,191
Series B, 4.32%, 04/01/49	40	49,833
Leland Stanford Junior University 3.65%, 05/01/48(a)	750	897,365
2.41%, 06/01/50	300	288,963
Massachusetts Institute of Technology 4.68%, 12/31/99(a)	300	435,220
Series F, 2.99%, 07/01/50	289	312,094

16

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Massachusetts Institute of Technology (continued) Series G, 2.29%, 07/01/51(a)	$157	$145,990
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	51,448
Northwestern University 3.87%, 12/01/48	100	118,199
Series 2017, 3.66%, 12/01/57	58	70,407
Series 2020, 2.64%, 12/01/50	85	84,848
President and Fellows of Harvard College 3.15%, 07/15/46	175	192,875
2.52%, 10/15/50	204	201,050
3.30%, 07/15/56	700	795,738
Trustees of Boston College, 3.13%, 07/01/52	500	523,820
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	42,517
Trustees of Princeton University 5.70%, 03/01/39	500	727,584
Series 2020, 2.52%, 07/01/50	420	414,824
Trustees of the University of Pennsylvania 3.61%, 02/15/2119	160	178,383
Series 2020, 2.40%, 10/01/50	146	138,890
University of Chicago (The), Series C, 2.55%, 04/01/50	137	131,686
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	125,859
University of Southern California 3.03%, 10/01/39	200	214,349
2.81%, 10/01/50	134	136,830
2.95%, 10/01/51	500	523,305
Series A, 3.23%, 12/31/99(a)	130	131,119
William Marsh Rice University, 3.77%, 05/15/55(a)	300	363,708
Yale University
Series 2020, 1.48%, 04/15/30	152	149,546
Series 2020, 2.40%, 04/15/50	175	168,563

		10,752,228

Electric Utilities — 1.9%
AEP Texas, Inc. 2.40%, 10/01/22	1,000	1,017,870
3.95%, 06/01/28	500	556,826
3.45%, 05/15/51	1,000	1,033,025
Series H, 3.45%, 01/15/50	250	258,019
AEP Transmission Co. LLC 3.10%, 12/01/26(a)	500	538,783
3.80%, 06/15/49	1,000	1,141,979
3.15%, 09/15/49(a)	135	139,392
2.75%, 08/15/51	400	381,322
Series M, 3.65%, 04/01/50	500	558,371
AES Corp. 1.38%, 01/15/26	1,000	986,872
2.45%, 01/15/31	500	493,122
Alabama Power Co. 3.75%, 03/01/45	250	280,361
4.30%, 01/02/46	250	300,891
3.45%, 10/01/49	185	199,708
3.13%, 07/15/51	600	615,005
Series 20-A, 1.45%, 09/15/30(a)	1,000	949,086
Series B, 3.70%, 12/01/47	2,500	2,810,964

Security	Par (000)	Value

Electric Utilities (continued)
Ameren Corp. 2.50%, 09/15/24	$635	$663,675
3.50%, 01/15/31	1,000	1,087,390
Ameren Illinois Co. 4.30%, 07/01/44(a)	250	296,898
4.15%, 03/15/46	500	600,993
3.25%, 03/15/50	150	159,366
2.90%, 06/15/51	600	608,708
American Electric Power Co., Inc. 2.30%, 03/01/30	300	298,911
3.25%, 03/01/50	1,000	999,425
Series F, 2.95%, 12/15/22	500	511,534
Series J, 4.30%, 12/01/28	500	567,513
Series N, 1.00%, 11/01/25(a)	500	494,340
Appalachian Power Co., 4.40%, 05/15/44	250	292,504
Arizona Public Service Co. 3.15%, 05/15/25(a)	250	267,230
2.60%, 08/15/29	500	518,043
2.20%, 12/15/31	1,000	988,311
5.05%, 09/01/41	250	322,635
4.20%, 08/15/48(a)	250	297,056
3.50%, 12/01/49	1,100	1,171,123
Baltimore Gas & Electric Co. 2.40%, 08/15/26(a)	1,000	1,048,195
6.35%, 10/01/36	250	355,916
3.50%, 08/15/46	700	759,207
3.20%, 09/15/49	225	234,133
2.90%, 06/15/50	450	444,100
Baltimore Gas and Electric Co., 2.25%, 06/15/31	320	321,327
Berkshire Hathaway Energy Co. 3.75%, 11/15/23(a)	500	531,528
3.50%, 02/01/25(a)	110	118,145
4.05%, 04/15/25(a)	2,000	2,199,227
3.25%, 04/15/28	500	545,376
3.70%, 07/15/30	500	563,357
1.65%, 05/15/31(a)	845	809,301
6.13%, 04/01/36	250	346,089
5.15%, 11/15/43	250	326,086
4.50%, 02/01/45	400	485,477
3.80%, 07/15/48	500	565,777
4.45%, 01/15/49	2,000	2,469,846
4.25%, 10/15/50	1,000	1,209,007
2.85%, 05/15/51	900	860,192
59562VAP2, 5.95%, 05/15/37	1,000	1,361,860
Black Hills Corp. 3.95%, 01/15/26(a)	200	218,135
3.05%, 10/15/29	415	439,556
2.50%, 06/15/30	55	55,743
4.35%, 05/01/33	400	461,729
3.88%, 10/15/49	350	375,222
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42(a)	100	112,208
3.95%, 03/01/48	250	297,610
3.35%, 04/01/51	500	544,341
Series AD, 2.90%, 07/01/50	290	292,895
CenterPoint Energy, Inc. 2.50%, 09/01/24	425	444,396
1.45%, 06/01/26	240	240,068
4.25%, 11/01/28	2,000	2,278,646
2.95%, 03/01/30	1,000	1,046,261
2.65%, 06/01/31	810	827,117

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
CenterPoint Energy, Inc. (continued) 3.70%, 09/01/49(a)	$250	$272,046
Cleco Corporate Holdings LLC 3.74%, 05/01/26(a)	500	544,856
3.38%, 09/15/29	500	512,179
CMS Energy Corp.(a) 3.45%, 08/15/27	1,000	1,094,831
4.70%, 03/31/43	200	244,389
Commonwealth Edison Co. 3.10%, 11/01/24(a)	250	265,036
2.55%, 06/15/26(a)	250	264,108
3.70%, 08/15/28	500	562,945
5.90%, 03/15/36	50	69,855
3.70%, 03/01/45	250	281,734
3.65%, 06/15/46	750	829,701
4.00%, 03/01/48(a)	2,000	2,349,627
4.00%, 03/01/49(a)	1,000	1,185,145
3.00%, 03/01/50	500	501,769
3.13%, 03/15/51	400	412,226
2.75%, 09/01/51	500	478,664
Series 127, 3.20%, 11/15/49	610	629,440
Connecticut Light & Power Co. 2.50%, 01/15/23	150	153,277
Series A, 3.20%, 03/15/27	500	544,568
Series A, 2.05%, 07/01/31	800	798,013
Consolidated Edison Co. of New York, Inc. 3.30%, 12/01/24	250	267,397
3.80%, 05/15/28	500	559,662
2.40%, 06/15/31(a)	1,000	1,011,689
3.95%, 03/01/43	150	168,244
4.45%, 03/15/44	250	300,646
4.50%, 12/01/45	250	302,514
3.85%, 06/15/46	1,000	1,109,379
4.50%, 05/15/58	1,000	1,208,345
3.70%, 11/15/59	200	212,198
3.60%, 06/15/61	750	783,649
Series 12-A, 4.20%, 03/15/42	400	459,417
Series 20B, 3.95%, 04/01/50(a)	1,000	1,141,081
Series A, 4.13%, 05/15/49	500	579,972
Series C, 4.30%, 12/01/56	500	587,465
Series C, 4.00%, 11/15/57	750	837,969
Series C, 3.00%, 12/01/60	1,000	928,565
Series D, 4.00%, 12/01/28(a)	500	567,158
Series E, 4.65%, 12/01/48	500	618,631
Consumers Energy Co. 4.35%, 04/15/49	1,000	1,244,085
3.10%, 08/15/50	215	222,120
3.50%, 08/01/51	1,000	1,103,033
2.65%, 08/15/52	125	118,259
2.50%, 05/01/60(a)	1,055	921,805
Dominion Energy South Carolina, Inc. 5.45%, 02/01/41(a)	1,000	1,353,821
4.60%, 06/15/43	250	312,492
5.10%, 06/01/65(a)	500	717,722
Dominion Energy, Inc. 3.07%, 08/15/24(d)	500	528,504
3.90%, 10/01/25	2,000	2,186,215
2.25%, 08/15/31	110	109,654
7.00%, 06/15/38	250	365,719
4.70%, 12/01/44	1,000	1,240,546
Series A, 1.45%, 04/15/26	200	200,649

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy, Inc. (continued)
Series A, 4.60%, 03/15/49(a)	$500	$621,556
Series C, 3.38%, 04/01/30	1,500	1,624,854
Series C, 3.30%, 04/15/41	300	311,315
Series C, 4.90%, 08/01/41	50	62,222
DTE Electric Co. 3.65%, 03/15/24	1,000	1,065,503
3.70%, 03/15/45	645	729,608
3.70%, 06/01/46(a)	250	280,332
3.75%, 08/15/47	200	229,875
2.95%, 03/01/50	1,000	1,001,887
Series A, 1.90%, 04/01/28(a)	500	506,873
Series A, 4.00%, 04/01/43	150	175,324
Series A, 4.05%, 05/15/48	250	297,271
Series B, 3.25%, 04/01/51	400	423,009
DTE Energy Co. 2.25%, 11/01/22	200	204,001
2.95%, 03/01/30	1,000	1,044,206
Series C, 2.53%, 10/01/24	1,000	1,043,429
Series C, 3.40%, 06/15/29	701	758,389
Series F, 1.05%, 06/01/25	895	887,941
Series H, 0.55%, 11/01/22(a)	3,000	3,006,377
Duke Energy Carolinas LLC 3.05%, 03/15/23	200	207,438
6.00%, 12/01/28	500	632,428
2.45%, 08/15/29	500	514,801
2.45%, 02/01/30	400	409,688
2.55%, 04/15/31	300	310,724
6.10%, 06/01/37	500	683,934
6.05%, 04/15/38	100	139,902
5.30%, 02/15/40	250	330,863
4.25%, 12/15/41	1,000	1,188,236
4.00%, 09/30/42	500	571,539
3.70%, 12/01/47	500	555,297
3.95%, 03/15/48	1,000	1,156,956
3.20%, 08/15/49(a)	930	964,674
3.45%, 04/15/51(a)	300	324,203
Duke Energy Corp. 3.95%, 10/15/23	250	265,113
3.75%, 04/15/24	500	533,499
0.90%, 09/15/25	1,415	1,402,777
2.65%, 09/01/26	500	527,453
3.15%, 08/15/27	500	538,490
2.45%, 06/01/30(a)	1,695	1,712,998
2.55%, 06/15/31	1,000	1,013,219
3.30%, 06/15/41	700	711,079
4.80%, 12/15/45	250	309,918
3.75%, 09/01/46	1,500	1,601,737
3.95%, 08/15/47	500	551,412
4.20%, 06/15/49	500	569,197
3.50%, 06/15/51	1,000	1,029,706
(5 year CMT + 2.32%), 3.25%, 01/15/82(b)	625	622,109
Duke Energy Florida LLC 2.50%, 12/01/29(a)	345	356,827
1.75%, 06/15/30	470	455,747
3.40%, 10/01/46	250	266,955
Duke Energy Indiana LLC 3.75%, 05/15/46	500	554,526
2.75%, 04/01/50	1,000	956,436
Series UUU, 4.20%, 03/15/42	400	463,320
Series WWW, 4.90%, 07/15/43	250	316,668

18

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Indiana LLC (continued)
Series YYY, 3.25%, 10/01/49	$500	$517,381
Duke Energy Ohio, Inc. 2.13%, 06/01/30(a)	610	605,619
3.70%, 06/15/46	250	279,249
Duke Energy Progress LLC 3.38%, 09/01/23	250	263,096
3.70%, 09/01/28	365	406,763
3.45%, 03/15/29(a)	500	552,767
2.00%, 08/15/31	100	98,265
4.10%, 05/15/42	150	173,101
4.10%, 03/15/43	250	291,936
4.38%, 03/30/44	100	121,370
4.15%, 12/01/44	500	589,018
4.20%, 08/15/45	250	295,453
3.70%, 10/15/46	500	557,876
3.60%, 09/15/47(a)	1,000	1,100,084
2.50%, 08/15/50(a)	500	453,351
2.90%, 08/15/51	100	97,983
Edison International 3.13%, 11/15/22	95	97,401
3.55%, 11/15/24(a)	175	185,549
5.75%, 06/15/27(a)	2,050	2,360,398
4.13%, 03/15/28	1,000	1,066,151
Emera US Finance LP 0.83%, 06/15/24(c)	505	503,399
3.55%, 06/15/26	1,075	1,161,958
2.64%, 06/15/31(a)(c)	900	901,814
4.75%, 06/15/46	350	412,993
Entergy Arkansas LLC 3.50%, 04/01/26(a)	65	70,976
2.65%, 06/15/51	300	279,737
3.35%, 06/15/52	500	527,656
Entergy Corp. 0.90%, 09/15/25	665	653,897
2.95%, 09/01/26	1,000	1,063,859
1.90%, 06/15/28(a)	400	395,791
2.80%, 06/15/30	310	319,746
2.40%, 06/15/31(a)	600	594,717
3.75%, 06/15/50	135	144,735
Entergy Louisiana LLC 4.05%, 09/01/23(a)	250	264,287
5.40%, 11/01/24	3,000	3,404,421
1.60%, 12/15/30	325	310,509
4.00%, 03/15/33(a)	250	287,345
4.20%, 09/01/48	250	299,610
4.20%, 04/01/50(a)	1,000	1,209,269
2.90%, 03/15/51	1,500	1,464,087
Entergy Mississippi LLC 2.85%, 06/01/28(a)	500	528,903
3.85%, 06/01/49	500	568,170
Entergy Texas, Inc., 3.55%, 09/30/49	200	212,699
Evergy Kansas Central, Inc. 2.55%, 07/01/26	350	367,876
4.25%, 12/01/45	1,000	1,197,834
3.25%, 09/01/49	500	519,285
3.45%, 04/15/50(a)	500	535,459
Evergy Metro, Inc., 3.65%, 08/15/25(a)	150	162,763
Evergy, Inc. 2.45%, 09/15/24	500	522,732
2.90%, 09/15/29(a)	500	524,735

Security	Par (000)	Value

Electric Utilities (continued)
Eversource Energy 1.40%, 08/15/26(a)	$500	$498,714
2.55%, 03/15/31	500	506,799
3.45%, 01/15/50	400	419,046
Series H, 3.15%, 01/15/25(a)	125	132,578
Series M, 3.30%, 01/15/28(a)	2,000	2,164,967
Series Q, 0.80%, 08/15/25(a)	800	787,708
Series R, 1.65%, 08/15/30(a)	800	759,793
Exelon Corp. 3.95%, 06/15/25	750	816,547
3.40%, 04/15/26	750	812,342
4.05%, 04/15/30	1,000	1,133,328
5.10%, 06/15/45(a)	250	327,977
4.45%, 04/15/46	1,250	1,509,696
4.70%, 04/15/50	500	631,818
Exelon Generation Co. LLC 6.25%, 10/01/39	150	191,514
5.75%, 10/01/41	500	609,584
5.60%, 06/15/42	1,050	1,266,133
Florida Power & Light Co. 2.75%, 06/01/23(a)	250	257,035
2.85%, 04/01/25	120	127,375
3.13%, 12/01/25(a)	500	537,360
5.95%, 02/01/38	50	70,886
5.69%, 03/01/40	500	703,362
5.25%, 02/01/41	500	676,186
4.13%, 02/01/42	500	601,774
4.05%, 10/01/44	750	899,544
3.70%, 12/01/47	1,000	1,154,341
3.95%, 03/01/48	500	603,689
4.13%, 06/01/48	500	612,788
3.15%, 10/01/49	885	937,088
341081FU6, 3.99%, 03/01/49	500	599,108
Fortis, Inc./Canada, 3.06%, 10/04/26(a)	1,000	1,072,933
Georgia Power Co. 4.30%, 03/15/42	700	816,133
Series A, 2.20%, 09/15/24(a)	1,000	1,038,565
Series B, 2.65%, 09/15/29	1,000	1,042,305
Series B, 3.70%, 01/30/50	1,000	1,066,419
Indiana Michigan Power Co. 6.05%, 03/15/37	175	239,572
4.25%, 08/15/48	250	301,538
3.25%, 05/01/51	500	515,735
Series K, 4.55%, 03/15/46(a)	150	186,681
Interstate Power & Light Co. 3.25%, 12/01/24(a)	250	267,002
4.10%, 09/26/28(a)	300	341,329
3.70%, 09/15/46(a)	500	558,914
3.50%, 09/30/49	105	114,217
IPALCO Enterprises, Inc., 4.25%, 05/01/30	1,000	1,121,731
ITC Holdings Corp., 3.25%, 06/30/26(a)	1,000	1,078,791
Kentucky Utilities Co. 4.38%, 10/01/45	1,000	1,207,012
3.30%, 06/01/50	300	312,914
Louisville Gas & Electric Co. 4.65%, 11/15/43	250	306,667
4.25%, 04/01/49	1,000	1,206,403
MidAmerican Energy Co. 3.65%, 04/15/29	500	559,490
4.80%, 09/15/43	250	321,858
4.40%, 10/15/44	1,000	1,224,508

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
MidAmerican Energy Co. (continued) 3.65%, 08/01/48	$500	$560,997
4.25%, 07/15/49	1,500	1,853,683
3.15%, 04/15/50	250	261,668
2.70%, 08/01/52	300	288,187
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	500	587,306
Series B, 3.10%, 07/30/51	500	494,346
National Rural Utilities Cooperative Finance Corp. 3.40%, 11/15/23(a)	1,700	1,794,045
2.85%, 01/27/25(a)	250	264,016
3.40%, 02/07/28	2,000	2,183,242
2.40%, 03/15/30	830	848,279
4.30%, 03/15/49	500	611,158
Nevada Power Co. 5.45%, 05/15/41	50	66,173
Series DD, 2.40%, 05/01/30	400	405,600
Series EE, 3.13%, 08/01/50	400	404,703
NextEra Energy Capital Holdings, Inc. 2.80%, 01/15/23	1,000	1,028,909
0.65%, 03/01/23	3,000	3,010,143
3.15%, 04/01/24	500	528,720
2.75%, 05/01/25	2,000	2,109,307
3.55%, 05/01/27	1,000	1,097,075
1.90%, 06/15/28	685	685,431
2.75%, 11/01/29	245	256,331
2.25%, 06/01/30(a)	2,300	2,313,121
Northern States Power Co. 2.60%, 05/15/23(a)	500	512,415
2.25%, 04/01/31	155	157,679
3.40%, 08/15/42	200	216,912
4.00%, 08/15/45	85	100,409
3.60%, 09/15/47	150	167,727
2.90%, 03/01/50(a)	445	446,994
2.60%, 06/01/51	805	763,292
3.20%, 04/01/52	225	239,813
NSTAR Electric Co., 2.70%, 06/01/26	250	262,135
Oglethorpe Power Corp. 4.55%, 06/01/44	250	285,789
5.05%, 10/01/48	500	618,298
3.75%, 08/01/50(a)	250	265,684
Ohio Power Co. 4.15%, 04/01/48	1,000	1,189,170
2.90%, 10/01/51	435	420,326
Series Q, 1.63%, 01/15/31(a)	435	415,296
Oklahoma Gas and Electric Co., 3.25%, 04/01/30(a)	1,000	1,076,038
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25(a)	580	565,680
3.70%, 11/15/28(a)	355	401,332
5.25%, 09/30/40	250	336,755
5.30%, 06/01/42	75	102,252
3.75%, 04/01/45	250	284,388
3.80%, 09/30/47	1,000	1,149,806
4.10%, 11/15/48	500	600,655
3.80%, 06/01/49	1,000	1,169,385
3.10%, 09/15/49(a)	245	255,785
Pacific Gas and Electric Co. 4.25%, 08/01/23	1,000	1,046,262
3.15%, 01/01/26(a)	2,000	2,066,624
2.10%, 08/01/27(a)	585	570,907

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued) 3.30%, 12/01/27	$1,000	$1,029,222
3.00%, 06/15/28(a)	625	636,004
3.75%, 07/01/28	1,000	1,046,267
4.55%, 07/01/30	2,000	2,162,660
2.50%, 02/01/31	1,500	1,427,665
3.25%, 06/01/31	900	896,730
4.50%, 07/01/40	2,000	2,041,482
3.30%, 08/01/40	895	825,833
4.20%, 06/01/41	440	432,166
4.75%, 02/15/44(a)	500	509,169
4.30%, 03/15/45	100	98,659
4.00%, 12/01/46(a)	500	482,129
3.95%, 12/01/47	1,000	962,332
4.95%, 07/01/50	2,000	2,127,740
3.50%, 08/01/50(a)	900	818,492
PacifiCorp 2.95%, 06/01/23(a)	300	310,370
5.25%, 06/15/35(a)	250	318,529
4.10%, 02/01/42	250	288,167
4.13%, 01/15/49	1,000	1,177,102
4.15%, 02/15/50	500	594,340
2.90%, 06/15/52	100	97,314
PECO Energy Co. 3.90%, 03/01/48	1,000	1,157,183
3.00%, 09/15/49	195	195,783
3.05%, 03/15/51	120	122,110
2.85%, 09/15/51	325	318,868
Pennsylvania Electric Co., 6.15%, 10/01/38	250	334,401
Potomac Electric Power Co. 3.60%, 03/15/24(a)	250	265,829
4.15%, 03/15/43	250	296,077
PPL Electric Utilities Corp. 4.75%, 07/15/43	250	321,494
3.00%, 10/01/49	170	173,922
Progress Energy, Inc. 7.75%, 03/01/31	50	70,402
7.00%, 10/30/31	1,000	1,363,434
Public Service Co. of Colorado 3.70%, 06/15/28	1,000	1,113,100
3.60%, 09/15/42(a)	250	278,598
3.95%, 03/15/43	200	227,409
4.30%, 03/15/44	75	90,498
3.80%, 06/15/47	1,000	1,143,311
4.05%, 09/15/49	1,000	1,209,769
Series 35, 1.90%, 01/15/31	800	788,758
Series 36, 2.70%, 01/15/51(a)	800	774,557
Public Service Co. of New Hampshire, 3.60%, 07/01/49	1,000	1,123,933
Public Service Co. of Oklahoma 2.20%, 08/15/31	500	493,167
3.15%, 08/15/51	200	199,128
Series G, 6.63%, 11/15/37(a)	250	354,635
Public Service Electric & Gas Co. 2.38%, 05/15/23	250	256,799
3.05%, 11/15/24(a)	250	264,962
3.20%, 05/15/29	500	545,356
2.45%, 01/15/30	400	414,341
1.90%, 08/15/31	820	806,654
3.95%, 05/01/42(a)	50	58,055
3.65%, 09/01/42	50	55,813

20

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric & Gas Co. (continued) 3.80%, 03/01/46	$1,250	$1,438,450
3.85%, 05/01/49	500	581,195
3.15%, 01/01/50(a)	400	417,330
3.00%, 03/01/51(a)	1,000	1,027,228
Series K, 4.05%, 05/01/45	150	174,204
Public Service Enterprise Group, Inc. 2.65%, 11/15/22(a)	3,000	3,070,312
2.88%, 06/15/24(a)	1,000	1,053,211
0.80%, 08/15/25	2,000	1,966,286
Puget Energy, Inc. 3.65%, 05/15/25	250	266,945
2.38%, 06/15/28(c)	400	400,088
4.10%, 06/15/30	500	550,557
Puget Sound Energy, Inc. 5.80%, 03/15/40(a)	500	693,669
4.22%, 06/15/48	500	600,615
3.25%, 09/15/49	750	773,390
San Diego Gas & Electric Co. 4.30%, 04/01/42	100	116,321
4.15%, 05/15/48	1,000	1,200,172
2.95%, 08/15/51(a)	300	297,300
Series NNN, 3.60%, 09/01/23	250	263,631
Series VVV, 1.70%, 10/01/30	500	481,491
Sempra Energy 4.05%, 12/01/23	250	266,267
3.55%, 06/15/24	250	266,376
3.75%, 11/15/25	250	271,702
3.40%, 02/01/28	2,000	2,157,000
3.80%, 02/01/38	1,000	1,106,708
4.00%, 02/01/48	1,000	1,117,517
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,320,482
Southern California Edison Co. 2.85%, 08/01/29	2,350	2,438,253
2.25%, 06/01/30	1,000	981,653
6.00%, 01/15/34(a)	500	647,053
5.50%, 03/15/40	50	62,755
4.50%, 09/01/40	1,000	1,131,452
4.65%, 10/01/43	350	403,901
4.00%, 04/01/47	1,000	1,072,346
3.65%, 02/01/50	400	408,662
Series 08-A, 5.95%, 02/01/38	500	647,794
Series B, 4.88%, 03/01/49	500	596,991
Series C, 3.60%, 02/01/45	250	252,589
Series C, 4.13%, 03/01/48	1,000	1,089,658
Series D, 3.40%, 06/01/23	1,000	1,044,010
Series E, 3.70%, 08/01/25	2,000	2,174,561
Series G, 2.50%, 06/01/31	965	968,408
Series H, 3.65%, 06/01/51	305	313,006
Southern Co. 2.95%, 07/01/23	2,000	2,076,250
3.25%, 07/01/26	500	538,034
4.40%, 07/01/46	750	881,812
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(b)	1,000	1,057,070
Southern Power Co. 5.25%, 07/15/43	500	623,638
Series F, 4.95%, 12/15/46(a)	1,000	1,215,833

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Electric Power Co.
Series L, 3.85%, 02/01/48	$500	$547,150
Series M, 4.10%, 09/15/28	1,000	1,128,293
Southwestern Public Service Co. 3.70%, 08/15/47	500	556,201
3.75%, 06/15/49	1,000	1,135,639
Series 8, 3.15%, 05/01/50	400	419,130
Tampa Electric Co. 4.10%, 06/15/42	250	287,996
4.30%, 06/15/48	400	486,078
4.45%, 06/15/49(a)	250	308,832
3.63%, 06/15/50(a)	80	89,038
Toledo Edison Co., 6.15%, 05/15/37	100	137,544
Tucson Electric Power Co. 1.50%, 08/01/30	865	818,321
4.85%, 12/01/48	250	321,461
3.25%, 05/01/51	200	206,778
Union Electric Co. 2.95%, 06/15/27(a)	1,000	1,068,464
2.15%, 03/15/32(a)	1,000	990,969
4.00%, 04/01/48	1,000	1,175,382
3.25%, 10/01/49	500	525,010
Virginia Electric & Power Co. 4.00%, 01/15/43	250	286,606
4.45%, 02/15/44	650	791,165
4.60%, 12/01/48(a)	455	582,635
3.30%, 12/01/49	280	293,860
2.45%, 12/15/50	715	640,526
Series A, 3.15%, 01/15/26	555	597,334
Series A, 3.50%, 03/15/27	750	827,756
Series A, 3.80%, 04/01/28	500	558,170
Series A, 2.88%, 07/15/29	115	122,051
Series A, 6.00%, 05/15/37	250	345,860
Series B, 6.00%, 01/15/36	1,000	1,365,576
Series B, 3.80%, 09/15/47	1,500	1,692,653
Series C, 4.00%, 11/15/46	300	346,580
Series D, 4.65%, 08/15/43	500	621,843
WEC Energy Group, Inc. 0.55%, 09/15/23	2,000	1,999,839
3.55%, 06/15/25(a)	308	332,908
Wisconsin Electric Power Co. 1.70%, 06/15/28	245	244,078
4.30%, 10/15/48	750	926,194
Wisconsin Power & Light Co., 3.00%, 07/01/29(a)	1,000	1,071,756
Wisconsin Power and Light Co., 1.95%, 09/16/31	260	255,837
Wisconsin Public Service Corp., 3.30%, 09/01/49	625	656,405
Xcel Energy, Inc. 3.30%, 06/01/25	292	311,624
3.35%, 12/01/26	500	540,817
4.00%, 06/15/28	1,000	1,122,514
2.60%, 12/01/29	200	206,772
4.80%, 09/15/41	250	307,324
3.50%, 12/01/49(a)	200	213,174

		322,065,334

Electrical Equipment — 0.0%
Rockwell Automation, Inc., 4.20%, 03/01/49	1,000	1,235,850
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	1,000	1,061,981

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Equipment (continued)
Tyco Electronics Group SA, 3.45%, 08/01/24(a)	$75	$79,803
Vontier Corp., 1.80%, 04/01/26(c)	600	595,674

		2,973,308

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 2.80%, 02/15/30	1,000	1,048,114
2.20%, 09/15/31	325	322,299
Arrow Electronics, Inc., 4.00%, 04/01/25	500	538,911
Avnet, Inc., 3.00%, 05/15/31	500	501,554
CDW LLC/CDW Finance Corp. 5.50%, 12/01/24	750	825,938
4.25%, 04/01/28(a)	400	417,690
3.25%, 02/15/29	450	461,250
Corning, Inc. 4.75%, 03/15/42(a)	50	62,109
5.35%, 11/15/48	750	1,025,388
3.90%, 11/15/49	250	278,966
4.38%, 11/15/57(a)	750	899,602
5.85%, 11/15/68(a)	600	873,303
5.45%, 11/15/79	250	339,329
Keysight Technologies, Inc., 3.00%, 10/30/29	800	844,184
Rockwell Automation, Inc. 0.35%, 08/15/23(a)	35	35,022
1.75%, 08/15/31	245	238,878
2.80%, 08/15/61	170	161,635
SYNNEX Corp.(c) 1.75%, 08/09/26	1,000	989,295
2.38%, 08/09/28	1,000	990,162
2.65%, 08/09/31	1,000	978,025

		11,831,654

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/22	500	513,682
3.34%, 12/15/27(a)	450	491,119
3.14%, 11/07/29	325	349,039
4.08%, 12/15/47(a)	1,500	1,692,839
Baker Hughes Holdings LLC, 5.13%, 09/15/40	100	127,578
Enbridge, Inc., 0.55%, 10/04/23	280	280,084
Halliburton Co. 3.80%, 11/15/25	2,415	2,644,836
2.92%, 03/01/30(a)	1,000	1,034,210
4.85%, 11/15/35	1,000	1,179,456
4.50%, 11/15/41	50	55,704
4.75%, 08/01/43	1,250	1,431,139
5.00%, 11/15/45(a)	2,175	2,605,888
NOV, Inc.(a) 3.60%, 12/01/29	1,000	1,051,354
3.95%, 12/01/42	150	148,768

		13,605,696

Environmental, Maintenance, & Security Service — 0.1%
Republic Services, Inc. 4.75%, 05/15/23(a)	211	223,281
2.50%, 08/15/24	205	214,671
3.20%, 03/15/25(a)	250	266,833
2.90%, 07/01/26	85	90,464
3.95%, 05/15/28	1,750	1,974,235
1.45%, 02/15/31	880	824,618
1.75%, 02/15/32	1,000	949,129

Security	Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Republic Services, Inc. (continued) 3.05%, 03/01/50(a)	$1,000	$1,016,916
Waste Connections, Inc. 2.20%, 01/15/32	1,000	985,835
2.95%, 01/15/52	670	655,563
Waste Management, Inc. 2.40%, 05/15/23	500	514,546
0.75%, 11/15/25(a)	1,000	986,014
3.15%, 11/15/27(a)	1,000	1,086,982
2.00%, 06/01/29(a)	245	246,056
1.50%, 03/15/31(a)	1,000	939,531
2.95%, 06/01/41	570	583,369
4.15%, 07/15/49	500	613,725
3.05%, 04/01/50	1,000	996,429

		13,168,197

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc. 4.30%, 01/15/26	750	831,425
3.95%, 01/15/27	500	556,498
3.38%, 08/15/31	820	892,449
2.00%, 05/18/32(a)	290	281,119
1.88%, 02/01/33	585	550,464
4.85%, 04/15/49(a)	250	321,034
4.00%, 02/01/50(a)	1,000	1,157,570
3.00%, 05/18/51	1,075	1,045,865
American Campus Communities Operating Partnership LP 3.30%, 07/15/26	1,000	1,070,544
2.85%, 02/01/30	500	513,646
3.88%, 01/30/31	195	217,478
American Homes 4 Rent 2.38%, 07/15/31	35	34,670
3.38%, 07/15/51(a)	25	25,348
American Tower Corp. 3.50%, 01/31/23	150	156,137
3.00%, 06/15/23	1,000	1,041,189
0.60%, 01/15/24(a)	605	603,797
5.00%, 02/15/24	3,000	3,296,062
3.38%, 05/15/24	2,000	2,130,717
2.95%, 01/15/25	500	528,055
2.40%, 03/15/25	585	608,252
4.40%, 02/15/26	30	33,513
1.60%, 04/15/26	510	512,083
1.45%, 09/15/26	255	253,814
3.38%, 10/15/26	500	541,052
2.75%, 01/15/27(a)	435	456,743
1.50%, 01/31/28	1,500	1,452,976
3.95%, 03/15/29	500	555,862
3.80%, 08/15/29(a)	500	554,449
2.90%, 01/15/30	540	562,177
2.10%, 06/15/30	2,000	1,957,149
1.88%, 10/15/30(a)	965	926,750
2.70%, 04/15/31	600	613,521
2.30%, 09/15/31	715	705,046
3.70%, 10/15/49(a)	425	459,587
3.10%, 06/15/50	110	107,675
2.95%, 01/15/51	1,570	1,480,674
AvalonBay Communities, Inc. 3.45%, 06/01/25	100	108,069
3.20%, 01/15/28(a)	2,000	2,159,381

22

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc. (continued) 3.30%, 06/01/29	$255	$278,159
2.45%, 01/15/31	835	856,287
2.05%, 01/15/32	755	744,354
3.90%, 10/15/46	250	293,531
Boston Properties LP 3.85%, 02/01/23	1,000	1,036,940
3.13%, 09/01/23(a)	250	260,634
3.20%, 01/15/25(a)	1,000	1,061,744
3.65%, 02/01/26	190	207,131
4.50%, 12/01/28(a)	1,000	1,151,562
2.90%, 03/15/30	480	497,740
3.25%, 01/30/31	2,000	2,124,782
2.55%, 04/01/32	745	743,940
2.45%, 10/01/33	1,000	973,225
Brandywine Operating Partnership LP, 4.55%, 10/01/29(a)	500	558,546
Brixmor Operating Partnership LP 3.65%, 06/15/24	750	800,345
4.13%, 06/15/26	250	276,881
4.13%, 05/15/29(a)	1,250	1,404,121
2.50%, 08/16/31	900	886,742
Broadstone Net Lease LLC, 2.60%, 09/15/31	570	563,086
Camden Property Trust, 2.80%, 05/15/30	1,500	1,583,122
Corporate Office Properties LP 2.00%, 01/15/29	200	195,940
2.75%, 04/15/31	1,000	1,010,143
Crown Castle International Corp. 3.15%, 07/15/23	1,000	1,044,003
3.70%, 06/15/26	280	305,624
1.05%, 07/15/26	2,000	1,957,378
4.00%, 03/01/27	1,000	1,112,180
3.80%, 02/15/28	2,000	2,199,355
2.25%, 01/15/31(a)	1,000	977,265
2.10%, 04/01/31(a)	1,740	1,675,072
2.90%, 04/01/41	2,000	1,927,832
4.00%, 11/15/49	585	645,825
3.25%, 01/15/51	1,000	986,962
CubeSmart LP 3.00%, 02/15/30	1,500	1,578,096
2.00%, 02/15/31(a)	500	486,216
CyrusOne LP/CyrusOne Finance Corp.(a) 2.90%, 11/15/24	1,000	1,047,980
2.15%, 11/01/30	275	258,412
Digital Realty Trust LP(a) 4.75%, 10/01/25	500	562,935
3.70%, 08/15/27	1,000	1,111,563
3.60%, 07/01/29	750	820,559
Duke Realty LP 3.25%, 06/30/26(a)	500	538,705
2.88%, 11/15/29(a)	540	568,930
1.75%, 07/01/30	325	311,729
1.75%, 02/01/31(a)	255	242,975
3.05%, 03/01/50	500	492,314
Equinix, Inc. 2.63%, 11/18/24(a)	835	874,443
1.25%, 07/15/25(a)	475	473,071
1.00%, 09/15/25	1,000	986,267
1.45%, 05/15/26	395	394,059
2.90%, 11/18/26	135	143,166
1.55%, 03/15/28	835	816,310

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. (continued) 2.00%, 05/15/28	$375	$374,023
3.20%, 11/18/29	455	482,725
2.15%, 07/15/30	500	490,343
2.50%, 05/15/31	885	891,022
3.00%, 07/15/50	135	128,038
2.95%, 09/15/51	400	375,568
3.40%, 02/15/52	1,300	1,321,999
ERP Operating LP 3.00%, 04/15/23	500	516,847
3.25%, 08/01/27(a)	500	544,240
3.50%, 03/01/28	1,000	1,097,997
3.00%, 07/01/29	735	784,378
2.50%, 02/15/30	405	417,343
1.85%, 08/01/31(a)	305	294,401
4.50%, 07/01/44	150	187,867
4.50%, 06/01/45	500	630,076
Essex Portfolio LP 3.88%, 05/01/24	100	106,958
4.00%, 03/01/29	1,000	1,122,096
3.00%, 01/15/30	200	210,847
1.65%, 01/15/31(a)	90	84,117
2.55%, 06/15/31(a)	170	171,590
2.65%, 03/15/32	95	96,001
2.65%, 09/01/50	400	356,585
Extra Space Storage LP 2.55%, 06/01/31(a)	500	501,099
2.35%, 03/15/32	275	268,647
Federal Realty Investment Trust 3.25%, 07/15/27(a)	500	537,892
3.50%, 06/01/30	800	867,932
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/24	215	226,711
4.00%, 01/15/30	980	1,052,344
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	1,000	1,051,537
Healthpeak Properties, Inc. 3.40%, 02/01/25	31	33,059
4.00%, 06/01/25	250	273,001
1.35%, 02/01/27	175	173,065
3.50%, 07/15/29	1,500	1,641,381
3.00%, 01/15/30	530	559,062
2.88%, 01/15/31	90	93,857
Highwoods Realty LP(a) 4.13%, 03/15/28	250	278,471
3.05%, 02/15/30	500	522,202
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	190	203,684
Series H, 3.38%, 12/15/29	1,000	1,029,254
Hudson Pacific Properties LP, 4.65%, 04/01/29	1,000	1,147,654
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31(a)	200	192,075
Kilroy Realty LP 3.05%, 02/15/30	1,000	1,048,185
2.50%, 11/15/32	375	369,222
2.65%, 11/15/33(e)	400	394,482
Kimco Realty Corp. 3.30%, 02/01/25	350	373,141
2.80%, 10/01/26(a)	500	530,324
2.25%, 12/01/31	250	244,225
4.45%, 09/01/47	350	423,593

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp. (continued) 3.70%, 10/01/49(a)	$500	$540,803
Life Storage LP 4.00%, 06/15/29	1,000	1,120,199
2.20%, 10/15/30	130	128,907
2.40%, 10/15/31(e)	430	425,829
Mid-America Apartments LP 4.30%, 10/15/23	200	213,033
1.10%, 09/15/26	265	261,417
3.60%, 06/01/27	500	551,452
3.95%, 03/15/29	500	562,774
2.75%, 03/15/30	250	260,034
1.70%, 02/15/31(a)	195	185,033
2.88%, 09/15/51	125	120,751
National Retail Properties, Inc. 4.30%, 10/15/28(a)	1,000	1,129,948
3.10%, 04/15/50	1,000	963,966
3.00%, 04/15/52	110	104,110
Omega Healthcare Investors, Inc. 4.38%, 08/01/23(a)	1,206	1,276,831
4.50%, 04/01/27	250	278,565
4.75%, 01/15/28(a)	500	562,075
3.63%, 10/01/29	600	631,286
3.25%, 04/15/33	400	396,390
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	500	513,904
Public Storage 1.85%, 05/01/28	1,205	1,221,361
2.30%, 05/01/31	1,050	1,063,853
Rayonier LP, 2.75%, 05/17/31	715	711,691
Realty Income Corp. 4.65%, 08/01/23	250	266,593
0.75%, 03/15/26(a)	575	561,272
4.13%, 10/15/26(a)	1,000	1,122,066
3.00%, 01/15/27(a)	1,000	1,070,760
3.25%, 06/15/29(a)	975	1,057,546
3.25%, 01/15/31	670	727,059
1.80%, 03/15/33	285	269,728
Regency Centers LP 2.95%, 09/15/29	1,000	1,049,101
3.70%, 06/15/30(a)	500	551,895
4.40%, 02/01/47(a)	500	585,442
Sabra Health Care LP 3.90%, 10/15/29(a)	1,000	1,053,407
3.20%, 12/01/31	500	489,812
Safehold Operating Partnership LP, 2.80%, 06/15/31	1,000	1,002,750
Simon Property Group LP 2.00%, 09/13/24	1,040	1,076,466
3.38%, 10/01/24	500	535,127
3.30%, 01/15/26(a)	1,500	1,623,736
1.38%, 01/15/27	700	692,582
3.38%, 06/15/27	750	818,948
2.45%, 09/13/29(a)	500	510,785
2.65%, 07/15/30(a)	1,000	1,030,779
2.25%, 01/15/32	700	684,360
4.75%, 03/15/42	100	122,795
4.25%, 10/01/44(a)	250	290,096
4.25%, 11/30/46	500	583,432
3.25%, 09/13/49(a)	655	661,438

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP (continued) 3.80%, 07/15/50(a)	$1,000	$1,101,981
SITE Centers Corp., 4.25%, 02/01/26(a)	250	270,546
Spirit Realty LP 3.20%, 01/15/27	1,000	1,065,905
4.00%, 07/15/29	425	470,835
3.40%, 01/15/30	500	531,291
Sun Communities Operating LP 2.30%, 11/01/28(e)	310	310,575
2.70%, 07/15/31	735	742,704
Tanger Properties LP, 3.88%, 07/15/27(a)	1,000	1,080,082
UDR, Inc. 4.40%, 01/26/29	1,000	1,138,012
3.20%, 01/15/30	500	535,391
3.00%, 08/15/31	500	523,231
1.90%, 03/15/33	250	232,178
Ventas Realty LP 3.50%, 04/15/24	1,000	1,064,396
2.65%, 01/15/25	650	679,335
4.13%, 01/15/26	1,250	1,380,819
3.25%, 10/15/26	500	534,648
4.00%, 03/01/28	1,500	1,668,483
3.00%, 01/15/30(a)	1,000	1,040,252
4.75%, 11/15/30	1,000	1,175,557
2.50%, 09/01/31	700	690,994
VEREIT Operating Partnership LP 3.95%, 08/15/27	500	560,467
3.40%, 01/15/28	500	540,574
3.10%, 12/15/29(a)	500	532,204
2.85%, 12/15/32(a)	1,000	1,038,859
Welltower, Inc. 3.63%, 03/15/24	500	533,110
4.00%, 06/01/25	1,250	1,367,244
4.25%, 04/01/26	350	390,743
2.05%, 01/15/29	620	615,932
4.13%, 03/15/29	1,000	1,126,878
3.10%, 01/15/30	1,000	1,057,350
2.75%, 01/15/31(a)	2,000	2,061,072
2.80%, 06/01/31	945	973,464
Weyerhaeuser Co. 4.00%, 11/15/29(a)	1,000	1,131,830
4.00%, 04/15/30(a)	1,000	1,129,597
7.38%, 03/15/32	350	498,406

		157,529,313

Food & Staples Retailing — 0.4%
Campbell Soup Co. 3.65%, 03/15/23	1,000	1,038,793
3.30%, 03/19/25(a)	500	534,206
4.80%, 03/15/48(a)	750	937,818
3.13%, 04/24/50	1,000	967,713
Conagra Brands, Inc. 3.20%, 01/25/23	471	484,507
4.30%, 05/01/24	1,000	1,084,067
4.60%, 11/01/25	1,000	1,123,884
1.38%, 11/01/27	1,000	973,950
5.30%, 11/01/38	1,000	1,271,779
5.40%, 11/01/48(a)	500	663,885
Costco Wholesale Corp. 3.00%, 05/18/27(a)	1,500	1,639,600
1.60%, 04/20/30	1,500	1,465,782

24

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Costco Wholesale Corp. (continued) 1.75%, 04/20/32	$500	$490,252
Dollar General Corp., 4.13%, 04/03/50	1,000	1,170,133
Dollar Tree, Inc. 3.70%, 05/15/23	2,500	2,620,556
4.20%, 05/15/28(a)	1,000	1,126,336
General Mills, Inc. 2.60%, 10/12/22	250	255,288
3.65%, 02/15/24(a)	500	530,201
3.20%, 02/10/27(a)	250	271,139
4.20%, 04/17/28	1,000	1,139,478
2.88%, 04/15/30	1,000	1,051,041
3.00%, 02/01/51(a)(c)	1,051	1,049,143
Ingredion, Inc., 3.90%, 06/01/50	500	563,970
Kellogg Co. 2.65%, 12/01/23(a)	1,000	1,045,325
3.25%, 04/01/26(a)	65	70,548
4.30%, 05/15/28	1,000	1,145,452
2.10%, 06/01/30	2,000	1,981,061
4.50%, 04/01/46	350	430,579
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	73	99,898
Kroger Co. 3.50%, 02/01/26(a)	495	541,763
2.65%, 10/15/26	1,000	1,060,576
3.70%, 08/01/27(a)	500	553,511
4.50%, 01/15/29(a)	1,000	1,171,152
2.20%, 05/01/30(a)	1,500	1,507,045
1.70%, 01/15/31(a)	1,065	1,017,009
5.15%, 08/01/43(a)	125	163,127
3.88%, 10/15/46	500	552,938
4.45%, 02/01/47	1,000	1,195,513
4.65%, 01/15/48	500	616,515
5.40%, 01/15/49(a)	500	682,758
3.95%, 01/15/50(a)	300	340,464
McCormick & Co., Inc. 0.90%, 02/15/26	375	368,755
2.50%, 04/15/30	2,000	2,044,601
1.85%, 02/15/31(a)	135	130,492
Sysco Corp. 3.55%, 03/15/25(a)	1,000	1,082,748
3.75%, 10/01/25	100	109,463
3.30%, 07/15/26	630	680,535
3.25%, 07/15/27	1,000	1,082,537
5.95%, 04/01/30(a)	1,000	1,271,993
4.85%, 10/01/45	150	186,962
4.50%, 04/01/46(a)	250	299,885
4.45%, 03/15/48	500	594,126
6.60%, 04/01/50	1,543	2,427,222
Target Corp. 3.50%, 07/01/24	1,000	1,079,912
2.25%, 04/15/25	1,420	1,481,250
2.50%, 04/15/26(a)	250	266,855
3.38%, 04/15/29(a)	1,000	1,111,936
2.35%, 02/15/30(a)	980	1,014,315
2.65%, 09/15/30(a)	1,160	1,230,507
7.00%, 01/15/38	1,000	1,578,673
3.63%, 04/15/46(a)	850	992,520
3.90%, 11/15/47	500	616,443

Security	Par (000)	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc. 3.45%, 06/01/26	$459	$497,817
3.20%, 04/15/30(a)	2,000	2,141,287
4.10%, 04/15/50	1,000	1,106,330
Walmart, Inc. 2.35%, 12/15/22	1,250	1,276,468
3.40%, 06/26/23	2,000	2,102,665
3.30%, 04/22/24(a)	1,750	1,865,095
1.05%, 09/17/26	240	239,943
1.50%, 09/22/28	500	497,844
2.38%, 09/24/29(a)	33	34,917
1.80%, 09/22/31	500	495,705
2.50%, 09/22/41	200	199,130
4.05%, 06/29/48	475	597,538
2.65%, 09/22/51	1,160	1,154,675

		68,489,899

Food Products — 0.2%
Archer-Daniels-Midland Co. 2.50%, 08/11/26(a)	1,750	1,861,448
4.54%, 03/26/42(a)	37	47,239
4.02%, 04/16/43	125	148,499
3.75%, 09/15/47(a)	1,000	1,174,066
4.50%, 03/15/49(a)	1,000	1,303,137
Bunge Ltd. Finance Corp. 3.75%, 09/25/27(a)	1,000	1,106,226
2.75%, 05/14/31	700	709,276
Flowers Foods, Inc., 2.40%, 03/15/31(a)	60	59,968
Hershey Co. 2.05%, 11/15/24(a)	500	520,486
2.45%, 11/15/29	500	521,327
3.13%, 11/15/49	500	529,692
2.65%, 06/01/50(a)	1,000	976,628
Hormel Foods Corp. 1.70%, 06/03/28	1,300	1,306,142
3.05%, 06/03/51	1,300	1,352,855
J M Smucker Co., 2.13%, 03/15/32	1,000	976,128
JM Smucker Co. 3.50%, 03/15/25	1,250	1,349,912
4.25%, 03/15/35	250	292,021
4.38%, 03/15/45(a)	500	598,804
3.55%, 03/15/50	1,000	1,077,962
Mondelez International, Inc. 1.50%, 05/04/25	350	355,272
2.75%, 04/13/30(a)	2,000	2,092,662
1.50%, 02/04/31	580	545,858
1.88%, 10/15/32	500	479,713
2.63%, 09/04/50	715	663,396
Tyson Foods, Inc. 3.95%, 08/15/24	2,000	2,162,151
3.55%, 06/02/27(a)	1,000	1,103,312
4.88%, 08/15/34	70	86,521
5.15%, 08/15/44	250	323,079
4.55%, 06/02/47	250	306,733
5.10%, 09/28/48	1,500	1,981,573

		26,012,086

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 3.88%, 09/15/25(a)	45	49,797
3.75%, 11/30/26(a)	1,417	1,589,510
1.15%, 01/30/28	530	515,863

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued) 1.40%, 06/30/30(a)	$445	$427,470
4.75%, 11/30/36	2,250	2,862,815
5.30%, 05/27/40(a)	500	683,466
4.75%, 04/15/43	250	328,964
4.90%, 11/30/46	2,000	2,707,959
Baxter International, Inc. 2.60%, 08/15/26	730	770,958
3.95%, 04/01/30	500	568,001
3.50%, 08/15/46(a)	500	535,756
Becton Dickinson and Co. 3.36%, 06/06/24	454	482,724
3.73%, 12/15/24	342	369,573
3.70%, 06/06/27(a)	1,630	1,805,041
2.82%, 05/20/30	470	492,476
1.96%, 02/11/31	1,075	1,045,446
6.00%, 05/15/39	250	329,963
4.69%, 12/15/44	696	867,322
4.67%, 06/06/47(a)	500	624,255
3.79%, 05/20/50	455	508,365
Boston Scientific Corp. 3.45%, 03/01/24	2,000	2,123,195
3.85%, 05/15/25	382	417,547
4.00%, 03/01/29	250	283,284
2.65%, 06/01/30	1,000	1,031,968
4.55%, 03/01/39	1,000	1,216,229
4.70%, 03/01/49	800	1,022,088
Danaher Corp. 3.35%, 09/15/25(a)	300	325,567
4.38%, 09/15/45	300	369,200
2.60%, 10/01/50(a)	500	476,364
DH Europe Finance II Sarl 2.05%, 11/15/22(a)	300	305,731
2.20%, 11/15/24	1,000	1,041,171
2.60%, 11/15/29	445	464,200
3.25%, 11/15/39(a)	400	426,595
3.40%, 11/15/49(a)	675	729,450
Koninklijke Philips NV, 5.00%, 03/15/42	250	323,518
Medtronic Global Holdings SCA, 3.35%, 04/01/27	250	272,653
Medtronic, Inc. 3.50%, 03/15/25	1,809	1,963,051
4.38%, 03/15/35	350	430,303
4.63%, 03/15/45(a)	1,750	2,285,748
MidMichigan Health, Series 2020, 3.41%, 06/01/50	47	50,597
PerkinElmer, Inc. 1.90%, 09/15/28	520	516,123
3.30%, 09/15/29	1,000	1,078,140
2.25%, 09/15/31	275	271,284
Smith & Nephew PLC, 2.03%, 10/14/30	1,400	1,365,704
STERIS Irish FinCo. UnLtd Co. 2.70%, 03/15/31(a)	700	716,378
3.75%, 03/15/51	400	431,730
Stryker Corp. 3.38%, 05/15/24	2,000	2,126,195
3.38%, 11/01/25	580	628,351
3.50%, 03/15/26	500	545,328
4.63%, 03/15/46	1,250	1,607,630

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Stryker Corp. (continued) 2.90%, 06/15/50	$500	$498,982
Thermo Fisher Scientific, Inc. 4.13%, 03/25/25(a)	1,000	1,100,197
3.65%, 12/15/25(a)	500	546,892
3.20%, 08/15/27(a)	500	544,469
1.75%, 10/15/28	380	378,697
2.60%, 10/01/29(a)	970	1,012,477
4.50%, 03/25/30	1,000	1,183,293
2.00%, 10/15/31	250	244,588
2.80%, 10/15/41	420	418,930
4.10%, 08/15/47(a)	500	606,328
Zimmer Biomet Holdings, Inc. 3.55%, 04/01/25(a)	750	806,256
3.55%, 03/20/30	2,000	2,187,494
4.45%, 08/15/45(a)	500	592,181

		52,531,830

Health Care Providers & Services — 0.7%
Adventist Health System/West, 3.63%, 03/01/49	197	214,513
Advocate Health & Hospitals Corp. 3.83%, 08/15/28	74	83,097
4.27%, 08/15/48	107	133,641
3.39%, 10/15/49	460	506,761
Series 2020, 3.01%, 06/15/50(a)	265	271,833
Aetna, Inc. 2.75%, 11/15/22	2,250	2,295,779
2.80%, 06/15/23	1,500	1,552,890
3.50%, 11/15/24	320	344,064
6.75%, 12/15/37	300	441,419
4.50%, 05/15/42	250	298,739
4.75%, 03/15/44	1,025	1,270,537
3.88%, 08/15/47(a)	1,050	1,164,482
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(a)	470	459,670
Allina Health System, Series 2019, 3.89%, 04/15/49(a)	220	256,574
AmerisourceBergen Corp. 3.45%, 12/15/27	750	819,784
2.80%, 05/15/30	400	414,738
2.70%, 03/15/31	500	511,411
4.25%, 03/01/45	250	288,382
4.30%, 12/15/47	500	580,490
Anthem, Inc. 2.95%, 12/01/22(a)	4,000	4,111,747
3.30%, 01/15/23(a)	100	103,609
3.50%, 08/15/24	250	267,604
2.38%, 01/15/25	160	166,678
1.50%, 03/15/26	990	998,304
3.65%, 12/01/27	1,000	1,110,867
2.25%, 05/15/30	785	787,722
2.55%, 03/15/31	1,700	1,747,214
4.63%, 05/15/42	50	61,288
4.65%, 01/15/43	2,000	2,458,788
5.10%, 01/15/44	900	1,162,900
4.65%, 08/15/44	350	431,959
4.38%, 12/01/47	1,000	1,206,445
4.55%, 03/01/48	750	923,994
3.13%, 05/15/50	845	854,643
3.60%, 03/15/51	990	1,081,559

26

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Ascension Health 3.95%, 11/15/46(a)	$1,500	$1,799,332
Series B, 2.53%, 11/15/29	150	157,206
Series B, 3.11%, 11/15/39	52	56,003
Banner Health 2.91%, 01/01/51	309	309,500
Series 2020, 3.18%, 01/01/50	181	189,816
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50	65	70,153
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50(a)	285	339,760
Baylor Scott & White Holdings 1.78%, 11/15/30	120	117,607
2.84%, 11/15/50	1,183	1,168,453
Bon Secours Mercy Health, Inc. 3.46%, 06/01/30	200	218,288
Series 20-2, 3.21%, 06/01/50(a)	170	178,228
Cardinal Health, Inc. 3.50%, 11/15/24(a)	250	267,843
3.75%, 09/15/25	500	544,237
3.41%, 06/15/27(a)	1,000	1,088,550
4.60%, 03/15/43	50	58,260
4.90%, 09/15/45	750	895,282
4.37%, 06/15/47	500	561,340
Children’s Health System of Texas, 2.51%, 08/15/50	71	66,019
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	200	251,013
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	144	140,481
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	176,924
CommonSpirit Health 2.76%, 10/01/24	2,245	2,362,178
1.55%, 10/01/25	184	184,773
3.35%, 10/01/29	1,132	1,217,036
2.78%, 10/01/30(a)	308	317,167
3.82%, 10/01/49(a)	251	279,031
4.19%, 10/01/49(a)	400	456,780
3.91%, 10/01/50	597	652,195
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	1,000	991,950
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	46	48,909
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	117,063
Dignity Health, 5.27%, 11/01/64	100	134,764
Duke University Health System, Inc.,
Series 2017, 3.92%, 06/01/47	173	203,813
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41(a)	195	192,975
Series 2020, 2.88%, 09/01/50	793	786,590
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	175	182,069
HCA, Inc. 4.75%, 05/01/23	3,000	3,187,594
5.25%, 04/15/25	1,000	1,133,553
5.25%, 06/15/26(a)	1,000	1,147,520
4.13%, 06/15/29(a)	750	837,766
2.38%, 07/15/31(a)	1,000	982,779
5.13%, 06/15/39	1,000	1,240,943
5.50%, 06/15/47	1,000	1,296,755
5.25%, 06/15/49	1,250	1,595,437

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued) 3.50%, 07/15/51	$1,360	$1,348,145
Humana, Inc. 3.85%, 10/01/24	500	541,023
1.35%, 02/03/27	765	754,745
3.13%, 08/15/29	500	532,897
2.15%, 02/03/32	465	454,246
4.63%, 12/01/42(a)	1,000	1,225,361
4.95%, 10/01/44	250	320,241
4.80%, 03/15/47	200	252,435
Indiana University Health, Inc. Obligated Group,
Series 2021, 2.85%, 11/01/51	500	506,475
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	188	210,846
Johns Hopkins Health System Corp., 3.84%, 05/15/46(a)	175	202,503
Kaiser Foundation Hospitals 3.15%, 05/01/27	500	543,097
2.81%, 06/01/41	574	580,750
4.15%, 05/01/47	1,110	1,353,908
3.00%, 06/01/51	671	685,710
Series 2019, 3.27%, 11/01/49	325	347,275
Mass General Brigham, Inc. 3.34%, 07/01/60	600	641,512
Series 2017, 3.77%, 07/01/48	85	98,179
Series 2020, 3.19%, 07/01/49	500	528,621
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	300	377,743
Series 2021, 3.20%, 11/15/61	367	391,583
McKesson Corp. 2.85%, 03/15/23	150	154,232
3.80%, 03/15/24(a)	1,500	1,601,957
1.30%, 08/15/26	900	892,556
3.95%, 02/16/28(a)	1,000	1,125,004
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	99	108,949
Memorial Health Services, 3.45%, 11/01/49(a)	175	194,265
Memorial Sloan-Kettering Cancer Center 5.00%, 07/01/42	200	269,637
4.13%, 07/01/52	200	250,749
Series 2020, 2.96%, 01/01/50	1,214	1,228,294
Mercy Health, Series 2018, 4.30%, 07/01/28	64	73,370
Methodist Hospital, Series 20A, 2.71%, 12/01/50	219	211,777
Montefiore Obligated Group, 4.29%, 09/01/50	364	378,228
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	66	72,703
Series 2019, 3.74%, 07/01/49(a)	300	330,846
Series 2020, 3.39%, 07/01/50	186	193,529
MultiCare Health System, 2.80%, 08/15/50(a)	47	46,692
New York and Presbyterian Hospital 2.26%, 08/01/40	500	467,302
4.02%, 08/01/45(a)	150	182,722
2.61%, 08/01/60	500	458,546
Series 2019, 3.95%, 12/31/99	207	242,841
Northwell Healthcare, Inc. 3.98%, 11/01/46(a)	200	225,265
4.26%, 11/01/47	70	81,911
3.81%, 11/01/49	162	180,917
Novant Health, Inc. 2.64%, 11/01/36	138	139,549
3.17%, 11/01/51	434	457,363

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Novant Health, Inc. (continued) 3.32%, 11/01/61	$217	$228,678
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/31(a)	200	195,920
Orlando Health Obligated Group 4.09%, 10/01/48	29	34,839
3.33%, 10/01/50(a)	192	204,340
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	79	106,175
Series 2020, 1.38%, 11/15/25	24	24,203
Series 2020, 3.22%, 11/15/50	139	143,807
Piedmont Healthcare, Inc. 2.72%, 01/01/42	164	160,552
2.86%, 01/01/52	66	64,127
Providence St Joseph Health Obligated Group, 2.70%, 10/01/51(e)	905	862,751
Providence St. Joseph Health Obligated Group(a)
Series 19A, 2.53%, 10/01/29	325	339,198
Series A, 3.93%, 10/01/48	77	89,913
Rady Children’s Hospital-San Diego, 3.15%, 08/15/51	120	127,038
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	230	266,945
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	175	170,235
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	88,631
Spectrum Health System Obligated Group,
Series 19A, 3.49%, 07/15/49	85	95,023
Stanford Health Care 3.03%, 08/15/51	700	725,248
Series 2018, 3.80%, 11/15/48(a)	64	75,030
Summa Health, 3.51%, 11/15/51	200	209,989
Sutter Health
Series 2018, 3.70%, 08/15/28(a)	86	96,225
Series 2018, 4.09%, 08/15/48	107	127,212
Series 20A, 2.29%, 08/15/30	260	262,177
Series 20A, 3.36%, 08/15/50	335	354,356
Series 20-A, 1.32%, 08/15/25	134	134,459
Series 20-A, 3.16%, 08/15/40(a)	177	183,679
Texas Health Resources, 2.33%, 11/15/50	165	146,243
Toledo Hospital 6.02%, 11/15/48	125	149,756
Series B, 5.33%, 11/15/28	125	142,020
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	137	149,166
Series 2021, 2.63%, 12/01/40	112	109,714
UnitedHealth Group, Inc. 2.88%, 03/15/23	250	259,256
3.50%, 06/15/23(a)	2,000	2,105,061
2.38%, 08/15/24(a)	2,425	2,539,812
3.75%, 07/15/25	1,000	1,101,480
1.25%, 01/15/26(a)	210	211,318
3.10%, 03/15/26(a)	500	542,184
1.15%, 05/15/26(a)	995	995,714
3.45%, 01/15/27	500	551,345
3.38%, 04/15/27	1,000	1,100,668
3.85%, 06/15/28(a)	1,000	1,131,386
2.88%, 08/15/29	1,890	2,027,510
2.00%, 05/15/30(a)	315	315,878
2.30%, 05/15/31	1,145	1,168,234
4.63%, 07/15/35	555	689,512

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued) 6.88%, 02/15/38	$100	$153,098
3.50%, 08/15/39	645	712,122
2.75%, 05/15/40	300	300,092
5.95%, 02/15/41(a)	100	143,615
3.05%, 05/15/41	1,255	1,297,060
4.63%, 11/15/41	600	752,906
3.95%, 10/15/42(a)	150	175,407
4.25%, 03/15/43	500	607,118
4.75%, 07/15/45	1,500	1,965,950
4.20%, 01/15/47	750	917,318
4.25%, 04/15/47	1,000	1,233,357
3.75%, 10/15/47	500	570,937
4.25%, 06/15/48	1,400	1,721,582
4.45%, 12/15/48	1,000	1,268,084
3.70%, 08/15/49	1,500	1,703,884
2.90%, 05/15/50(a)	1,290	1,293,480
3.25%, 05/15/51	495	523,440
3.88%, 08/15/59	1,000	1,173,038
3.13%, 05/15/60	600	614,014
Universal Health Services, Inc.(c) 1.65%, 09/01/26	900	894,719
2.65%, 10/15/30	50	50,227
2.65%, 01/15/32(a)	900	891,214
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50(a)	60	60,580
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	108	138,987
Yale-New Haven Health Services Corp.,
Series 2020, 2.50%, 07/01/50(a)	121	112,102

		119,135,897

Health Care Technology — 0.0%
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50(a)	225	233,930
Laboratory Corp. of America Holdings 4.00%, 11/01/23	100	106,265
3.25%, 09/01/24	1,000	1,065,331
2.30%, 12/01/24(a)	1,000	1,040,674
3.60%, 02/01/25(a)	75	80,692
1.55%, 06/01/26	515	516,009
3.60%, 09/01/27(a)	500	550,681
2.70%, 06/01/31(a)	1,095	1,119,265
4.70%, 02/01/45	450	550,687
Quest Diagnostics, Inc. 4.25%, 04/01/24(a)	250	269,175
3.50%, 03/30/25	370	399,176
4.20%, 06/30/29(a)	250	285,595
2.95%, 06/30/30	425	448,794
2.80%, 06/30/31	400	417,699
4.70%, 03/30/45(a)	250	306,523

		7,390,496

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/29(a)	200	212,732
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	400	446,032
Hyatt Hotels Corp. 3.38%, 07/15/23	190	197,186
4.38%, 09/15/28(a)	305	332,932

28

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. (continued) 5.75%, 04/23/30	$500	$600,217
Las Vegas Sands Corp. 3.20%, 08/08/24	2,745	2,818,425
3.50%, 08/18/26	270	275,791
3.90%, 08/08/29(a)	185	188,573
Marriott International, Inc. 4.00%, 04/15/28	1,000	1,098,495
Series EE, 5.75%, 05/01/25	608	695,297
Series FF, 4.63%, 06/15/30	1,000	1,142,464
Series GG, 3.50%, 10/15/32	1,000	1,062,444
Series R, 3.13%, 06/15/26	1,000	1,069,631
McDonald’s Corp. 3.35%, 04/01/23	250	260,393
3.25%, 06/10/24(a)	400	426,843
3.38%, 05/26/25	500	538,027
3.30%, 07/01/25	115	123,833
3.70%, 01/30/26	1,000	1,099,407
3.50%, 03/01/27	1,000	1,098,854
3.50%, 07/01/27	1,400	1,546,711
3.80%, 04/01/28(a)	1,000	1,117,608
3.60%, 07/01/30(a)	1,525	1,696,122
4.70%, 12/09/35(a)	315	388,917
6.30%, 03/01/38	1,000	1,428,632
3.70%, 02/15/42	100	109,876
4.60%, 05/26/45(a)	1,000	1,229,189
4.88%, 12/09/45	1,000	1,271,451
4.45%, 03/01/47	500	609,937
4.45%, 09/01/48	500	613,933
3.63%, 09/01/49	875	954,083
4.20%, 04/01/50	1,390	1,657,078
Sands China Ltd. 5.13%, 08/08/25	500	538,765
5.40%, 08/08/28	1,750	1,932,630
Starbucks Corp. 3.10%, 03/01/23	2,000	2,071,951
3.85%, 10/01/23(a)	250	264,730
3.80%, 08/15/25	1,000	1,097,076
4.00%, 11/15/28(a)	500	568,299
3.55%, 08/15/29	1,250	1,384,811
2.25%, 03/12/30	1,000	1,008,080
2.55%, 11/15/30(a)	800	821,758
3.75%, 12/01/47	1,000	1,088,301
3.35%, 03/12/50	1,000	1,038,787
3.50%, 11/15/50	800	849,257

		38,975,558

Household Durables — 0.1%
D.R. Horton, Inc. 2.50%, 10/15/24	425	445,217
1.40%, 10/15/27(a)	1,000	979,557
DR Horton, Inc., 1.30%, 10/15/26(a)	1,015	1,003,563
Leggett & Platt, Inc. 3.80%, 11/15/24	200	214,087
4.40%, 03/15/29(a)	1,000	1,137,130
Lennar Corp. 4.75%, 11/15/22	1,000	1,033,020
4.75%, 05/30/25	2,000	2,228,380
4.75%, 11/29/27(a)	2,000	2,317,400
MDC Holdings, Inc. 2.50%, 01/15/31(a)	200	194,914
6.00%, 01/15/43	400	503,600

Security	Par (000)	Value

Household Durables (continued)
Mohawk Industries, Inc. 3.85%, 02/01/23(a)	$125	$129,625
3.63%, 05/15/30	300	326,805
PulteGroup, Inc., 7.88%, 06/15/32(a)	1,000	1,438,750
Whirlpool Corp. 2.40%, 05/15/31	245	244,955
5.15%, 03/01/43(a)	200	250,908
4.50%, 06/01/46(a)	250	298,067
4.60%, 05/15/50	600	737,085

		13,483,063

Insurance — 0.8%
Aflac, Inc. 3.63%, 11/15/24	250	272,062
1.13%, 03/15/26(a)	1,000	999,518
2.88%, 10/15/26(a)	750	806,872
4.75%, 01/15/49(a)	500	653,715
Alleghany Corp. 3.63%, 05/15/30(a)	700	767,766
3.25%, 08/15/51	1,000	982,000
Allstate Corp. 3.15%, 06/15/23(a)	250	261,652
3.28%, 12/15/26	750	821,554
1.45%, 12/15/30(a)	2,000	1,910,569
4.50%, 06/15/43(a)	150	186,860
4.20%, 12/15/46(a)	1,000	1,218,830
3.85%, 08/10/49	1,000	1,183,969
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)	1,250	1,352,813
American Financial Group, Inc., 4.50%, 06/15/47	750	916,859
American International Group, Inc. 4.13%, 02/15/24	250	269,876
2.50%, 06/30/25	1,000	1,047,092
3.75%, 07/10/25	750	816,390
3.90%, 04/01/26(a)	2,500	2,773,359
4.25%, 03/15/29(a)	1,000	1,144,666
3.40%, 06/30/30(a)	1,500	1,636,785
3.88%, 01/15/35	500	564,940
4.70%, 07/10/35	500	608,748
4.50%, 07/16/44	750	915,672
4.80%, 07/10/45(a)	750	951,465
4.75%, 04/01/48	1,000	1,275,497
4.38%, 06/30/50	1,000	1,231,173
4.38%, 01/15/55	900	1,103,681
Aon Corp. 2.20%, 11/15/22	335	341,853
4.50%, 12/15/28	1,000	1,153,481
3.75%, 05/02/29	1,000	1,113,134
2.80%, 05/15/30	1,800	1,880,375
Aon Corp./Aon Global Holdings PLC 2.05%, 08/23/31	500	486,691
2.90%, 08/23/51	400	385,515
Aon PLC 3.50%, 06/14/24	1,000	1,067,531
3.88%, 12/15/25(a)	600	662,371
4.60%, 06/14/44	250	311,602
4.75%, 05/15/45	500	632,507
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,125,653
Arch Capital Group Ltd., 3.64%, 06/30/50	1,000	1,090,609
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	164,676
Arthur J Gallagher & Co., 3.50%, 05/20/51	500	535,344
Assurant, Inc., 2.65%, 01/15/32	2,000	1,982,417

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(a)	$110	$121,881
Athene Holding Ltd. 6.15%, 04/03/30	1,000	1,258,198
3.95%, 05/25/51	260	287,236
AXA SA, 8.60%, 12/15/30	550	826,800
Berkshire Hathaway Finance Corp. 1.85%, 03/12/30	500	497,791
1.45%, 10/15/30(a)	900	867,630
4.40%, 05/15/42	100	124,340
4.30%, 05/15/43	250	303,837
4.20%, 08/15/48	2,000	2,424,635
4.25%, 01/15/49	1,000	1,219,106
2.85%, 10/15/50	1,000	985,470
2.50%, 01/15/51	760	701,781
Berkshire Hathaway, Inc. 3.00%, 02/11/23(a)	1,000	1,036,464
2.75%, 03/15/23	1,500	1,546,760
3.13%, 03/15/26(a)	1,400	1,519,379
4.50%, 02/11/43	1,100	1,382,293
Brighthouse Financial, Inc.(a) 3.70%, 06/22/27	1,401	1,534,627
5.63%, 05/15/30	1,000	1,207,171
4.70%, 06/22/47	500	565,389
Brown & Brown, Inc., 2.38%, 03/15/31(a)	1,000	996,911
Chubb Corp. 6.00%, 05/11/37	50	72,072
Series 1, 6.50%, 05/15/38	100	150,159
Chubb INA Holdings, Inc. 2.88%, 11/03/22	1,000	1,023,019
3.35%, 05/15/24(a)	500	534,997
3.35%, 05/03/26(a)	795	867,163
4.15%, 03/13/43	150	180,557
CNA Financial Corp. 4.50%, 03/01/26	350	395,131
3.90%, 05/01/29	500	557,466
Enstar Group Ltd., 3.10%, 09/01/31	715	703,462
Equitable Holdings, Inc. 4.35%, 04/20/28	1,000	1,139,711
5.00%, 04/20/48	1,000	1,273,935
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	500	531,873
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	1,000	1,127,382
Fidelity National Financial, Inc. 3.40%, 06/15/30	500	536,956
3.20%, 09/17/51	330	314,704
First American Financial Corp. 4.60%, 11/15/24(a)	200	219,345
2.40%, 08/15/31	220	214,369
Globe Life, Inc., 2.15%, 08/15/30(a)	1,000	992,002
Hanover Insurance Group, Inc. 4.50%, 04/15/26	600	672,151
2.50%, 09/01/30(a)	500	501,977
Hartford Financial Services Group, Inc. 2.80%, 08/19/29(a)	500	522,492
6.10%, 10/01/41	100	140,919
3.60%, 08/19/49	1,335	1,456,217
2.90%, 09/15/51	1,035	998,267
Lincoln National Corp. 4.00%, 09/01/23	200	213,217
3.35%, 03/09/25	65	70,072

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp. (continued) 3.80%, 03/01/28(a)	$1,500	$1,669,920
6.30%, 10/09/37	250	348,914
4.35%, 03/01/48	200	238,588
4.38%, 06/15/50(a)	500	605,706
Loews Corp. 2.63%, 05/15/23	250	257,694
3.75%, 04/01/26	500	551,249
3.20%, 05/15/30(a)	655	703,373
Manulife Financial Corp. 4.15%, 03/04/26	500	559,202
2.48%, 05/19/27	1,000	1,046,143
5.38%, 03/04/46	1,000	1,401,080
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	500	548,153
Markel Corp. 3.35%, 09/17/29(a)	475	514,606
4.30%, 11/01/47(a)	750	881,147
4.15%, 09/17/50	500	578,368
3.45%, 05/07/52	300	309,759
Marsh & McLennan Cos., Inc. 3.30%, 03/14/23	500	519,300
3.88%, 03/15/24	500	537,605
3.50%, 06/03/24	1,000	1,067,033
3.50%, 03/10/25	500	537,811
3.75%, 03/14/26(a)	1,000	1,099,899
4.38%, 03/15/29(a)	1,000	1,161,146
2.25%, 11/15/30	345	347,485
4.35%, 01/30/47	250	306,684
4.20%, 03/01/48	500	610,749
4.90%, 03/15/49	1,000	1,346,301
MetLife, Inc. 3.00%, 03/01/25(a)	1,650	1,757,490
6.38%, 06/15/34	500	711,108
5.88%, 02/06/41	2,000	2,853,049
4.13%, 08/13/42	300	356,203
4.88%, 11/13/43	1,250	1,626,079
4.05%, 03/01/45	250	297,123
4.60%, 05/13/46(a)	1,500	1,923,884
Old Republic International Corp. 4.88%, 10/01/24	250	277,731
3.85%, 06/11/51	200	216,087
Principal Financial Group, Inc. 3.40%, 05/15/25	250	268,348
3.10%, 11/15/26	1,000	1,075,349
3.70%, 05/15/29(a)	1,135	1,269,928
2.13%, 06/15/30	1,000	990,527
4.63%, 09/15/42	50	62,330
4.30%, 11/15/46	250	301,711
Progressive Corp. 2.45%, 01/15/27(a)	500	530,548
4.00%, 03/01/29(a)	300	342,487
4.35%, 04/25/44	100	123,879
3.70%, 01/26/45(a)	200	227,002
4.13%, 04/15/47	500	602,486
4.20%, 03/15/48	500	613,580
3.95%, 03/26/50	500	599,019
Prudential Financial, Inc. 1.50%, 03/10/26(a)	1,000	1,014,902
3.88%, 03/27/28(a)	697	789,129
3.00%, 03/10/40(a)	1,000	1,028,631

30

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial, Inc. (continued) 4.60%, 05/15/44	$250	$317,769
3.91%, 12/07/47(a)	500	579,638
3.94%, 12/07/49	908	1,069,924
4.35%, 02/25/50(a)	1,000	1,252,949
3.70%, 03/13/51	1,250	1,424,571
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(b)	1,000	1,170,399
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	350	374,451
(5 year CMT + 3.04%), 3.70%, 10/01/50(a)(b)	1,000	1,042,193
Prudential PLC, 3.13%, 04/14/30(a)	1,000	1,077,454
Reinsurance Group of America, Inc., 3.90%, 05/15/29(a)	475	530,662
Travelers Cos., Inc. 6.75%, 06/20/36	250	372,998
6.25%, 06/15/37	500	725,924
4.60%, 08/01/43(a)	850	1,096,594
4.30%, 08/25/45	250	310,875
4.00%, 05/30/47	500	599,617
4.05%, 03/07/48	1,150	1,389,391
4.10%, 03/04/49	250	307,299
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	140,252
Trinity Acquisition PLC, 4.40%, 03/15/26	500	558,651
Unum Group 4.00%, 06/15/29	1,000	1,107,086
5.75%, 08/15/42(a)	250	311,870
4.50%, 12/15/49	250	267,659
Voya Financial, Inc. 3.65%, 06/15/26	350	384,172
5.70%, 07/15/43(a)	500	688,184
W R Berkley Corp. 3.55%, 03/30/52	500	529,941
3.15%, 09/30/61	500	480,714
Willis North America, Inc. 4.50%, 09/15/28	1,500	1,718,069
3.88%, 09/15/49	580	642,389
WR Berkley Corp., 4.00%, 05/12/50	500	575,890
XLIT Ltd., 5.50%, 03/31/45	250	343,635

		133,423,201

Interactive Media & Services — 0.1%
Alphabet, Inc. 3.38%, 02/25/24	500	534,396
0.45%, 08/15/25	175	172,847
2.00%, 08/15/26	2,500	2,612,800
0.80%, 08/15/27(a)	540	529,019
1.10%, 08/15/30(a)	650	614,055
1.90%, 08/15/40	600	538,711
2.05%, 08/15/50	800	698,693
2.25%, 08/15/60	1,500	1,310,600
Baidu, Inc. 3.08%, 04/07/25(a)	2,000	2,097,410
4.13%, 06/30/25	1,000	1,090,188
4.88%, 11/14/28(a)	500	578,050
eBay, Inc. 2.75%, 01/30/23	3,000	3,086,785
1.90%, 03/11/25	1,000	1,030,030
1.40%, 05/10/26(a)	395	396,270
3.60%, 06/05/27	1,000	1,106,711

Security	Par (000)	Value

Interactive Media & Services (continued)
eBay, Inc. (continued) 2.70%, 03/11/30(a)	$1,000	$1,041,320
2.60%, 05/10/31	2,355	2,401,537
3.65%, 05/10/51	500	535,851
JD.com, Inc., 3.38%, 01/14/30(a)	1,000	1,048,880

		21,424,153

Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd. 3.60%, 11/28/24	1,500	1,605,930
3.40%, 12/06/27(a)	1,000	1,068,770
4.50%, 11/28/34(a)	250	285,047
4.00%, 12/06/37	1,000	1,076,125
4.20%, 12/06/47	1,300	1,429,838
3.15%, 02/09/51(a)	2,000	1,864,860
4.40%, 12/06/57	1,000	1,144,320
Amazon.com, Inc. 2.40%, 02/22/23	1,500	1,541,726
0.40%, 06/03/23	2,000	2,004,554
0.45%, 05/12/24	1,735	1,731,487
2.80%, 08/22/24	1,500	1,589,683
1.00%, 05/12/26(a)	1,700	1,698,022
1.20%, 06/03/27	2,000	1,992,908
3.15%, 08/22/27	2,750	3,023,650
1.65%, 05/12/28	1,700	1,713,658
1.50%, 06/03/30	3,000	2,917,736
2.10%, 05/12/31	2,000	2,025,914
4.80%, 12/05/34	600	764,614
3.88%, 08/22/37	1,000	1,180,760
2.88%, 05/12/41(a)	1,400	1,443,987
4.95%, 12/05/44	500	673,947
4.05%, 08/22/47	2,500	3,033,105
2.50%, 06/03/50	2,000	1,873,104
3.10%, 05/12/51	2,000	2,090,901
4.25%, 08/22/57	2,000	2,540,843
2.70%, 06/03/60	2,000	1,877,979
3.25%, 05/12/61	700	744,985

		44,938,453

Internet Software & Services — 0.1%
Booking Holdings, Inc. 2.75%, 03/15/23	500	516,319
3.60%, 06/01/26(a)	1,500	1,650,035
4.63%, 04/13/30	1,000	1,188,641
Expedia Group, Inc. 4.50%, 08/15/24(a)	250	271,728
5.00%, 02/15/26	500	564,629
3.80%, 02/15/28	750	813,996
3.25%, 02/15/30	825	853,219
2.95%, 03/15/31	480	485,069
VeriSign, Inc. 5.25%, 04/01/25(a)	1,000	1,136,630
4.75%, 07/15/27	1,000	1,051,900
2.70%, 06/15/31	1,020	1,036,667

		9,568,833

IT Services — 0.3%
Broadridge Financial Solutions, Inc. 3.40%, 06/27/26(a)	270	294,350
2.90%, 12/01/29	500	523,075
2.60%, 05/01/31	460	466,925
CGI, Inc.(c) 1.45%, 09/14/26	500	494,753

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
CGI, Inc.(c) (continued) 2.30%, 09/14/31	$500	$485,774
DXC Technology Co. 1.80%, 09/15/26	600	599,223
2.38%, 09/15/28	400	395,288
Fidelity National Information Services, Inc. 0.38%, 03/01/23	1,355	1,355,755
0.60%, 03/01/24	510	509,235
1.15%, 03/01/26	595	589,823
1.65%, 03/01/28	680	671,367
2.25%, 03/01/31(a)	1,730	1,717,186
3.10%, 03/01/41	505	511,489
Fiserv, Inc. 2.75%, 07/01/24	2,120	2,232,530
2.25%, 06/01/27	1,800	1,856,608
4.20%, 10/01/28(a)	1,000	1,138,271
3.50%, 07/01/29(a)	1,645	1,791,315
2.65%, 06/01/30(a)	955	977,201
4.40%, 07/01/49	880	1,053,663
Genpact Luxembourg Sarl, 3.38%, 12/01/24	1,000	1,065,497
International Business Machines Corp. 2.88%, 11/09/22	3,400	3,494,331
3.63%, 02/12/24(a)	775	828,941
3.00%, 05/15/24(a)	2,000	2,121,564
3.45%, 02/19/26(a)	250	273,592
3.30%, 05/15/26	1,500	1,634,911
3.30%, 01/27/27(a)	1,000	1,094,878
1.70%, 05/15/27	1,170	1,186,778
3.50%, 05/15/29	4,000	4,420,460
1.95%, 05/15/30(a)	1,700	1,678,989
5.88%, 11/29/32(a)	250	335,419
2.85%, 05/15/40	1,000	997,440
4.00%, 06/20/42	850	981,027
4.70%, 02/19/46	1,250	1,593,614
4.25%, 05/15/49	1,925	2,334,150
2.95%, 05/15/50	1,280	1,261,002
Leidos, Inc., 2.30%, 02/15/31	750	732,787
Verisk Analytics, Inc. 4.00%, 06/15/25	250	275,384
4.13%, 03/15/29	500	567,839
3.63%, 05/15/50	330	350,638

		44,893,072

Leisure Products — 0.0%
Hasbro, Inc. 3.00%, 11/19/24	500	529,398
3.55%, 11/19/26	300	326,576
3.50%, 09/15/27	250	272,789
3.90%, 11/19/29	300	331,368
6.35%, 03/15/40	500	691,074
5.10%, 05/15/44	60	72,480

		2,223,685

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc. 3.88%, 07/15/23(a)	200	210,932
2.75%, 09/15/29	645	673,036
2.30%, 03/12/31	690	690,702

		1,574,670

Security	Par (000)	Value

Machinery — 0.2%
Brunswick Corp., 2.40%, 08/18/31	$260	$251,389
Caterpillar Financial Services Corp. 2.63%, 03/01/23(a)	2,000	2,061,010
3.45%, 05/15/23	400	420,774
3.65%, 12/07/23	1,000	1,069,968
2.85%, 05/17/24	2,000	2,116,736
3.30%, 06/09/24	250	268,182
2.15%, 11/08/24	2,200	2,298,375
0.80%, 11/13/25(a)	1,000	993,887
1.15%, 09/14/26	900	898,090
Caterpillar, Inc. 3.40%, 05/15/24	500	533,903
2.60%, 09/19/29	70	73,768
2.60%, 04/09/30(a)	500	525,598
1.90%, 03/12/31(a)	910	905,263
5.20%, 05/27/41	600	822,643
3.80%, 08/15/42(a)	1,450	1,699,189
3.25%, 09/19/49(a)	1,000	1,083,955
3.25%, 04/09/50	1,000	1,087,747
4.75%, 05/15/64(a)	200	279,844
CNH Industrial Capital LLC 1.88%, 01/15/26	1,000	1,013,471
1.45%, 07/15/26(a)	220	219,041
CNH Industrial NV, 4.50%, 08/15/23	3,000	3,206,563
Crane Co., 4.45%, 12/15/23(a)	125	133,939
Deere & Co. 2.75%, 04/15/25	1,000	1,058,688
3.10%, 04/15/30	500	543,881
3.90%, 06/09/42(a)	550	653,638
2.88%, 09/07/49(a)	385	396,768
3.75%, 04/15/50(a)	1,000	1,193,628
Dover Corp. 3.15%, 11/15/25	250	267,536
2.95%, 11/04/29(a)	170	180,977
Flowserve Corp. 3.50%, 09/15/22(a)	100	102,377
2.80%, 01/15/32	200	197,920
Fortive Corp., 3.15%, 06/15/26(a)	500	539,442
IDEX Corp., 2.63%, 06/15/31	190	193,320
Kennametal, Inc., 2.80%, 03/01/31	155	156,446
Otis Worldwide Corp. 2.06%, 04/05/25(a)	515	532,149
2.57%, 02/15/30(a)	1,000	1,026,610
3.11%, 02/15/40	1,000	1,025,000
3.36%, 02/15/50	195	203,990
Snap-On Inc., 3.10%, 05/01/50(a)	1,000	1,048,501
Stanley Black & Decker, Inc. 4.25%, 11/15/28	1,000	1,158,089
2.30%, 03/15/30(a)	1,000	1,026,212
4.85%, 11/15/48	250	331,785
2.75%, 11/15/50	300	287,201
(5 year CMT + 2.66%), 4.00%, 03/15/60(b)	600	642,468
Valmont Industries, Inc., 5.00%, 10/01/44	1,000	1,231,612
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/24	500	537,535
3.20%, 06/15/25	500	530,560
4.95%, 09/15/28	500	575,450
Xylem, Inc., 4.38%, 11/01/46	500	593,944

		38,199,062

32

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.0%
Bell Canada 2.15%, 02/15/32	$500	$489,359
4.46%, 04/01/48(a)	310	377,026
4.30%, 07/29/49	265	315,368
3.65%, 03/17/51	380	412,770
3.20%, 02/15/52(a)	245	245,365
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50%, 02/01/24	2,000	2,163,815
4.91%, 07/23/25	1,930	2,170,525
3.75%, 02/15/28	500	547,577
2.25%, 01/15/29(e)	485	484,618
5.05%, 03/30/29	1,000	1,170,886
2.80%, 04/01/31	2,000	2,004,518
2.30%, 02/01/32	1,800	1,714,273
6.38%, 10/23/35	250	328,724
5.38%, 04/01/38	1,000	1,206,676
3.50%, 06/01/41	1,000	981,946
3.50%, 03/01/42(e)	500	489,211
6.48%, 10/23/45	1,500	2,039,371
5.38%, 05/01/47	1,500	1,795,944
5.75%, 04/01/48	1,000	1,263,293
5.13%, 07/01/49	1,000	1,176,247
4.80%, 03/01/50	1,900	2,132,190
3.70%, 04/01/51(a)	1,600	1,557,798
3.90%, 06/01/52	1,600	1,593,718
6.83%, 10/23/55	250	369,490
3.85%, 04/01/61	1,470	1,401,928
4.40%, 12/01/61	1,400	1,455,944
3.95%, 06/30/62(e)	500	482,345
Comcast Corp. 3.60%, 03/01/24	250	268,108
3.70%, 04/15/24(a)	1,000	1,075,512
3.10%, 04/01/25	2,080	2,225,467
3.38%, 08/15/25(a)	2,500	2,708,256
3.95%, 10/15/25	1,250	1,386,643
3.15%, 03/01/26(a)	1,750	1,891,053
2.35%, 01/15/27	850	891,532
3.30%, 02/01/27	1,000	1,091,314
3.30%, 04/01/27	2,000	2,189,986
3.15%, 02/15/28	1,250	1,356,807
3.55%, 05/01/28	1,000	1,112,105
4.15%, 10/15/28	2,220	2,553,077
2.65%, 02/01/30	945	985,914
3.40%, 04/01/30	2,730	3,006,652
4.25%, 10/15/30	1,000	1,164,824
1.95%, 01/15/31(a)	845	829,232
1.50%, 02/15/31	1,645	1,561,542
4.25%, 01/15/33	650	759,829
4.20%, 08/15/34	2,235	2,620,019
4.40%, 08/15/35	250	296,275
3.20%, 07/15/36	500	532,532
3.90%, 03/01/38	500	567,770
4.60%, 10/15/38	750	916,826
3.25%, 11/01/39	1,000	1,055,798
3.75%, 04/01/40	1,000	1,123,524
4.65%, 07/15/42	575	714,463
4.75%, 03/01/44	375	471,288
4.60%, 08/15/45	1,250	1,565,530
3.40%, 07/15/46	500	530,261
4.00%, 08/15/47	500	571,777

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued) 3.97%, 11/01/47	$1,500	$1,712,722
4.00%, 03/01/48	500	572,049
4.70%, 10/15/48	1,250	1,596,355
4.00%, 11/01/49	1,255	1,453,502
3.45%, 02/01/50	1,800	1,908,908
2.80%, 01/15/51	860	814,024
2.89%, 11/01/51(c)	964	924,648
2.45%, 08/15/52(a)	1,700	1,500,166
4.05%, 11/01/52	361	419,990
2.94%, 11/01/56(c)	3,858	3,644,212
4.95%, 10/15/58(a)	1,000	1,380,694
2.65%, 08/15/62	800	708,890
2.99%, 11/01/63(c)	3,530	3,307,941
Discovery Communications LLC 2.95%, 03/20/23	525	543,119
3.90%, 11/15/24	250	270,618
3.45%, 03/15/25	1,000	1,068,589
4.90%, 03/11/26	330	375,033
3.95%, 03/20/28	620	686,641
5.00%, 09/20/37(a)	250	300,026
5.20%, 09/20/47	1,445	1,800,353
5.30%, 05/15/49	500	624,614
4.65%, 05/15/50(a)	1,000	1,158,858
4.00%, 09/15/55	1,538	1,608,285
Fox Corp. 4.03%, 01/25/24	1,000	1,072,938
4.71%, 01/25/29	1,000	1,164,935
5.48%, 01/25/39(a)	1,000	1,277,013
5.58%, 01/25/49	1,500	2,019,941
Grupo Televisa SAB 4.63%, 01/30/26(a)	2,000	2,204,125
6.63%, 01/15/40	250	347,391
5.00%, 05/13/45	200	238,913
6.13%, 01/31/46	250	343,113
5.25%, 05/24/49(a)	500	630,406
NBCUniversal Media LLC 5.95%, 04/01/41	625	911,232
4.45%, 01/15/43	202	243,597
TCI Communications, Inc., 7.88%, 02/15/26	250	318,596
TELUS Corp. 4.60%, 11/16/48	200	249,847
4.30%, 06/15/49	500	597,912
Thomson Reuters Corp. 4.30%, 11/23/23	250	267,351
3.35%, 05/15/26	140	151,161
5.65%, 11/23/43(a)	1,000	1,360,325
Time Warner Cable LLC 6.55%, 05/01/37	650	877,035
6.75%, 06/15/39	2,050	2,805,808
5.88%, 11/15/40	250	315,350
5.50%, 09/01/41	1,750	2,144,785
4.50%, 09/15/42	1,225	1,340,568
Time Warner Entertainment Co. LP, 88731EAJ9, 8.38%, 07/15/33	500	742,554
TWDC Enterprises 18 Corp. 2.35%, 12/01/22(a)	1,300	1,330,307
3.15%, 09/17/25	165	178,325
3.00%, 02/13/26	200	215,964
1.85%, 07/30/26(a)	1,000	1,028,293
2.95%, 06/15/27(a)	750	818,668

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp. (continued) 4.13%, 06/01/44	$500	$599,795
3.00%, 07/30/46(a)	75	76,085
Series E, 4.13%, 12/01/41	250	296,520
ViacomCBS, Inc. 3.70%, 08/15/24	1,000	1,073,086
3.50%, 01/15/25	500	535,321
4.00%, 01/15/26	1,500	1,657,965
3.38%, 02/15/28(a)	500	545,927
3.70%, 06/01/28	500	554,220
4.95%, 01/15/31(a)	1,000	1,194,652
4.20%, 05/19/32(a)	1,000	1,143,874
6.88%, 04/30/36	250	357,260
4.85%, 07/01/42	325	390,542
4.38%, 03/15/43	1,070	1,224,037
5.85%, 09/01/43(a)	1,100	1,499,055
5.25%, 04/01/44	250	314,780
4.90%, 08/15/44(a)	1,000	1,224,155
4.95%, 05/19/50(a)	1,000	1,251,968
Walt Disney Co. 1.75%, 08/30/24	2,500	2,577,500
3.70%, 09/15/24	500	541,267
3.35%, 03/24/25	1,300	1,403,723
3.70%, 10/15/25	830	909,691
1.75%, 01/13/26(a)	600	615,617
3.38%, 11/15/26	1,500	1,641,984
2.20%, 01/13/28(a)	1,000	1,033,468
2.00%, 09/01/29	500	504,500
3.80%, 03/22/30(a)	1,000	1,136,546
2.65%, 01/13/31(a)	2,600	2,714,003
6.20%, 12/15/34(a)	350	495,335
6.40%, 12/15/35(a)	764	1,115,119
6.65%, 11/15/37	250	372,897
4.63%, 03/23/40(a)	1,000	1,255,839
3.50%, 05/13/40(a)	1,600	1,766,420
4.75%, 09/15/44	500	643,387
4.95%, 10/15/45	15	19,866
4.75%, 11/15/46	1,500	1,960,223
2.75%, 09/01/49	1,000	960,181
4.70%, 03/23/50	1,300	1,704,471
3.60%, 01/13/51(a)	2,200	2,450,614
3.80%, 05/13/60(a)	1,000	1,155,443
WPP Finance 2010, 3.75%, 09/19/24	250	271,269

		163,160,136

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	1,000	1,022,500
ArcelorMittal SA 4.55%, 03/11/26	250	278,889
4.25%, 07/16/29(a)	300	330,134
7.00%, 10/15/39	450	635,063
6.75%, 03/01/41	300	412,313
Barrick Gold Corp., 5.25%, 04/01/42	950	1,228,765
Barrick North America Finance LLC 5.70%, 05/30/41(a)	250	337,601
5.75%, 05/01/43	500	688,725
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	500	686,996
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	250	296,373

Security	Par (000)	Value

Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued) 5.00%, 09/30/43	$1,850	$2,464,239
Newmont Corp. 3.70%, 03/15/23	66	68,375
2.80%, 10/01/29	1,080	1,123,272
2.25%, 10/01/30	500	497,369
5.88%, 04/01/35	250	331,310
4.88%, 03/15/42	1,300	1,636,820
Nucor Corp. 3.95%, 05/01/28	1,000	1,123,157
2.70%, 06/01/30(a)	1,000	1,041,731
2.98%, 12/15/55(c)	750	732,411
Precision Castparts Corp. 2.50%, 01/15/23	150	153,382
4.20%, 06/15/35(a)	250	296,125
4.38%, 06/15/45(a)	500	606,714
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	26,249
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25	3,500	3,825,498
7.13%, 07/15/28	1,000	1,329,030
5.20%, 11/02/40	350	465,997
Rio Tinto Finance USA PLC 4.75%, 03/22/42	350	448,560
4.13%, 08/21/42	500	602,134
Southern Copper Corp. 3.50%, 11/08/22	1,000	1,030,187
3.88%, 04/23/25	750	811,078
6.75%, 04/16/40	1,350	1,878,187
5.88%, 04/23/45(a)	1,615	2,184,287
Steel Dynamics, Inc. 2.80%, 12/15/24	30	31,651
2.40%, 06/15/25	45	46,834
5.00%, 12/15/26	1,100	1,134,700
1.65%, 10/15/27	500	494,754
3.45%, 04/15/30	90	96,786
3.25%, 01/15/31	285	305,266
3.25%, 10/15/50(a)	600	592,702
Teck Resources Ltd. 6.13%, 10/01/35	200	259,189
6.25%, 07/15/41	200	266,892
5.40%, 02/01/43(a)	2,000	2,448,379
Timken Co., 4.50%, 12/15/28	500	557,836
Vale Overseas Ltd. 6.25%, 08/10/26	2,000	2,368,600
3.75%, 07/08/30	1,000	1,032,200
6.88%, 11/10/39	1,250	1,691,250
Vale SA, 5.63%, 09/11/42	1,000	1,222,375

		41,142,885

Multi-line Retail — 0.0%
Kohl’s Corp., 5.55%, 07/17/45	100	119,743
O’Reilly Automotive, Inc. 4.35%, 06/01/28	1,000	1,147,469
3.90%, 06/01/29	1,000	1,120,434
1.75%, 03/15/31(a)	440	421,517
TJX Cos., Inc.(a) 2.25%, 09/15/26	1,500	1,574,316
4.50%, 04/15/50	500	655,283
Tractor Supply Co., 1.75%, 11/01/30	270	259,211

		5,297,973

34

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities — 0.1%
Atmos Energy Corp. 2.63%, 09/15/29(a)	$210	$217,965
1.50%, 01/15/31(a)	1,000	940,735
4.15%, 01/15/43	100	115,176
4.30%, 10/01/48	500	605,664
4.13%, 03/15/49(a)	500	581,037
3.38%, 09/15/49(a)	630	660,916
CenterPoint Energy Resources Corp. 1.75%, 10/01/30	200	192,133
5.85%, 01/15/41	250	342,780
Eastern Energy Gas Holdings LLC 3.60%, 12/15/24	167	179,106
Series A, 2.50%, 11/15/24	495	518,366
National Fuel Gas Co. 3.75%, 03/01/23	300	310,594
2.95%, 03/01/31	500	506,279
NiSource, Inc. 0.95%, 08/15/25	870	859,608
3.49%, 05/15/27	1,000	1,095,838
2.95%, 09/01/29	1,000	1,045,019
1.70%, 02/15/31(a)	445	419,185
5.95%, 06/15/41(a)	1,050	1,447,697
5.25%, 02/15/43	75	97,195
4.80%, 02/15/44	250	308,891
5.65%, 02/01/45	250	342,941
4.38%, 05/15/47	500	593,915
3.95%, 03/30/48	500	565,797
ONE Gas, Inc., 4.66%, 02/01/44(a)	250	308,257
Piedmont Natural Gas Co., Inc. 2.50%, 03/15/31	500	502,660
3.35%, 06/01/50	400	408,622
Southern California Gas Co.
Series TT, 2.60%, 06/15/26	1,250	1,321,775
Series UU, 4.13%, 06/01/48	250	297,406
Series VV, 4.30%, 01/15/49(a)	1,000	1,236,023
Series XX, 2.55%, 02/01/30(a)	1,000	1,027,326
Southern Co. Gas Capital Corp. 2.45%, 10/01/23	1,000	1,035,604
3.95%, 10/01/46	750	831,470
3.15%, 09/30/51	900	901,462
Series 20-A, 1.75%, 01/15/31	500	475,988
Southwest Gas Corp. 2.20%, 06/15/30	1,000	986,063
3.18%, 08/15/51	900	863,380
Washington Gas Light Co., 3.65%, 09/15/49(a)	500	560,918

		22,703,791

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc. 3.90%, 10/01/25.	160	177,251
3.30%, 04/01/27	1,000	1,099,097
1.75%, 06/01/30	285	280,596
5.85%, 06/15/41	300	438,687
4.35%, 04/01/47	750	940,460
2.75%, 06/01/50(a)	500	489,693
KLA Corp. 4.65%, 11/01/24	305	336,420
4.10%, 03/15/29	500	569,035
3.30%, 03/01/50	1,070	1,125,784
Lam Research Corp. 3.80%, 03/15/25	230	250,621
1.90%, 06/15/30	820	817,521

Security	Par (000)	Value

Offshore Drilling & Other Services (continued)
Lam Research Corp. (continued) 4.88%, 03/15/49	$1,000	$1,347,977
2.88%, 06/15/50	305	305,848
3.13%, 06/15/60	610	630,871

		8,809,861

Oil, Gas & Consumable Fuels — 2.1%
Eastern Gas Transmission and Storage, Inc.(c) 3.00%, 11/15/29	1,000	1,049,729
3.90%, 11/15/49	300	325,662
Boardwalk Pipelines LP 3.38%, 02/01/23	200	205,471
4.80%, 05/03/29	500	572,455
BP Capital Markets America, Inc. 2.75%, 05/10/23	350	363,452
3.22%, 11/28/23	1,000	1,054,909
3.79%, 02/06/24	1,000	1,070,676
3.19%, 04/06/25	2,000	2,140,878
3.80%, 09/21/25	1,000	1,099,500
3.41%, 02/11/26	2,000	2,179,876
3.12%, 05/04/26	350	378,476
3.02%, 01/16/27	500	537,446
3.54%, 04/06/27	1,000	1,101,621
3.94%, 09/21/28(a)	500	564,233
4.23%, 11/06/28(a)	1,000	1,146,910
3.63%, 04/06/30(a)	1,000	1,114,850
1.75%, 08/10/30(a)	515	500,642
3.06%, 06/17/41	200	201,938
3.00%, 02/24/50	1,000	962,004
2.77%, 11/10/50	1,700	1,568,505
2.94%, 06/04/51(a)	1,950	1,843,715
3.00%, 03/17/52	500	478,093
3.38%, 02/08/61	2,000	1,990,313
BP Capital Markets PLC 3.99%, 09/26/23(a)	250	267,861
3.28%, 09/19/27	500	547,592
3.72%, 11/28/28	1,000	1,116,580
Canadian Natural Resources Ltd. 2.95%, 01/15/23	1,000	1,028,838
3.80%, 04/15/24	1,250	1,330,199
3.90%, 02/01/25(a)	250	270,470
3.85%, 06/01/27	250	273,436
2.95%, 07/15/30	500	517,672
6.25%, 03/15/38	300	398,964
4.95%, 06/01/47(a)	1,500	1,860,261
Cenovus Energy, Inc. 5.38%, 07/15/25	1,732	1,972,846
4.25%, 04/15/27(a)	2,000	2,223,011
2.65%, 01/15/32	210	206,030
5.25%, 06/15/37	1,393	1,660,103
6.80%, 09/15/37(a)	500	663,944
5.40%, 06/15/47	500	613,429
3.75%, 02/15/52(a)	125	121,468
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/24(a)	1,000	1,131,021
5.13%, 06/30/27	1,500	1,734,160
3.70%, 11/15/29	500	542,600
2.74%, 12/31/39(c)	500	495,278
Chevron Corp. 2.36%, 12/05/22(a)	1,000	1,019,088
1.14%, 05/11/23(a)	235	238,107
3.19%, 06/24/23	500	521,191

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp. (continued) 1.55%, 05/11/25(a)	$3,200	$3,271,776
3.33%, 11/17/25(a)	500	543,126
2.95%, 05/16/26	1,250	1,346,825
2.00%, 05/11/27(a)	520	536,385
2.24%, 05/11/30(a)	950	973,978
2.98%, 05/11/40	275	284,277
3.08%, 05/11/50	130	134,560
Chevron USA, Inc. 0.69%, 08/12/25(a)	760	751,777
1.02%, 08/12/27	655	640,278
3.85%, 01/15/28	1,500	1,693,663
6.00%, 03/01/41	1,000	1,450,340
5.25%, 11/15/43	500	674,240
4.95%, 08/15/47	500	667,650
4.20%, 10/15/49	500	608,909
2.34%, 08/12/50	1,100	991,318
Cimarex Energy Co., 4.38%, 03/15/29(a)	1,000	1,130,083
CNOOC Finance Ltd.
Series 2013, 3.00%, 05/09/23	1,300	1,342,494
Series 2013, 4.25%, 05/09/43	500	544,938
Series 2013, 3.30%, 09/30/49(a)	500	471,010
CNOOC Finance ULC
Series 2014, 4.25%, 04/30/24(a)	1,750	1,889,598
Series 2014, 4.88%, 04/30/44	500	593,531
CNOOC Finance USA LLC
Series 2015, 3.50%, 05/05/25	500	531,969
Series 2015, 4.38%, 05/02/28	2,000	2,242,200
CNOOC Petroleum North America ULC 7.88%, 03/15/32	900	1,274,513
6.40%, 05/15/37	400	530,614
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	277,493
ConocoPhillips 3.75%, 10/01/27(c)	1,000	1,116,839
2.40%, 02/15/31(c)	200	203,384
6.50%, 02/01/39(a)	1,400	2,041,467
4.88%, 10/01/47(c)	500	650,411
4.85%, 08/15/48(c)	1,000	1,308,167
ConocoPhillips Co. 4.95%, 03/15/26	1,000	1,149,780
6.95%, 04/15/29	850	1,135,560
4.30%, 11/15/44	1,000	1,188,719
5.95%, 03/15/46	750	1,105,612
Devon Energy Corp. 5.85%, 12/15/25	250	289,264
5.88%, 06/15/28(c)	650	716,479
4.50%, 01/15/30(c)	650	708,427
5.60%, 07/15/41	500	623,026
4.75%, 05/15/42	1,350	1,540,708
5.00%, 06/15/45	500	586,184
Diamondback Energy, Inc. 2.88%, 12/01/24	1,000	1,050,001
4.75%, 05/31/25	115	128,458
3.50%, 12/01/29	1,000	1,069,437
3.13%, 03/24/31	185	192,098
4.40%, 03/24/51	1,080	1,225,026
Enable Midstream Partners LP 4.95%, 05/15/28	1,000	1,123,325
5.00%, 05/15/44	500	547,987
Enbridge Energy Partners LP 5.88%, 10/15/25	1,500	1,748,429

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP (continued) 7.38%, 10/15/45	$800	$1,261,526
Enbridge, Inc. 4.00%, 10/01/23	1,000	1,059,087
3.50%, 06/10/24	65	69,294
2.50%, 01/15/25	250	260,400
1.60%, 10/04/26	460	461,609
4.25%, 12/01/26	1,000	1,124,273
3.70%, 07/15/27(a)	1,000	1,099,106
3.13%, 11/15/29(a)	750	799,930
2.50%, 08/01/33(a)	1,000	1,003,874
4.50%, 06/10/44	250	291,144
4.00%, 11/15/49(a)	550	615,505
3.40%, 08/01/51(a)	320	322,386
Energy Transfer LP 3.60%, 02/01/23	150	154,652
4.25%, 03/15/23	1,000	1,042,494
5.88%, 01/15/24	1,000	1,099,023
4.90%, 02/01/24	250	269,536
4.25%, 04/01/24	400	428,160
4.05%, 03/15/25	1,000	1,078,732
2.90%, 05/15/25(a)	120	125,783
4.75%, 01/15/26	1,000	1,117,639
4.20%, 04/15/27	1,000	1,105,814
4.00%, 10/01/27	1,750	1,930,708
5.25%, 04/15/29	1,500	1,758,255
3.75%, 05/15/30	400	432,224
4.90%, 03/15/35	250	286,584
6.50%, 02/01/42	500	649,611
4.95%, 01/15/43	250	273,064
5.15%, 02/01/43	500	559,079
5.95%, 10/01/43	150	182,920
5.30%, 04/01/44	100	115,860
5.15%, 03/15/45	1,000	1,144,611
5.35%, 05/15/45	250	291,562
6.13%, 12/15/45	1,250	1,590,507
5.30%, 04/15/47	750	878,616
5.40%, 10/01/47	1,000	1,191,615
6.00%, 06/15/48	1,000	1,268,948
6.25%, 04/15/49	1,500	1,971,016
5.00%, 05/15/50	1,070	1,234,485
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.00%, 10/01/22	1,000	1,031,616
4.50%, 11/01/23	1,000	1,064,046
Enterprise Products Operating LLC 3.90%, 02/15/24	125	133,401
3.75%, 02/15/25	1,790	1,941,888
3.70%, 02/15/26(a)	1,960	2,151,353
3.95%, 02/15/27	2,000	2,225,979
4.15%, 10/16/28	1,000	1,137,657
3.13%, 07/31/29	1,155	1,240,454
2.80%, 01/31/30	860	898,539
5.95%, 02/01/41	150	203,434
4.45%, 02/15/43	825	950,110
4.85%, 03/15/44	700	841,735
5.10%, 02/15/45	250	311,065
4.90%, 05/15/46	1,100	1,349,983
4.25%, 02/15/48	1,000	1,132,663
4.80%, 02/01/49(a)	1,000	1,224,193
4.20%, 01/31/50(a)	1,120	1,261,726

36

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued) 3.70%, 01/31/51	$800	$846,236
3.20%, 02/15/52	1,700	1,645,051
3.30%, 02/15/53	1,185	1,155,662
3.95%, 01/31/60	545	589,858
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)	1,000	1,040,900
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	750	784,716
EOG Resources, Inc. 3.15%, 04/01/25(a)	80	85,465
4.38%, 04/15/30(a)	1,000	1,167,489
5.10%, 01/15/36	250	307,267
4.95%, 04/15/50(a)	500	661,976
Equinor ASA 2.65%, 01/15/24(a)	1,500	1,568,173
3.70%, 03/01/24(a)	250	268,398
3.25%, 11/10/24	500	537,322
2.88%, 04/06/25	2,000	2,123,474
3.13%, 04/06/30(a)	1,000	1,087,996
2.38%, 05/22/30	1,000	1,028,674
3.63%, 04/06/40	1,000	1,117,287
5.10%, 08/17/40	1,100	1,456,968
4.25%, 11/23/41(a)	300	362,085
3.25%, 11/18/49	750	794,725
3.70%, 04/06/50(a)	1,000	1,150,658
Exxon Mobil Corp. 2.73%, 03/01/23	1,000	1,030,252
1.57%, 04/15/23	1,000	1,019,363
3.18%, 03/15/24	250	264,732
2.02%, 08/16/24(a)	500	520,256
2.71%, 03/06/25	1,250	1,321,607
2.99%, 03/19/25	2,000	2,133,620
3.04%, 03/01/26	620	669,154
2.28%, 08/16/26(a)	500	525,603
3.29%, 03/19/27	800	878,368
2.44%, 08/16/29(a)	500	521,468
3.48%, 03/19/30(a)	1,100	1,223,738
2.61%, 10/15/30(a)	800	837,459
3.00%, 08/16/39	500	516,957
4.23%, 03/19/40	1,200	1,424,590
4.11%, 03/01/46	1,000	1,166,099
3.10%, 08/16/49	1,500	1,517,516
4.33%, 03/19/50	1,651	2,022,313
3.45%, 04/15/51(a)	3,549	3,774,106
Hess Corp. 4.30%, 04/01/27(a)	1,500	1,665,990
5.60%, 02/15/41(a)	550	687,198
5.80%, 04/01/47	1,000	1,302,310
HollyFrontier Corp., 5.88%, 04/01/26(a)	500	573,950
Kinder Morgan Energy Partners LP 3.45%, 02/15/23	500	517,101
4.15%, 02/01/24	1,000	1,069,561
4.30%, 05/01/24	500	539,162
4.25%, 09/01/24	155	168,617
5.80%, 03/15/35	1,000	1,284,648
6.50%, 02/01/37	100	135,356
6.95%, 01/15/38	1,250	1,771,564
6.38%, 03/01/41	500	684,879
5.00%, 08/15/42	75	88,344
5.00%, 03/01/43	250	295,340

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued) 5.50%, 03/01/44.	$750	$932,823
5.40%, 09/01/44	250	310,163
Kinder Morgan, Inc. 3.15%, 01/15/23	1,500	1,549,058
4.30%, 06/01/25(a)	410	452,801
4.30%, 03/01/28	1,500	1,700,203
2.00%, 02/15/31(a)	900	867,461
7.75%, 01/15/32	1,000	1,434,691
5.30%, 12/01/34	250	308,542
5.55%, 06/01/45	1,250	1,592,239
5.05%, 02/15/46	750	906,888
5.20%, 03/01/48	1,250	1,560,293
3.25%, 08/01/50	900	867,496
Magellan Midstream Partners LP 3.20%, 03/15/25	500	524,466
3.25%, 06/01/30(a)	300	320,685
4.25%, 09/15/46	250	277,178
4.85%, 02/01/49	750	899,357
3.95%, 03/01/50	315	334,533
Marathon Oil Corp. 4.40%, 07/15/27(a)	1,000	1,123,280
6.80%, 03/15/32	1,000	1,306,622
6.60%, 10/01/37	250	330,719
5.20%, 06/01/45	250	298,077
Marathon Petroleum Corp. 4.50%, 05/01/23	1,000	1,056,836
3.63%, 09/15/24	115	123,401
4.70%, 05/01/25	1,000	1,116,246
3.80%, 04/01/28	1,000	1,095,920
4.75%, 09/15/44	250	292,400
5.85%, 12/15/45	250	320,738
4.50%, 04/01/48	1,000	1,132,110
MPLX LP 3.50%, 12/01/22	1,000	1,031,622
3.38%, 03/15/23	2,000	2,076,774
4.50%, 07/15/23	250	264,663
4.88%, 12/01/24	250	276,912
4.88%, 06/01/25	250	279,381
1.75%, 03/01/26	725	729,464
4.13%, 03/01/27(a)	1,000	1,116,567
4.25%, 12/01/27	2,000	2,247,215
4.00%, 03/15/28	1,000	1,104,285
2.65%, 08/15/30	880	883,021
4.50%, 04/15/38	750	837,253
5.20%, 03/01/47(a)	1,000	1,212,892
5.20%, 12/01/47	500	607,064
4.70%, 04/15/48(a)	1,750	2,020,499
5.50%, 02/15/49	700	887,310
ONEOK Partners LP 3.38%, 10/01/22	500	510,447
4.90%, 03/15/25	250	277,230
6.13%, 02/01/41	300	385,656
ONEOK, Inc. 7.50%, 09/01/23	2,000	2,225,646
2.75%, 09/01/24	430	450,704
5.85%, 01/15/26(a)	1,000	1,173,359
4.55%, 07/15/28	500	567,368
4.35%, 03/15/29(a)	1,000	1,128,403
3.40%, 09/01/29(a)	1,000	1,066,478
3.10%, 03/15/30	1,000	1,043,810

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued) 6.35%, 01/15/31	$1,000	$1,280,190
4.95%, 07/13/47	1,000	1,182,119
4.45%, 09/01/49	1,000	1,117,738
4.50%, 03/15/50(a)	500	554,378
Phillips 66 3.85%, 04/09/25(a)	1,000	1,089,820
2.15%, 12/15/30(a)	1,000	975,602
4.65%, 11/15/34	1,355	1,615,562
5.88%, 05/01/42(a)	100	137,386
4.88%, 11/15/44(a)	1,250	1,576,977
Phillips 66 Partners LP 2.45%, 12/15/24	255	264,555
3.55%, 10/01/26	500	538,729
3.15%, 12/15/29(a)	370	386,710
4.90%, 10/01/46	500	593,538
Phillips Edison Grocery Co., 2.63%, 11/15/31	900	889,875
Pioneer Natural Resources Co., 1.90%, 08/15/30(a)	1,200	1,148,154
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23	250	255,544
3.60%, 11/01/24	750	800,468
4.50%, 12/15/26	500	559,037
3.55%, 12/15/29	1,000	1,052,068
3.80%, 09/15/30	1,000	1,067,594
5.15%, 06/01/42	50	56,135
4.70%, 06/15/44	750	804,900
4.90%, 02/15/45	1,000	1,077,687
Sabine Pass Liquefaction LLC 5.63%, 04/15/23	500	531,357
5.75%, 05/15/24	1,000	1,113,709
5.63%, 03/01/25	1,000	1,134,946
5.88%, 06/30/26	1,000	1,176,897
5.00%, 03/15/27	1,000	1,149,611
4.20%, 03/15/28(a)	1,000	1,116,497
4.50%, 05/15/30	2,000	2,305,220
Shell International Finance BV 2.25%, 01/06/23	1,000	1,024,982
3.40%, 08/12/23	2,000	2,113,060
2.00%, 11/07/24	1,000	1,039,356
2.38%, 04/06/25	2,000	2,091,400
3.25%, 05/11/25	1,250	1,350,258
2.88%, 05/10/26(a)	1,500	1,616,335
2.50%, 09/12/26(a)	1,000	1,060,630
3.88%, 11/13/28(a)	1,000	1,137,373
2.38%, 11/07/29(a)	1,000	1,038,774
4.13%, 05/11/35	750	884,686
6.38%, 12/15/38	300	442,749
5.50%, 03/25/40(a)	300	414,332
4.55%, 08/12/43(a)	700	877,110
4.38%, 05/11/45(a)	2,500	3,068,895
4.00%, 05/10/46	1,250	1,471,109
3.75%, 09/12/46	900	1,024,232
3.13%, 11/07/49	940	972,715
3.25%, 04/06/50(a)	3,000	3,191,286
Spectra Energy Partners LP 4.75%, 03/15/24	250	271,670
3.50%, 03/15/25	250	268,156
3.38%, 10/15/26	1,000	1,083,538

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP (continued) 4.50%, 03/15/45	$500	$586,748
Suncor Energy, Inc. 2.80%, 05/15/23.	1,200	1,241,907
6.50%, 06/15/38	500	694,659
6.85%, 06/01/39	250	360,295
4.00%, 11/15/47	1,500	1,666,225
3.75%, 03/04/51(a)	1,000	1,071,584
TC PipeLines LP 4.38%, 03/13/25	250	272,129
3.90%, 05/25/27	105	116,490
Total Capital Canada Ltd., 2.75%, 07/15/23	1,150	1,199,773
Total Capital International SA 2.70%, 01/25/23	500	515,695
3.75%, 04/10/24	1,000	1,077,990
3.46%, 02/19/29(a)	3,000	3,317,208
3.46%, 07/12/49	500	535,284
3.13%, 05/29/50(a)	1,000	1,005,486
3.39%, 06/29/60	1,000	1,049,067
TransCanada PipeLines Ltd. 3.75%, 10/16/23	500	527,575
4.88%, 01/15/26(a)	850	972,442
4.25%, 05/15/28(a)	750	853,846
4.10%, 04/15/30(a)	1,500	1,701,643
4.63%, 03/01/34	1,250	1,472,414
5.60%, 03/31/34	500	629,551
6.20%, 10/15/37	200	272,856
4.75%, 05/15/38	1,250	1,487,827
7.25%, 08/15/38	250	372,230
7.63%, 01/15/39	250	386,765
5.00%, 10/16/43	650	802,589
4.88%, 05/15/48(a)	750	946,175
5.10%, 03/15/49	750	980,058
Transcontinental Gas Pipe Line Co. LLC 7.85%, 02/01/26	250	311,700
4.00%, 03/15/28	750	838,265
4.45%, 08/01/42	250	292,370
3.95%, 05/15/50	500	560,669
Valero Energy Corp. 3.65%, 03/15/25	1,500	1,622,826
2.85%, 04/15/25	2,000	2,106,325
3.40%, 09/15/26	750	806,913
2.15%, 09/15/27(a)	2,000	2,014,020
4.35%, 06/01/28(a)	2,000	2,251,196
4.00%, 04/01/29(a)	1,000	1,099,386
6.63%, 06/15/37	300	405,120
4.90%, 03/15/45(a)	500	601,392
Valero Energy Partners LP, 4.50%, 03/15/28	500	564,449
Williams Cos., Inc. 3.70%, 01/15/23	3,000	3,098,424
4.30%, 03/04/24	250	268,392
4.55%, 06/24/24	2,000	2,181,907
3.90%, 01/15/25	250	270,117
4.00%, 09/15/25	250	273,967
3.75%, 06/15/27	750	825,867
3.50%, 11/15/30(a)	1,000	1,086,360
2.60%, 03/15/31(a)	1,000	1,013,499
6.30%, 04/15/40	250	340,781
5.75%, 06/24/44	1,000	1,317,144
4.90%, 01/15/45	500	598,408

38

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued) 5.10%, 09/15/45	$900	$1,114,273
4.85%, 03/01/48	500	611,302
Williams Partners LP, 5.40%, 03/04/44	1,000	1,258,647

		346,918,039

Personal Products — 0.1%
Colgate-Palmolive Co. 3.25%, 03/15/24(a)	250	267,066
3.70%, 08/01/47	750	901,632
Estee Lauder Cos., Inc. 2.00%, 12/01/24	325	337,989
3.15%, 03/15/27	1,000	1,089,983
2.38%, 12/01/29(a)	130	135,015
2.60%, 04/15/30	500	524,370
1.95%, 03/15/31	1,500	1,496,232
4.15%, 03/15/47	500	620,620
3.13%, 12/01/49(a)	685	739,824
Procter & Gamble Co. 3.10%, 08/15/23	500	526,432
0.55%, 10/29/25(a)	1,265	1,247,307
1.00%, 04/23/26(a)	565	565,807
2.85%, 08/11/27(a)	500	541,609
3.00%, 03/25/30	1,000	1,094,350
1.20%, 10/29/30	1,600	1,522,081
1.95%, 04/23/31(a)	1,000	1,014,353
3.55%, 03/25/40(a)	250	292,909
3.60%, 03/25/50	1,000	1,218,093
Unilever Capital Corp. 3.13%, 03/22/23(a)	2,000	2,078,393
0.38%, 09/14/23	2,000	2,002,491
3.10%, 07/30/25	250	269,555
2.00%, 07/28/26	750	778,422
2.90%, 05/05/27(a)	750	808,104
2.13%, 09/06/29(a)	1,000	1,022,113
1.38%, 09/14/30	805	769,419
1.75%, 08/12/31	1,000	974,784
2.63%, 08/12/51	1,000	963,973

		23,802,926

Pharmaceuticals — 1.5%
AbbVie, Inc. 3.25%, 10/01/22	3,150	3,219,156
2.90%, 11/06/22	1,250	1,283,787
2.30%, 11/21/22	4,400	4,490,702
2.85%, 05/14/23	1,500	1,551,812
3.75%, 11/14/23	3,000	3,196,149
2.60%, 11/21/24(a)	1,850	1,944,775
3.80%, 03/15/25	1,750	1,900,242
3.60%, 05/14/25	1,500	1,622,623
3.20%, 05/14/26	1,435	1,548,218
2.95%, 11/21/26	2,000	2,142,292
3.20%, 11/21/29	2,850	3,070,907
4.55%, 03/15/35	630	754,999
4.50%, 05/14/35	1,450	1,733,272
4.30%, 05/14/36	200	234,525
4.05%, 11/21/39(a)	2,395	2,752,355
4.40%, 11/06/42	1,400	1,672,415
4.85%, 06/15/44	1,250	1,572,647
4.75%, 03/15/45	668	834,173
4.70%, 05/14/45	2,500	3,084,294

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued) 4.45%, 05/14/46	$1,250	$1,506,302
4.88%, 11/14/48	1,000	1,282,803
4.25%, 11/21/49	4,195	4,968,780
Astrazeneca Finance LLC 1.20%, 05/28/26	1,000	1,000,252
1.75%, 05/28/28	870	875,060
2.25%, 05/28/31(a)	230	233,614
AstraZeneca PLC 3.50%, 08/17/23	500	528,372
3.38%, 11/16/25	2,700	2,945,919
0.70%, 04/08/26	1,100	1,076,909
3.13%, 06/12/27(a)	500	544,476
4.00%, 01/17/29	1,500	1,713,780
1.38%, 08/06/30(a)	1,100	1,046,783
6.45%, 09/15/37	600	889,019
4.38%, 11/16/45	950	1,204,128
4.38%, 08/17/48	900	1,142,372
2.13%, 08/06/50(a)	1,385	1,194,474
3.00%, 05/28/51(a)	1,350	1,392,490
Bristol-Myers Squibb Co. 2.75%, 02/15/23	2,000	2,062,698
3.25%, 02/20/23	1,000	1,037,972
0.54%, 11/13/23	3,000	3,000,549
3.88%, 08/15/25	236	260,247
3.20%, 06/15/26(a)	4,000	4,361,016
3.45%, 11/15/27	1,000	1,111,688
3.90%, 02/20/28	1,000	1,130,566
3.40%, 07/26/29	2,800	3,103,326
1.45%, 11/13/30(a)	750	719,117
4.13%, 06/15/39(a)	500	600,499
4.50%, 03/01/44(a)	250	313,793
5.00%, 08/15/45	1,328	1,785,361
4.35%, 11/15/47	800	1,003,730
4.55%, 02/20/48	1,000	1,282,774
4.25%, 10/26/49	4,100	5,085,540
2.55%, 11/13/50(a)	1,000	938,953
Cigna Corp. 3.05%, 11/30/22(a)	3,000	3,085,161
3.00%, 07/15/23	1,000	1,042,860
3.75%, 07/15/23	722	763,161
0.61%, 03/15/24	200	199,562
3.50%, 06/15/24	750	801,268
3.25%, 04/15/25	300	321,312
4.13%, 11/15/25	1,000	1,111,277
4.50%, 02/25/26	250	282,216
1.25%, 03/15/26(a)	500	498,936
3.40%, 03/01/27	750	819,569
3.05%, 10/15/27(a)	1,000	1,079,204
4.38%, 10/15/28	2,000	2,311,229
2.40%, 03/15/30	1,000	1,016,590
2.38%, 03/15/31	215	216,954
4.80%, 08/15/38	1,000	1,223,853
3.20%, 03/15/40	1,000	1,029,797
4.80%, 07/15/46	1,250	1,561,233
3.88%, 10/15/47	750	834,691
4.90%, 12/15/48	1,500	1,917,863
3.40%, 03/15/50	1,000	1,032,735
3.40%, 03/15/51(a)	1,250	1,284,910

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. 2.75%, 12/01/22	$2,000	$2,043,463
3.70%, 03/09/23	544	568,066
2.63%, 08/15/24(a)	1,225	1,286,299
4.10%, 03/25/25	181	198,577
3.88%, 07/20/25	943	1,032,406
2.88%, 06/01/26(a)	1,750	1,865,512
3.63%, 04/01/27(a)	175	192,728
1.30%, 08/21/27	1,500	1,476,546
4.30%, 03/25/28	1,670	1,904,894
3.25%, 08/15/29	2,000	2,149,680
3.75%, 04/01/30	1,745	1,938,613
1.75%, 08/21/30	2,065	1,979,334
1.88%, 02/28/31	1,235	1,193,108
2.13%, 09/15/31(a)	450	442,106
4.88%, 07/20/35	1,000	1,214,810
4.78%, 03/25/38	2,500	3,065,355
4.13%, 04/01/40	800	916,824
2.70%, 08/21/40	705	672,740
5.13%, 07/20/45	2,750	3,544,003
5.05%, 03/25/48	4,750	6,114,211
4.25%, 04/01/50	1,285	1,513,138
Eli Lilly & Co. 2.75%, 06/01/25	45	47,622
3.10%, 05/15/27	750	814,713
3.38%, 03/15/29(a)	1,000	1,108,352
3.70%, 03/01/45	1,000	1,140,950
2.25%, 05/15/50(a)	500	451,999
2.50%, 09/15/60	1,000	914,198
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	1,000	1,101,463
GlaxoSmithKline Capital, Inc. 2.80%, 03/18/23	1,500	1,554,741
3.38%, 05/15/23(a)	1,000	1,049,718
3.63%, 05/15/25	1,000	1,091,900
3.88%, 05/15/28	1,000	1,132,020
5.38%, 04/15/34	250	332,440
6.38%, 05/15/38	1,100	1,622,821
4.20%, 03/18/43	600	729,473
Johnson & Johnson 2.05%, 03/01/23(a)	750	767,394
0.55%, 09/01/25	3,000	2,974,172
2.45%, 03/01/26	2,370	2,523,414
2.90%, 01/15/28	1,000	1,084,147
4.38%, 12/05/33	250	307,535
3.55%, 03/01/36(a)	750	864,344
3.63%, 03/03/37	500	576,481
2.10%, 09/01/40(a)	1,500	1,410,320
4.50%, 09/01/40	100	127,960
4.50%, 12/05/43	750	974,329
3.70%, 03/01/46	500	587,142
3.75%, 03/03/47	1,750	2,081,169
3.50%, 01/15/48	1,250	1,451,461
2.45%, 09/01/60(a)	2,000	1,865,612
Mead Johnson Nutrition Co., 4.60%, 06/01/44(a)	250	320,042
Merck & Co., Inc. 2.75%, 02/10/25(a)	3,570	3,779,629
1.45%, 06/24/30	2,000	1,931,766
3.90%, 03/07/39	500	583,483
2.35%, 06/24/40	2,000	1,903,719
4.15%, 05/18/43	750	911,586
3.70%, 02/10/45	1,900	2,184,045

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co., Inc. (continued) 4.00%, 03/07/49(a)	$1,000	$1,203,302
2.45%, 06/24/50	1,000	931,348
Mylan, Inc. 4.20%, 11/29/23(a)	250	266,403
4.55%, 04/15/28	800	913,109
5.40%, 11/29/43	250	309,085
5.20%, 04/15/48	550	677,112
Novartis Capital Corp. 3.40%, 05/06/24	1,400	1,501,725
1.75%, 02/14/25	500	513,883
3.00%, 11/20/25	1,100	1,187,963
2.00%, 02/14/27	500	516,795
3.10%, 05/17/27(a)	2,500	2,720,422
2.20%, 08/14/30	1,000	1,025,274
4.40%, 05/06/44	1,250	1,593,670
4.00%, 11/20/45	250	301,777
2.75%, 08/14/50	1,250	1,257,942
Pfizer, Inc. 3.40%, 05/15/24	1,000	1,072,821
0.80%, 05/28/25	1,550	1,544,355
2.75%, 06/03/26	115	123,806
3.00%, 12/15/26(a)	750	819,906
3.60%, 09/15/28(a)	2,000	2,250,593
3.45%, 03/15/29(a)	800	890,311
2.63%, 04/01/30(a)	1,000	1,055,929
1.70%, 05/28/30(a)	825	813,582
1.75%, 08/18/31(a)	1,000	977,295
4.00%, 12/15/36	500	593,829
4.10%, 09/15/38	1,000	1,195,368
3.90%, 03/15/39	500	585,118
7.20%, 03/15/39(a)	2,250	3,605,914
2.55%, 05/28/40(a)	245	243,342
4.30%, 06/15/43	500	610,330
4.40%, 05/15/44	500	623,091
4.13%, 12/15/46	1,500	1,825,455
4.20%, 09/15/48	500	621,786
4.00%, 03/15/49(a)	1,000	1,209,854
2.70%, 05/28/50(a)	675	663,971
Sanofi, 3.63%, 06/19/28(a)	2,000	2,276,278
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23(a)	500	521,249
3.20%, 09/23/26	1,900	2,049,465
Takeda Pharmaceutical Co. Ltd. 4.40%, 11/26/23	1,000	1,077,597
5.00%, 11/26/28	1,000	1,194,710
2.05%, 03/31/30	1,055	1,038,452
3.03%, 07/09/40(a)	1,030	1,045,761
3.18%, 07/09/50(a)	1,115	1,129,916
3.38%, 07/09/60(a)	1,000	1,043,791
Utah Acquisition Sub, Inc. 3.95%, 06/15/26	250	275,400
5.25%, 06/15/46	500	611,583
Viatris, Inc.(c) 1.65%, 06/22/25	1,000	1,010,007
2.30%, 06/22/27	1,000	1,021,080
2.70%, 06/22/30(a)	2,000	2,021,798
3.85%, 06/22/40(a)	1,000	1,072,499
4.00%, 06/22/50	1,500	1,594,293
Wyeth LLC 6.50%, 02/01/34	500	715,103

40

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC (continued) 5.95%, 04/01/37(a)	$250	$351,879
Zoetis, Inc. 3.25%, 02/01/23	1,000	1,030,546
3.90%, 08/20/28(a)	1,000	1,123,715
2.00%, 05/15/30	400	396,293
4.70%, 02/01/43	400	508,923
3.95%, 09/12/47	500	581,186
4.45%, 08/20/48	250	314,109
3.00%, 05/15/50(a)	400	402,838

		250,656,596

Producer Durables: Miscellaneous — 0.4%
Oracle Corp. 2.50%, 10/15/22	3,250	3,323,627
2.63%, 02/15/23	2,000	2,059,623
2.40%, 09/15/23	4,000	4,138,424
3.40%, 07/08/24	2,000	2,135,462
2.95%, 11/15/24(a)	3,500	3,711,277
2.50%, 04/01/25	700	732,287
2.95%, 05/15/25	500	530,527
1.65%, 03/25/26	895	907,717
2.65%, 07/15/26(a)	745	785,105
2.80%, 04/01/27	1,500	1,589,070
3.25%, 11/15/27	750	813,785
2.30%, 03/25/28	1,385	1,416,122
2.95%, 04/01/30(a)	3,300	3,456,867
3.25%, 05/15/30(a)	950	1,016,556
2.88%, 03/25/31	1,560	1,605,236
4.30%, 07/08/34	250	283,800
3.90%, 05/15/35	500	550,428
3.85%, 07/15/36	750	814,826
3.80%, 11/15/37	750	809,347
6.13%, 07/08/39	500	676,829
3.60%, 04/01/40	1,850	1,918,470
5.38%, 07/15/40	400	503,986
3.65%, 03/25/41	1,670	1,727,179
4.50%, 07/08/44	500	574,622
4.13%, 05/15/45	2,250	2,422,777
4.00%, 07/15/46	2,250	2,383,598
4.00%, 11/15/47	1,500	1,601,809
3.60%, 04/01/50	4,600	4,605,512
3.95%, 03/25/51	2,630	2,773,648
4.38%, 05/15/55	1,250	1,402,330
3.85%, 04/01/60	2,100	2,133,929
4.10%, 03/25/61	615	654,745
salesforce.com, Inc. 3.25%, 04/11/23	2,500	2,606,826
1.50%, 07/15/28	60	59,700
1.95%, 07/15/31	320	318,482
2.70%, 07/15/41	85	84,748
2.90%, 07/15/51	1,385	1,381,525
3.05%, 07/15/61	50	50,582

		58,561,383

Real Estate — 0.0%
Prologis LP 2.13%, 04/15/27(a)	30	31,050
2.25%, 04/15/30	1,240	1,262,267
1.25%, 10/15/30(a)	365	341,839
4.38%, 09/15/48	600	758,343

Security	Par (000)	Value

Real Estate (continued)
Prologis LP (continued) 3.00%, 04/15/50	$95	$96,917
2.13%, 10/15/50(a)	715	610,498

		3,100,914

Real Estate Management & Development — 0.0%
CBRE Services, Inc. 4.88%, 03/01/26	250	285,103
2.50%, 04/01/31	1,800	1,812,780
Essential Properties LP, 2.95%, 07/15/31	1,000	1,005,223

		3,103,106

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 3.75%, 04/01/24(a)	50	53,543
3.65%, 09/01/25	750	822,846
7.00%, 12/15/25	250	309,240
3.25%, 06/15/27(a)	1,750	1,929,440
5.40%, 06/01/41	50	68,179
4.40%, 03/15/42(a)	150	182,356
4.38%, 09/01/42	250	307,590
4.45%, 03/15/43(a)	200	249,608
5.15%, 09/01/43(a)	250	337,703
4.90%, 04/01/44	500	654,006
4.55%, 09/01/44	250	315,496
4.15%, 04/01/45(a)	500	602,376
4.70%, 09/01/45	500	646,445
3.90%, 08/01/46	2,000	2,331,115
4.13%, 06/15/47	250	301,477
4.05%, 06/15/48	1,000	1,197,514
4.15%, 12/15/48	500	610,183
3.55%, 02/15/50(a)	1,125	1,261,612
3.05%, 02/15/51(a)	1,000	1,030,882
3.30%, 09/15/51	1,000	1,078,107
Canadian National Railway Co. 2.95%, 11/21/24	305	322,447
2.75%, 03/01/26(a)	560	595,463
3.50%, 11/15/42	100	105,402
3.65%, 02/03/48	1,500	1,694,949
2.45%, 05/01/50(a)	455	418,101
Canadian Pacific Railway Co. 4.45%, 03/15/23(a)	500	523,214
2.90%, 02/01/25(a)	1,000	1,056,036
2.05%, 03/05/30(a)	1,000	987,568
7.13%, 10/15/31	250	346,329
4.80%, 09/15/35	250	305,159
5.75%, 01/15/42	25	33,456
4.80%, 08/01/45(a)	1,110	1,398,091
6.13%, 09/15/2115	700	1,057,031
CSX Corp. 3.35%, 11/01/25(a)	250	270,499
3.25%, 06/01/27	2,000	2,179,258
3.80%, 03/01/28	2,500	2,794,432
2.40%, 02/15/30(a)	500	513,558
4.75%, 05/30/42	100	126,064
4.30%, 03/01/48(a)	750	909,744
4.50%, 03/15/49	1,000	1,242,703
3.35%, 09/15/49	215	226,093
3.80%, 04/15/50	550	624,022
3.95%, 05/01/50(a)	450	524,374
2.50%, 05/15/51	1,000	907,922

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
CSX Corp. (continued) 4.50%, 08/01/54	$250	$314,384
4.25%, 11/01/66	750	912,971
4.65%, 03/01/68	500	644,750
Kansas City Southern 3.13%, 06/01/26(a)	250	268,506
2.88%, 11/15/29	120	125,953
4.70%, 05/01/48	500	619,814
3.50%, 05/01/50(a)	1,000	1,051,399
4.20%, 11/15/69(a)	105	121,614
Norfolk Southern Corp. 3.85%, 01/15/24(a)	1,000	1,064,058
3.15%, 06/01/27(a)	880	954,989
2.55%, 11/01/29(a)	165	171,401
3.95%, 10/01/42	100	115,403
4.45%, 06/15/45(a)	250	306,272
3.94%, 11/01/47	225	256,401
4.15%, 02/28/48	250	295,516
4.10%, 05/15/49(a)	1,000	1,173,654
3.40%, 11/01/49	335	357,072
3.05%, 05/15/50	605	603,045
2.90%, 08/25/51	100	97,216
4.05%, 08/15/52	1,000	1,174,213
3.16%, 05/15/55	1,000	1,000,923
4.10%, 05/15/2121(a)	1,000	1,123,404
Union Pacific Corp. 3.65%, 02/15/24	1,000	1,062,629
3.25%, 08/15/25	250	268,969
2.75%, 03/01/26(a)	1,000	1,064,628
2.15%, 02/05/27(a)	160	165,738
3.95%, 09/10/28	1,000	1,133,180
3.70%, 03/01/29(a)	1,000	1,116,247
2.40%, 02/05/30	865	888,491
2.38%, 05/20/31	1,290	1,321,386
3.38%, 02/01/35	500	543,846
3.60%, 09/15/37	1,250	1,391,960
3.20%, 05/20/41	300	316,257
4.05%, 11/15/45(a)	250	291,190
4.05%, 03/01/46	140	162,150
4.50%, 09/10/48	500	632,109
3.25%, 02/05/50	1,100	1,154,668
3.80%, 10/01/51	250	288,740
2.95%, 03/10/52	345	342,967
3.95%, 08/15/59	780	911,727
3.84%, 03/20/60	1,450	1,663,570
3.55%, 05/20/61	180	194,694
3.80%, 04/06/71(c)	2,000	2,250,399

		63,370,136

Semiconductors & Semiconductor Equipment — 0.6%
Altera Corp., 4.10%, 11/15/23(a)	250	268,392
Analog Devices, Inc. 2.88%, 06/01/23	1,000	1,035,228
3.90%, 12/15/25	1,000	1,109,773
3.50%, 12/05/26	750	826,082
1.70%, 10/01/28(e)	30	30,064
2.10%, 10/01/31(e)	75	75,160
2.80%, 10/01/41(e)	50	50,006
2.95%, 10/01/51(e)	65	64,978
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/27	4,750	5,219,869

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd. (continued) 3.50%, 01/15/28	$500	$543,179
Broadcom, Inc. 3.15%, 11/15/25	356	380,487
3.46%, 09/15/26	2,000	2,160,939
1.95%, 02/15/28(c)	265	261,660
4.11%, 09/15/28(a)	1,000	1,112,632
4.75%, 04/15/29	1,000	1,148,450
5.00%, 04/15/30	1,000	1,167,763
4.15%, 11/15/30(a)	1,700	1,883,554
2.45%, 02/15/31(a)(c)	2,550	2,469,490
4.30%, 11/15/32(a)	1,200	1,344,760
2.60%, 02/15/33(a)(c)	600	576,353
3.42%, 04/15/33(c)	1,174	1,215,292
3.47%, 04/15/34(c)	3,250	3,346,645
3.50%, 02/15/41(c)	2,045	2,020,634
3.75%, 02/15/51(a)(c)	1,310	1,307,248
Flex Ltd. 4.88%, 06/15/29	500	573,688
4.88%, 05/12/30(a)	1,995	2,304,599
Honeywell International, Inc. 2.30%, 08/15/24(a)	1,000	1,047,781
1.35%, 06/01/25	1,355	1,377,179
1.10%, 03/01/27	1,000	992,276
2.70%, 08/15/29	1,500	1,592,907
1.95%, 06/01/30(a)	1,000	1,001,168
1.75%, 09/01/31	1,000	974,530
3.81%, 11/21/47	500	590,878
2.80%, 06/01/50(a)	435	440,302
Intel Corp. 2.70%, 12/15/22	2,500	2,572,438
2.88%, 05/11/24(a)	1,000	1,057,303
3.40%, 03/25/25	2,400	2,593,644
3.70%, 07/29/25	1,000	1,094,490
3.75%, 03/25/27(a)	800	897,840
1.60%, 08/12/28	360	358,710
2.45%, 11/15/29	1,000	1,042,969
2.00%, 08/12/31	500	497,274
2.80%, 08/12/41	120	119,628
4.10%, 05/19/46(a)	2,500	2,928,426
4.10%, 05/11/47(a)	250	295,110
3.73%, 12/08/47(a)	1,399	1,560,695
4.75%, 03/25/50(a)	2,600	3,397,406
3.05%, 08/12/51(a)	2,065	2,051,391
3.10%, 02/15/60	500	491,927
4.95%, 03/25/60	1,000	1,401,558
3.20%, 08/12/61	120	120,640
Jabil, Inc. 1.70%, 04/15/26	840	844,404
3.00%, 01/15/31	1,350	1,384,406
Marvell Technology, Inc.(c) 1.65%, 04/15/26	890	891,359
2.45%, 04/15/28	1,000	1,018,770
2.95%, 04/15/31	475	488,252
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	103,426
Microchip Technology, Inc., 4.33%, 06/01/23(a)	2,000	2,113,831
Micron Technology, Inc. 2.50%, 04/24/23	2,000	2,058,560
4.64%, 02/06/24	300	325,374

42

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (continued) 4.98%, 02/06/26	$250	$285,870
5.33%, 02/06/29(a)	250	297,288
4.66%, 02/15/30	750	865,688
NVIDIA Corp. 3.20%, 09/16/26(a)	1,000	1,094,564
1.55%, 06/15/28	725	722,043
2.85%, 04/01/30	1,660	1,778,853
2.00%, 06/15/31	700	696,299
3.50%, 04/01/40	710	787,361
3.50%, 04/01/50	2,405	2,694,642
3.70%, 04/01/60	145	168,829
NXP BV/NXP Funding LLC/NXP USA, Inc.(c) 2.70%, 05/01/25	85	88,628
3.88%, 06/18/26	320	351,904
4.30%, 06/18/29	1,000	1,132,375
3.40%, 05/01/30	1,165	1,260,603
2.50%, 05/11/31	1,860	1,877,312
3.25%, 05/11/41	1,435	1,472,041
Qorvo, Inc., 4.38%, 10/15/29	550	599,500
QUALCOMM, Inc. 3.25%, 05/20/27(a)	500	548,450
1.30%, 05/20/28	2,250	2,203,330
2.15%, 05/20/30(a)	605	614,208
1.65%, 05/20/32	828	788,583
4.65%, 05/20/35	250	311,338
4.80%, 05/20/45	750	985,805
4.30%, 05/20/47	1,500	1,861,629
3.25%, 05/20/50(a)	800	856,656
Skyworks Solutions, Inc. 1.80%, 06/01/26	165	167,186
3.00%, 06/01/31	190	194,244
Texas Instruments, Inc. 1.13%, 09/15/26	85	84,927
2.25%, 09/04/29	680	705,939
1.90%, 09/15/31	565	560,925
3.88%, 03/15/39	1,000	1,179,518
4.15%, 05/15/48	1,000	1,240,329
2.70%, 09/15/51	720	708,334
Xilinx, Inc., 2.38%, 06/01/30(a)	1,400	1,428,366

		102,837,344

Software — 0.3%
Activision Blizzard, Inc. 3.40%, 06/15/27(a)	1,000	1,093,064
1.35%, 09/15/30(a)	130	120,484
2.50%, 09/15/50	800	692,688
Autodesk, Inc. 3.50%, 06/15/27	2,000	2,191,833
2.85%, 01/15/30	100	104,272
Electronic Arts, Inc. 1.85%, 02/15/31	285	275,616
2.95%, 02/15/51(a)	390	374,580
Intuit, Inc. 0.65%, 07/15/23	655	657,782
0.95%, 07/15/25(a)	755	754,127
1.35%, 07/15/27	825	820,717
1.65%, 07/15/30	985	959,786
Microsoft Corp. 2.65%, 11/03/22	500	510,871
2.00%, 08/08/23(a)	2,000	2,059,100

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued) 3.63%, 12/15/23(a)	$1,000	$1,063,954
2.88%, 02/06/24(a)	865	910,335
3.13%, 11/03/25(a)	4,500	4,878,528
2.40%, 08/08/26	2,235	2,374,197
3.30%, 02/06/27	4,500	4,977,073
3.50%, 02/12/35(a)	1,165	1,341,461
3.45%, 08/08/36	596	682,018
2.53%, 06/01/50(a)	4,714	4,536,078
2.92%, 03/17/52	3,190	3,297,814
4.50%, 02/06/57(a)	2,000	2,757,616
2.68%, 06/01/60	3,737	3,622,876
3.04%, 03/17/62	1,707	1,803,153
Roper Technologies, Inc. 3.13%, 11/15/22	150	153,574
3.65%, 09/15/23	250	264,850
2.35%, 09/15/24(a)	240	251,287
1.00%, 09/15/25	620	616,688
3.80%, 12/15/26	250	277,700
1.40%, 09/15/27	370	365,389
2.95%, 09/15/29(a)	435	461,413
2.00%, 06/30/30(a)	380	372,054
1.75%, 02/15/31	490	467,256
ServiceNow, Inc., 1.40%, 09/01/30(a)	810	759,716
VMware, Inc. 0.60%, 08/15/23	3,000	3,003,786
4.70%, 05/15/30	1,000	1,178,846

		51,032,582

Specialty Retail — 0.0%
AutoZone, Inc. 3.13%, 07/15/23	250	260,389
3.25%, 04/15/25	165	176,306
3.75%, 04/18/29	1,000	1,110,700
Best Buy Co., Inc., 1.95%, 10/01/30	1,250	1,217,128
Ross Stores, Inc. 4.60%, 04/15/25	500	558,127
1.88%, 04/15/31	1,000	964,955

		4,287,605

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc. 1.70%, 02/01/23	160	162,979
1.90%, 02/01/25	160	165,231
3.25%, 02/01/25	70	75,137
2.15%, 02/01/27	1,275	1,335,882
2.30%, 02/01/30(a)	1,200	1,241,222
Apple, Inc. 2.40%, 01/13/23	1,000	1,025,892
2.85%, 02/23/23(a)	250	257,837
2.40%, 05/03/23	4,000	4,129,509
0.75%, 05/11/23	3,350	3,374,438
3.45%, 05/06/24	1,000	1,074,373
2.85%, 05/11/24	2,000	2,110,460
1.80%, 09/11/24	1,635	1,692,078
2.75%, 01/13/25(a)	1,000	1,059,123
2.50%, 02/09/25	140	147,200
1.13%, 05/11/25	650	654,716
3.20%, 05/13/25	750	809,788
0.55%, 08/20/25	2,800	2,757,652
0.70%, 02/08/26(a)	500	494,836
3.25%, 02/23/26	1,910	2,077,731

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued) 2.45%, 08/04/26	$1,410	$1,491,953
3.35%, 02/09/27(a)	2,000	2,205,398
3.20%, 05/11/27	1,500	1,644,559
2.90%, 09/12/27	1,000	1,084,352
3.00%, 11/13/27	1,000	1,087,434
1.40%, 08/05/28	200	196,780
2.20%, 09/11/29	1,235	1,271,645
1.65%, 05/11/30	1,400	1,373,441
1.25%, 08/20/30	2,800	2,652,360
1.65%, 02/08/31	500	486,635
1.70%, 08/05/31	200	194,626
4.50%, 02/23/36	250	313,299
3.85%, 05/04/43	1,750	2,044,597
4.45%, 05/06/44	250	317,864
3.45%, 02/09/45	1,350	1,494,849
4.38%, 05/13/45(a)	500	629,928
4.65%, 02/23/46	1,980	2,576,782
3.85%, 08/04/46	750	876,986
4.25%, 02/09/47	250	310,287
3.75%, 11/13/47	1,250	1,446,983
2.95%, 09/11/49	1,250	1,271,240
2.65%, 05/11/50	1,200	1,153,688
2.40%, 08/20/50	2,800	2,567,580
2.65%, 02/08/51(a)	2,250	2,152,377
2.70%, 08/05/51	2,190	2,111,720
2.55%, 08/20/60	1,600	1,458,516
2.80%, 02/08/61	2,500	2,387,711
2.85%, 08/05/61	200	192,980
Dell International LLC/EMC Corp. 5.45%, 06/15/23(a)	3,000	3,217,592
4.00%, 07/15/24	1,000	1,081,798
5.85%, 07/15/25(a)	600	698,045
6.02%, 06/15/26	3,090	3,675,641
4.90%, 10/01/26	1,000	1,151,960
5.30%, 10/01/29	1,250	1,511,021
6.20%, 07/15/30	1,500	1,918,907
8.10%, 07/15/36	500	758,185
8.35%, 07/15/46	1,350	2,189,506
Fortinet, Inc. 1.00%, 03/15/26	760	748,723
2.20%, 03/15/31	885	877,037
Hewlett Packard Enterprise Co. 4.40%, 10/15/22	1,500	1,550,819
2.25%, 04/01/23	1,000	1,024,616
1.45%, 04/01/24	1,000	1,016,047
4.90%, 10/15/25(a)	1,250	1,414,724
6.20%, 10/15/35(a)	500	661,973
6.35%, 10/15/45	750	1,007,004
HP, Inc. 2.20%, 06/17/25	500	515,985
1.45%, 06/17/26(c)	755	750,951
3.40%, 06/17/30(a)	500	531,928
2.65%, 06/17/31(c)	1,000	990,095
6.00%, 09/15/41(a)	650	839,176
NetApp, Inc., 1.88%, 06/22/25	675	691,469

		90,465,856

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc. 2.75%, 03/27/27	2,000	2,147,304

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued) 2.85%, 03/27/30	$1,000	$1,075,320
3.25%, 03/27/40	1,000	1,094,493
3.88%, 11/01/45	500	593,375
3.38%, 11/01/46	1,500	1,661,014
VF Corp., 2.95%, 04/23/30(a)	500	526,313

		7,097,819

Tobacco — 0.3%
Altria Group, Inc. 4.00%, 01/31/24	1,000	1,076,714
2.35%, 05/06/25	240	248,842
2.63%, 09/16/26	2,000	2,096,663
4.80%, 02/14/29	552	634,351
3.40%, 05/06/30(a)	435	460,313
2.45%, 02/04/32	1,215	1,164,249
5.80%, 02/14/39	1,000	1,229,682
3.40%, 02/04/41	1,000	947,039
4.50%, 05/02/43(a)	400	424,517
5.38%, 01/31/44	1,320	1,553,937
3.88%, 09/16/46	1,250	1,217,462
5.95%, 02/14/49(a)	1,500	1,899,705
4.45%, 05/06/50	655	688,304
3.70%, 02/04/51	1,400	1,318,160
4.00%, 02/04/61	700	670,430
BAT Capital Corp. 3.22%, 08/15/24	1,250	1,325,132
2.79%, 09/06/24	2,000	2,103,308
3.22%, 09/06/26(a)	1,000	1,066,149
4.70%, 04/02/27	500	564,836
3.56%, 08/15/27	2,500	2,693,585
2.26%, 03/25/28(a)	600	595,514
3.46%, 09/06/29(a)	500	526,400
4.91%, 04/02/30	600	687,006
2.73%, 03/25/31(a)	2,800	2,757,344
4.39%, 08/15/37(a)	2,250	2,416,575
3.73%, 09/25/40	200	192,956
4.54%, 08/15/47	1,350	1,398,540
4.76%, 09/06/49	750	810,748
5.28%, 04/02/50	250	287,217
3.98%, 09/25/50	600	577,163
BAT International Finance PLC, 1.67%, 03/25/26(a)	250	250,139
Philip Morris International, Inc. 2.63%, 03/06/23(a)	250	257,835
2.13%, 05/10/23	1,000	1,025,100
3.25%, 11/10/24	1,000	1,074,191
3.38%, 08/11/25(a)	750	810,462
2.75%, 02/25/26	415	440,305
3.13%, 08/17/27(a)	1,000	1,084,569
2.10%, 05/01/30	2,000	1,987,324
1.75%, 11/01/30(a)	2,000	1,926,226
6.38%, 05/16/38	1,750	2,454,547
4.38%, 11/15/41	1,000	1,156,242
4.50%, 03/20/42	50	58,899
3.88%, 08/21/42	350	379,731
4.13%, 03/04/43	450	502,601
4.88%, 11/15/43(a)	250	306,517
4.25%, 11/10/44(a)	365	417,434
Reynolds American, Inc. 4.45%, 06/12/25	1,000	1,102,421

44

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Reynolds American, Inc. (continued) 5.70%, 08/15/35	$325	$388,983
6.15%, 09/15/43	150	184,999
5.85%, 08/15/45	1,250	1,499,821

		50,941,187

Transportation Infrastructure — 0.2%
FedEx Corp. 3.25%, 04/01/26(a)	545	591,540
3.10%, 08/05/29	1,000	1,068,989
4.25%, 05/15/30	2,000	2,295,616
2.40%, 05/15/31(a)	625	630,406
3.90%, 02/01/35	190	214,564
3.25%, 05/15/41	855	871,145
3.88%, 08/01/42	50	54,755
4.75%, 11/15/45	660	804,556
4.55%, 04/01/46	750	886,496
4.40%, 01/15/47	500	585,308
4.05%, 02/15/48	1,000	1,118,696
4.95%, 10/17/48	1,000	1,266,706
5.25%, 05/15/50(a)	1,000	1,320,523
Ryder System, Inc. 3.40%, 03/01/23	500	519,350
3.88%, 12/01/23(a)	2,000	2,135,506
2.50%, 09/01/24	285	297,873
2.90%, 12/01/26	1,160	1,235,810
United Parcel Service, Inc. 2.45%, 10/01/22	500	510,882
2.50%, 04/01/23(a)	2,000	2,062,918
3.90%, 04/01/25(a)	1,000	1,095,012
2.40%, 11/15/26(a)	2,000	2,123,948
3.05%, 11/15/27(a)	500	549,412
6.20%, 01/15/38	100	145,315
5.20%, 04/01/40	1,000	1,338,248
3.63%, 10/01/42	250	283,060
3.40%, 11/15/46(a)	220	242,343
3.75%, 11/15/47	500	580,544
4.25%, 03/15/49	1,000	1,251,077
3.40%, 09/01/49	300	331,137
5.30%, 04/01/50	1,000	1,444,072

		27,855,807

Utilities — 0.1%
American Water Capital Corp. 3.40%, 03/01/25(a)	750	807,438
2.95%, 09/01/27(a)	500	538,006
3.75%, 09/01/28(a)	1,500	1,684,414
3.45%, 06/01/29	500	550,987
2.30%, 06/01/31	900	909,222
4.30%, 09/01/45	250	300,252
3.75%, 09/01/47	500	560,552
4.15%, 06/01/49	500	590,542
3.45%, 05/01/50(a)	1,000	1,063,800
3.25%, 06/01/51	900	931,138
Essential Utilities, Inc. 2.40%, 05/01/31	1,000	1,005,174
3.35%, 04/15/50(a)	1,000	1,026,251

		9,967,776

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV 3.63%, 04/22/29(a)	1,400	1,519,763

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
America Movil SAB de CV (continued) 2.88%, 05/07/30(a)	$1,500	$1,559,400
6.13%, 03/30/40	250	351,453
4.38%, 07/16/42	850	1,012,597
4.38%, 04/22/49(a)	1,000	1,217,525
EPR Properties 4.50%, 04/01/25	200	213,663
4.75%, 12/15/26	300	328,524
4.50%, 06/01/27	300	325,694
4.95%, 04/15/28(a)	300	329,626
3.75%, 08/15/29	300	309,218
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	1,000	1,169,161
Orange SA 9.00%, 03/01/31(a)	250	389,126
5.38%, 01/13/42	1,825	2,436,597
Rogers Communications, Inc. 3.00%, 03/15/23	650	669,441
3.63%, 12/15/25	1,565	1,704,967
2.90%, 11/15/26(a)	1,000	1,061,883
5.00%, 03/15/44(a)	250	307,459
4.30%, 02/15/48(a)	750	836,893
4.35%, 05/01/49(a)	1,250	1,422,926
3.70%, 11/15/49(a)	400	415,527
T-Mobile USA, Inc. 3.50%, 04/15/25	1,045	1,125,786
1.50%, 02/15/26	1,000	1,003,288
3.75%, 04/15/27	3,500	3,855,918
2.05%, 02/15/28	500	504,000
3.88%, 04/15/30	6,000	6,624,972
2.55%, 02/15/31	700	702,495
2.25%, 11/15/31	345	338,306
4.38%, 04/15/40	1,250	1,440,209
3.00%, 02/15/41	2,000	1,935,064
4.50%, 04/15/50	1,720	2,005,122
3.30%, 02/15/51	1,750	1,692,013
3.40%, 10/15/52(c)	500	487,646
3.60%, 11/15/60	500	491,587
3.60%, 11/15/60(c)	500	491,587
Vodafone Group PLC 4.13%, 05/30/25	1,500	1,659,516
4.38%, 05/30/28	1,350	1,550,452
7.88%, 02/15/30	100	141,566
6.15%, 02/27/37	500	683,977
5.00%, 05/30/38	500	626,223
4.38%, 02/19/43	950	1,103,697
5.25%, 05/30/48	2,500	3,235,931
4.88%, 06/19/49	500	623,422
4.25%, 09/17/50(a)	1,190	1,371,364
5.13%, 06/19/59	600	781,085
Vornado Realty LP, 3.50%, 01/15/25	250	265,743
WP Carey, Inc., 3.85%, 07/15/29(a)	475	526,073

		52,848,485

Total Corporate Bonds — 26.2% (Cost: $4,217,602,479)		4,428,395,499

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond, 1.63%, 01/22/25	$2,000	$2,063,023
Export Development Canada, 2.50%, 01/24/23	2,000	2,059,080
Province of Alberta Canada 1.88%, 11/13/24	1,000	1,036,596
1.00%, 05/20/25(a)	3,000	3,021,763
3.30%, 03/15/28	2,000	2,220,991
1.30%, 07/22/30	2,000	1,916,566
Province of British Columbia Canada 2.00%, 10/23/22	750	764,347
2.25%, 06/02/26(a)	1,000	1,054,866
0.90%, 07/20/26	2,000	1,986,233
Province of New Brunswick Canada, 3.63%, 02/24/28(a)	1,000	1,135,116
Province of Ontario Canada 2.20%, 10/03/22(a)	2,000	2,039,337
1.75%, 01/24/23	5,000	5,097,371
0.63%, 01/21/26	1,000	984,158
2.50%, 04/27/26(a)	3,000	3,191,003
1.05%, 05/21/27(a)	1,000	986,802
2.00%, 10/02/29	1,000	1,027,638
1.13%, 10/07/30	2,000	1,895,681
1.60%, 02/25/31	2,000	1,970,774
Province of Quebec Canada 2.63%, 02/13/23	250	257,935
0.60%, 07/23/25	2,000	1,979,449
2.50%, 04/20/26	2,750	2,932,737
2.75%, 04/12/27	2,000	2,159,198
1.35%, 05/28/30	2,000	1,946,152
Series QO, 2.88%, 10/16/24	500	533,803
Series QW, 2.50%, 04/09/24(a)	2,000	2,099,423
Series QX, 1.50%, 02/11/25	2,000	2,052,800

		48,412,842

Chile — 0.1%
Chile Government International Bond 3.24%, 02/06/28	1,500	1,592,625
2.45%, 01/31/31	2,500	2,475,469
2.55%, 01/27/32	1,000	992,062
2.55%, 07/27/33	2,000	1,958,000
3.10%, 05/07/41	700	675,850
3.63%, 10/30/42	350	365,378
3.86%, 06/21/47	750	805,922
3.50%, 01/25/50	1,000	999,875
3.10%, 01/22/61	1,500	1,352,625
3.25%, 09/21/71	1,000	902,500

		12,120,306

Germany — 0.0%
FMS Wertmanagement, 2.75%, 03/06/23	500	517,595
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	1,000	1,034,345

		1,551,940

Hungary — 0.0%
Hungary Government International Bond 5.38%, 02/21/23	2,500	2,662,188
5.75%, 11/22/23	500	552,281

Security	Par (000)	Value

Hungary (continued)
Hungary Government International Bond (continued) 5.38%, 03/25/24	$1,500	$1,665,750
7.63%, 03/29/41	750	1,248,422

		6,128,641

Indonesia — 0.1%
Indonesia Government International Bond 3.50%, 01/11/28	2,000	2,167,875
4.10%, 04/24/28	1,000	1,122,062
4.75%, 02/11/29	1,000	1,165,110
2.85%, 02/14/30(a)	2,000	2,062,250
3.85%, 10/15/30(a)	2,000	2,227,250
4.35%, 01/11/48	1,400	1,560,387
3.70%, 10/30/49	500	507,438
3.50%, 02/14/50(a)	1,000	999,563
4.20%, 10/15/50	1,000	1,106,750
3.05%, 03/12/51	1,000	945,110
3.20%, 09/23/61	1,000	932,500
4.45%, 04/15/70	600	684,675

		15,480,970

Israel — 0.1%
Israel Government International Bond 3.15%, 06/30/23	3,000	3,130,875
2.88%, 03/16/26(a)	750	802,875
3.25%, 01/17/28	1,500	1,646,531
2.75%, 07/03/30(a)	2,400	2,551,500
4.50%, 01/30/43(a)	1,200	1,497,975
4.13%, 01/17/48	1,000	1,203,625
3.88%, 07/03/50(a)	1,000	1,137,375
4.50%, 12/31/99	600	750,000
State of Israel 2.50%, 01/15/30(a)	2,000	2,090,000
3.38%, 01/15/50	1,000	1,061,438

		15,872,194

Italy — 0.1%
Republic of Italy Government International Bond 6.88%, 09/27/23	100	112,076
2.38%, 10/17/24	3,500	3,631,060
1.25%, 02/17/26	3,000	2,953,736
2.88%, 10/17/29	2,500	2,586,661
5.38%, 06/15/33(a)	750	941,838
4.00%, 10/17/49	1,500	1,651,197
3.88%, 05/06/51	1,000	1,078,392

		12,954,960

Japan — 0.2%
Japan Bank for International Cooperation 2.38%, 11/16/22(a)	2,000	2,046,546
1.75%, 01/23/23	2,000	2,037,514
3.25%, 07/20/23	1,100	1,156,300
0.38%, 09/15/23(a)	5,000	4,996,299
3.38%, 10/31/23	500	530,286
0.63%, 07/15/25	2,000	1,977,700
2.88%, 06/01/27(a)	1,000	1,084,753
2.75%, 11/16/27	500	539,660
3.25%, 07/20/28	2,000	2,228,593
2.00%, 10/17/29(a)	1,000	1,031,021
1.25%, 01/21/31	2,000	1,923,199
1.88%, 04/15/31	3,000	3,044,361
Series DTC, 1.63%, 10/17/22	1,000	1,014,170

46

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation (continued)
Series DTC, 3.38%, 07/31/23	$500	$527,061
Series DTC, 2.50%, 05/23/24(a)	500	524,634
Series DTC, 2.50%, 05/28/25	3,000	3,177,183
Series DTC, 2.38%, 04/20/26(a)	750	791,871
Series DTC, 2.25%, 11/04/26	500	524,734

		29,155,885

Mexico — 0.2%
Mexico Government International Bond 4.00%, 10/02/23(a)	210	224,214
3.60%, 01/30/25(a)	2,000	2,179,125
4.13%, 01/21/26(a)	3,000	3,357,000
4.15%, 03/28/27(a)	1,000	1,127,000
3.75%, 01/11/28(a)	1,000	1,088,938
4.50%, 04/22/29	1,500	1,684,500
3.25%, 04/16/30(a)	3,000	3,070,875
2.66%, 05/24/31	2,000	1,929,125
4.75%, 04/27/32(a)	3,000	3,374,625
6.75%, 09/27/34	150	197,372
6.05%, 01/11/40	2,300	2,817,212
4.28%, 08/14/41(a)	3,000	3,056,812
4.75%, 03/08/44	2,200	2,339,287
5.55%, 01/21/45	1,525	1,783,106
4.60%, 01/23/46	1,500	1,554,656
4.35%, 01/15/47(a)	1,750	1,752,516
4.60%, 02/10/48	2,000	2,057,875
4.50%, 01/31/50	1,950	1,997,288
5.00%, 04/27/51	2,000	2,193,500
3.77%, 05/24/61(a)	2,000	1,776,000
5.75%, 10/12/99	500	568,063

		40,129,089

Panama — 0.1%
Panama Government International Bond 3.75%, 03/16/25	3,500	3,756,594
3.88%, 03/17/28	2,500	2,712,187
3.16%, 01/23/30	1,000	1,030,813
2.25%, 09/29/32	2,000	1,876,625
6.70%, 01/26/36	350	465,675
4.50%, 05/15/47	750	817,641
4.50%, 04/16/50	1,250	1,357,266
4.30%, 04/29/53(a)	1,000	1,056,750
4.50%, 04/01/56(a)	2,400	2,605,200
3.87%, 07/23/60(a)	2,500	2,440,312

		18,119,063

Peru — 0.1%
Peruvian Government International Bond 7.35%, 07/21/25	1,400	1,692,075
2.39%, 01/23/26	2,000	2,038,500
4.13%, 08/25/27	1,000	1,105,500
2.84%, 06/20/30(a)	1,800	1,817,212
2.78%, 01/23/31	2,000	1,982,250
1.86%, 12/01/32(a)	1,750	1,589,547
8.75%, 11/21/33	441	679,636
6.55%, 03/14/37	250	337,469
3.30%, 03/11/41	2,000	1,939,000
5.63%, 11/18/50(a)	1,400	1,899,450

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued) 3.55%, 03/10/51(a)	$1,000	$991,750
2.78%, 12/01/60(a)	1,250	1,055,703
3.23%, 07/28/2121	500	414,938

		17,543,030

Philippines — 0.1%
Philippine Government International Bond 4.20%, 01/21/24	2,500	2,684,650
3.00%, 02/01/28	1,000	1,067,240
3.75%, 01/14/29	3,000	3,342,750
2.46%, 05/05/30	2,000	2,037,720
7.75%, 01/14/31	1,500	2,159,344
1.65%, 06/10/31(a)	1,000	948,860
6.38%, 10/23/34	250	345,203
5.00%, 01/13/37	1,000	1,232,687
3.95%, 01/20/40	250	272,234
3.70%, 03/01/41	1,100	1,162,769
3.70%, 02/02/42	2,000	2,113,500
2.95%, 05/05/45	1,000	951,125
2.65%, 12/10/45	2,000	1,830,375
3.20%, 07/06/46	2,000	1,960,220

		22,108,677

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	200	207,413
4.00%, 01/22/24	2,250	2,426,878
3.25%, 04/06/26(a)	1,250	1,372,109

		4,006,400

South Korea — 0.1%
Export-Import Bank of Korea 2.38%, 06/25/24	1,000	1,047,980
2.88%, 01/21/25(a)	1,000	1,056,125
1.88%, 02/12/25	1,000	1,024,340
3.25%, 11/10/25	500	541,812
2.63%, 05/26/26	1,000	1,063,000
3.25%, 08/12/26	500	546,344
2.50%, 06/29/41	1,000	982,800
Korea Development Bank(a) 3.38%, 03/12/23	4,000	4,164,520
2.75%, 03/19/23	1,000	1,033,000
0.50%, 10/27/23	2,000	1,996,340
Korea International Bond 4.13%, 06/10/44	250	318,620
3.88%, 09/20/48(a)	1,750	2,210,797

		15,985,678

Supranational — 1.4%
African Development Bank 3.00%, 09/20/23	5,000	5,259,514
0.88%, 03/23/26	2,000	1,991,160
Asian Development Bank 2.75%, 03/17/23(a)	3,750	3,887,479
0.25%, 07/14/23	4,000	3,994,967
0.25%, 10/06/23(a)	1,000	998,189
2.63%, 01/30/24	3,000	3,152,149
0.38%, 06/11/24	3,000	2,989,137

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Asian Development Bank (continued) 1.50%, 10/18/24	$3,000	$3,081,145
0.63%, 04/29/25(a)	5,000	4,965,823
0.50%, 02/04/26	2,000	1,961,855
1.00%, 04/14/26	2,000	2,001,192
2.00%, 04/24/26	1,000	1,046,020
2.63%, 01/12/27(a)	1,000	1,078,700
2.50%, 11/02/27(a)	2,000	2,151,020
2.75%, 01/19/28	750	819,476
5.82%, 06/16/28	3,000	3,871,889
1.75%, 09/19/29	2,000	2,045,607
1.88%, 01/24/30(a)	3,000	3,090,915
Asian Infrastructure Investment Bank 2.25%, 05/16/24	10,000	10,455,800
0.50%, 10/30/24	3,795	3,780,967
Council Of Europe Development Bank, 0.25%, 10/20/23(a)	3,000	2,991,403
European Bank for Reconstruction & Development
2.75%, 03/07/23	2,000	2,071,340
0.25%, 07/10/23	4,000	3,997,541
1.50%, 02/13/25	1,000	1,027,271
0.50%, 05/19/25	2,000	1,983,370
European Investment Bank 2.00%, 12/15/22(a)	1,000	1,021,575
2.50%, 03/15/23	2,000	2,065,620
1.38%, 05/15/23	1,000	1,017,857
2.88%, 08/15/23	1,500	1,571,896
0.25%, 09/15/23	3,000	2,996,340
3.13%, 12/14/23	4,000	4,239,294
3.25%, 01/29/24	3,000	3,195,593
2.63%, 03/15/24	2,000	2,105,206
1.88%, 02/10/25	5,000	5,198,957
1.63%, 03/14/25	4,000	4,127,388
0.63%, 07/25/25(a)	2,000	1,988,420
0.38%, 12/15/25(a)	5,000	4,901,156
2.13%, 04/13/26	1,000	1,052,610
0.75%, 10/26/26	1,445	1,424,958
2.38%, 05/24/27	3,500	3,735,540
1.63%, 10/09/29	750	761,615
0.88%, 05/17/30	5,000	4,748,221
Inter-American Development Bank 0.50%, 05/24/23(a)	3,000	3,011,933
0.25%, 11/15/23	3,000	2,992,920
2.63%, 01/16/24	5,000	5,248,728
3.00%, 02/21/24(a)	5,000	5,302,171
2.13%, 01/15/25(a)	1,000	1,047,388
1.75%, 03/14/25	3,000	3,106,224
0.88%, 04/03/25(a)	3,000	3,016,015
0.63%, 07/15/25	5,000	4,970,903
0.88%, 04/20/26	3,000	2,988,291
2.00%, 06/02/26	500	522,712
2.38%, 07/07/27(a)	1,000	1,066,527
1.13%, 07/20/28	3,000	2,951,695
2.25%, 06/18/29(a)	4,500	4,771,663
3.20%, 08/07/42(a)	750	865,716
4.38%, 01/24/44(a)	300	409,962
International Bank for Reconstruction & Development
7.63%, 01/19/23(a)	1,000	1,095,506

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development (continued)
1.75%, 04/19/23(a)	$1,000	$1,022,420
0.13%, 04/20/23	4,000	3,992,598
3.00%, 09/27/23(a)	4,000	4,210,880
2.50%, 03/19/24(a)	3,000	3,149,348
1.63%, 01/15/25(a)	3,000	3,093,709
0.75%, 03/11/25(a)	5,000	5,007,252
0.63%, 04/22/25	5,000	4,983,188
0.38%, 07/28/25(a)	3,000	2,954,760
0.50%, 10/28/25	2,000	1,973,304
1.38%, 04/20/28	1,000	1,004,005
1.13%, 09/13/28	5,000	4,906,872
1.25%, 02/10/31(a)	5,000	4,872,408
4.75%, 02/15/35(a)	500	664,723
Series GDIF, 1.88%, 06/19/23(a)	5,000	5,134,700
Series GDIF, 1.50%, 08/28/24(a)	4,000	4,108,607
Series GDIF, 2.50%, 11/25/24(a)	3,000	3,176,202
Series GDIF, 2.50%, 07/29/25	1,000	1,064,423
Series GDIF, 1.88%, 10/27/26	750	780,501
Series GDIF, 2.50%, 11/22/27	2,000	2,152,303
Series GDIF, 1.75%, 10/23/29	3,000	3,066,192
International Finance Corp. 2.88%, 07/31/23(a)	750	785,370
0.38%, 07/16/25	2,000	1,970,383
0.75%, 10/08/26	2,000	1,968,806
0.75%, 08/27/30	2,000	1,873,959
Nordic Investment Bank 1.38%, 10/17/22	2,000	2,023,469
0.38%, 05/19/23	3,000	3,005,090

		237,160,001

Sweden — 0.1%
Svensk Exportkredit AB 1.63%, 11/14/22	500	507,707
2.88%, 03/14/23	1,000	1,037,270
0.75%, 04/06/23	2,000	2,013,420
1.75%, 12/12/23(a)	1,000	1,030,073
0.63%, 05/14/25	2,000	1,986,544
0.50%, 08/26/25	2,000	1,975,094

		8,550,108

Uruguay — 0.1%
Uruguay Government International Bond 4.50%, 08/14/24(a)	1,250	1,340,078
4.38%, 10/27/27(a)	1,000	1,147,688
4.38%, 01/23/31(a)	2,500	2,889,531
5.10%, 06/18/50(a)	2,250	2,862,844
4.98%, 04/20/55	2,200	2,749,037

		10,989,178

Total Foreign Agency Obligations — 3.1% (Cost: $508,885,223)		516,268,962

Municipal Bonds

Arizona — 0.0%
Salt River Project Agricultural Improvement &
Power District, RB, BAB, 4.84%, 01/01/41	220	286,471

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	750	1,206,007

48

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority, RB, BAB (continued)
Series S-1, 6.92%, 04/01/40	$620	$936,051
Series S-1, 7.04%, 04/01/50(a)	100	176,917
Series S-3, 6.91%, 10/01/50	660	1,180,212
Bay Area Toll Authority, Refunding RB, 2.57%, 04/01/31	345	362,654
California State University, RB, Series E, 2.90%, 11/01/51	200	198,860
California State University, Refunding RB 2.72%, 11/01/52	105	102,580
Series B, 2.98%, 11/01/51	1,015	1,030,286
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	100	166,398
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Series A, 3.30%, 11/01/39	115	124,016
Series E, 2.83%, 11/01/41(f)	500	509,075
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	100	142,628
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	275	291,522
Series A, (AGM), 3.92%, 01/15/53	175	184,634
Golden State Tobacco Securitization Corp. 2.75%, 06/01/34	60	60,700
3.29%, 06/01/42	70	70,722
3.00%, 06/01/46	165	167,011
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	540	916,375
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	665	663,763
Los Angeles County Metropolitan Transportation Authority, RB, BAB, 5.74%, 06/01/39	100	133,151
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	100	164,448
Los Angeles Department of Water & Power Power System Revenue, RB, BAB 5.72%, 07/01/39	200	278,708
6.57%, 07/01/45	675	1,095,998
6.60%, 07/01/50	90	155,004
Los Angeles Unified School District, GO, BAB 5.76%, 07/01/29	300	370,731
5.75%, 07/01/34	850	1,128,775
Series RY, 6.76%, 07/01/34	950	1,345,789
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	365	393,098
Series N, 3.71%, 05/15/2120	500	530,145
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	120	185,562
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49(a)	600	928,800
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	260	392,205

Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	$175	$180,878
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	315	473,136
Santa Clara Valley Transportation Authority, RB, BAB, Series A, 5.88%, 04/01/32	600	741,498
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22(g)	250	252,525
State of California, GO, Series A, 2.37%, 04/01/22	500	505,305
State of California, GO, BAB 7.50%, 04/01/34	645	996,280
7.55%, 04/01/39(a)	2,375	3,997,790
7.30%, 10/01/39	600	948,858
7.35%, 11/01/39(a)	1,550	2,470,576
7.60%, 11/01/40(a)	1,850	3,221,349
State of California, Refunding GO 3.38%, 04/01/25	100	108,938
3.50%, 04/01/28	355	397,877
2.50%, 10/01/29	1,250	1,311,312
4.50%, 04/01/33	200	232,434
4.60%, 04/01/38	165	190,570
University of California, RB
Series AD, 4.86%, 05/15/2112	300	418,200
Series AQ, 4.77%, 12/31/99	405	556,725
Series BD, 3.35%, 07/01/29	570	633,960
Series BG, 0.88%, 05/15/25	240	241,939
Series BG, 1.61%, 05/15/30	1,000	975,680
University of California, RB, BAB 5.77%, 05/15/43	190	264,326
5.95%, 05/15/45(a)	500	712,445
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	150	175,482
Series AX, 3.06%, 07/01/25	100	107,394

		35,708,302

Colorado — 0.0%
Regional Transportation District Sales Tax
Revenue, RB, BAB, Series B, 5.84%, 11/01/50	100	158,385

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	600	789,270
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	150	177,981

		967,251

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114(a)	200	284,802
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	160	163,434
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	200	257,126
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	100	174,203

		879,565

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	$665	$740,271
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	150	143,849
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	74,612
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	735	741,556
Series A, 1.71%, 07/01/27	450	454,788
Series A, 2.15%, 07/01/30	960	968,976

		3,124,052

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	230	231,863
Municipal Electric Authority of Georgia, Refunding RB, BAB 6.64%, 04/01/57	633	952,501
6.66%, 04/01/57	705	1,078,819

		2,263,183

Idaho — 0.0%
Idaho Energy Res. Authority RB, 2.86%, 09/01/46	110	110,106

Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49	165	212,584
Series C, Senior Lien, 4.57%, 01/01/54(a)	165	222,618
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	250	374,578
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40(a)	530	750,464
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	435	598,373
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	250	347,245
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	340	474,116
State of Illinois, GO, 5.10%, 06/01/33	5,300	6,179,217
State of Illinois, GO, BAB, 7.35%, 07/01/35	425	539,912

		9,699,107

Kansas — 0.0%
Kansas Development Finance Authority RB, Series K, (BAM), 2.77%, 05/01/51	145	142,333

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	105	109,172
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39(a)	1,000	1,377,110
Commonwealth of Massachusetts, Refunding
GO, Series D, 2.81%, 09/01/43	1,000	1,027,910
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	585	829,120

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, Refunding RB
Series B, 1.75%, 08/15/30	$200	$200,110
Sub-Series B, 3.40%, 10/15/40	125	131,875

		3,675,297

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39	30	31,685
Michigan Finance Authority, Refunding RB 3.08%, 12/01/34	150	161,500
3.38%, 12/01/40	125	136,693
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	250	244,235
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	86,313
University of Michigan, RB, Series B, 2.44%, 04/01/40	575	583,056

		1,243,482

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	440	521,030
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	250	270,365

		791,395

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	200	213,164

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	450	704,718

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,450	1,859,291
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	100	148,436
Series C, 5.75%, 12/15/28	350	417,774
New Jersey Transportation Trust Fund Authority, Refunding RB 4.08%, 06/15/39	200	226,684
Series B, 4.13%, 06/15/42	1,055	1,201,909
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	750	1,196,040
Series F, 7.41%, 01/01/40	900	1,471,203
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 12/31/99(a)	210	236,853
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	425	460,211

		7,218,401

New York — 0.1%
City of New York, GO, BAB 5.52%, 10/01/37(a)	500	670,270
Series A-2, 5.21%, 10/01/31	225	271,744
Series F-1, 6.27%, 12/01/37(a)	300	432,399

50

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, BAB 6.67%, 11/15/39	$515	$736,893
7.34%, 11/15/39	500	808,090
6.81%, 11/15/40	400	578,592
Metropolitan Transportation Authority, Refunding
RB, Series C-2, 5.18%, 11/15/49(a)	200	271,286
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB 5.77%, 08/01/36	100	127,330
5.57%, 11/01/38	645	857,205
New York City Water & Sewer System, RB, BAB, 5.95%, 06/15/42	115	174,814
New York City Water & Sewer System, Refunding
RB, 5.88%, 06/15/44	100	153,058
New York City Water & Sewer System, Refunding RB, BAB 5.72%, 06/15/42(a)	300	445,551
6.01%, 06/15/42	600	915,180
5.44%, 06/15/43	200	290,916
New York State Dormitory Authority, RB, BAB,
Series D, 5.60%, 03/15/40	750	1,013,655
New York State Dormitory Authority, Refunding RB(a)
Series B, 3.14%, 07/01/43	50	52,407
Series F, 3.11%, 02/15/39	350	377,948
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	500	525,390
Series M, 3.50%, 01/01/42	160	167,832
New York State Urban Development Corp., RB,
Series B, 3.90%, 03/15/33	500	556,590
New York State Urban Development Corp., RB,
BAB, 5.77%, 03/15/39	200	246,714
Port Authority of New York & New Jersey, ARB 3.18%, 07/15/60	340	341,731
215th Series, 3.29%, 08/01/69(a)	200	213,456
Consolidated, 192nd Series, 4.81%, 10/15/65(a)	205	280,247
Port Authority of New York & New Jersey, RB 159th Series, 6.04%, 12/01/29	200	260,616
181st Series, 4.96%, 08/01/46	180	244,391
182nd Series, 5.31%, 08/01/46	100	110,739
Consolidated, 165th Series, 5.65%, 11/01/40	1,245	1,751,603
Consolidated, 168th Series, 4.93%, 10/01/51	1,250	1,721,600
Series AAA, 1.09%, 07/01/23	950	961,808
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	1,450	1,959,559

		17,519,614

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, 3.20%, 01/15/51	135	141,654

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	650	1,061,054
American Municipal Power, Inc., RB, BAB,
Series B, 8.08%, 02/15/50	500	929,230
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	500	516,940
Series B, 3.99%, 01/01/29	100	111,940

Security	Par (000)	Value

Ohio (continued)
JobsOhio Beverage System, Refunding RB (continued)
Series B, 4.53%, 01/01/35	$350	$425,236
Ohio State University, RB, Series A, 3.80%, 12/01/46	200	235,386
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	805	1,081,509
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	250	255,683
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	100	117,324

		4,734,302

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	375	444,585
Oregon State University, RB, (BAM), 3.42%, 03/01/60	175	179,218
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	125	172,050
State of Oregon, GO 5.76%, 06/01/23	38	40,087
5.89%, 06/01/27	750	901,537

		1,737,477

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue Refunding RB, Series B, 2.93%, 07/01/45	185	185,218
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,265	1,293,475
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	500	515,130
Series D, 2.84%, 09/01/50	160	160,134
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	175	190,481

		2,344,438

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	100	156,476

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	350	385,812

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	170	208,174
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB 5.72%, 02/01/41	200	274,988
5.81%, 02/01/41(a)	250	360,728
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	300	296,916
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	560	774,222

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	$200	$209,162
Series A, 3.14%, 11/01/45	265	277,055
Series C, 2.92%, 11/01/50	380	379,529
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,090	1,116,422
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	550	915,117
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	35,422
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	1,040	1,176,313
State of Texas, GO, BAB, 5.52%, 04/01/39	1,155	1,650,622
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	425	475,048
Texas Transportation Commission State Highway Fund, RB, Series B, 5.18%, 04/01/30	600	731,754
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	500	606,730
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	985	979,848

		10,468,050

Utah — 0.0%
State of Utah, GO, BAB, Series B, 3.54%, 07/01/25	300	317,565

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117(a)	60	77,395
University of Virginia, Refunding RB 2.26%, 09/01/50	620	567,573
2.58%, 11/01/51	300	296,436
Series A, 3.23%, 09/01/2119(a)	120	119,824

		1,061,228

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	200	272,602

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	75	86,128
State of Wisconsin, Refunding RB
Series A, 3.95%, 05/01/36(a)	600	659,562
Series C, 3.15%, 05/01/27	320	350,425

		1,096,115

Total Municipal Bonds — 0.6% (Cost: $98,301,689)		107,420,545

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	2,000	2,221,206
Series 2020-BN27, Class A5, 2.14%, 04/15/63	5,440	5,477,890
Barclays Commercial Mortgage Trust,
Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,536,612

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.07%, 04/15/53	$6,670	$6,656,988
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	9,290	9,567,649
Benchmark 2021-B29 Mortgage Trust, Series 2021-B29, Class A5, 2.39%, 09/15/54	3,330	3,395,235
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,437,714
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	4,338,603
Series 2019-B13, Class A4, 2.95%, 08/15/57	8,544	9,122,087
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,411,859
Series 2020-B19, Class B, 2.35%, 09/15/53	1,130	1,114,645
Series 2020-B21, Class A4, 1.70%, 12/17/53	3,600	3,466,799
Series 2020-B21, Class A5, 1.98%, 12/17/53	2,400	2,372,267
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	799,348
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	537,501
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,613,448
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,774,176
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,063,406
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,481,198
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,380,612
Series 2013-CR9, Class A4, 4.39%, 07/10/45(b)	2,700	2,843,246
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	533,641
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,635,478
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	822,054
Commission Mortgage Trust, Series 2014-CR20,
Class A3, 3.33%, 11/10/47	4,611	4,851,788
CSAIL Commercial Mortgage Securities Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,083,316
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	5,205,696
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	4,000	4,478,590
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	7,500	7,958,861
GS Mortgage Securities Corp. II, Series 2018-
GS10, Class A5, 4.16%, 07/10/51(b)	3,000	3,418,084
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	243	246,792
Series 2014-GC24, Class A5, 3.93%, 09/10/47	7,000	7,561,441
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	644,661
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,300	2,511,645
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	266,719
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	322,422
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,241	2,427,599
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,586,945
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,490,234

52

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2017-JP7, Class A5, 3.45%, 09/15/50	$3,500	$3,823,067
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.22%, 07/15/46(b)	3,750	3,949,016
Series 2013-C10, Class AS, 4.22%, 07/15/46(b)	2,500	2,607,224
Series 2013-C11, Class A4, 4.30%, 08/15/46(b)	11,765	12,390,558
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,248	4,452,506
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	817,048
Series 2016-C28, Class A4, 3.54%, 01/15/49	6,772	7,337,934
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	1,181	1,285,571
Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,318,772
Series 2019-H6, Class A4, 3.42%, 06/15/52	590	645,268
Series 2019-L3, Class AS, 3.49%, 11/15/52	760	827,416
Wells Fargo Commercial Mortgage Trust 2.09%, 07/15/53	2,830	2,823,446
Series 2013-LC12, Class A4, 4.22%, 07/15/46(b)	200	210,720
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,609	1,673,230
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,609,987
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,934	5,288,737
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,850	4,365,425
Series 2020-C56, Class A5, 2.45%, 06/15/53	3,110	3,198,752
WFRBS Commercial Mortgage Trust, Series 2013- C11, Class A5, 3.07%, 03/15/45	495	505,507

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $180,300,413)		184,788,639

Preferred Securities

Capital Trusts — 0.0%

Diversified Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	250	348,988

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	600	770,612
Prudential Financial, Inc.(b) 5.38%, 05/15/45	500	551,537
5.63%, 06/15/43	100	106,433

		1,428,582

Total Capital Trusts — 0.0%		1,777,570

Total Preferred Securities — 0.0% (Cost: $1,541,318)		1,777,570

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.0%
Fannie Mae 2.63%, 01/11/22 - 09/06/24(a)	8,715	9,108,817
1.88%, 04/05/22	5,000	5,045,959
2.38%, 01/19/23	490	503,863
0.25%, 07/10/23	10,000	9,997,647
0.50%, 06/17/25	20,000	19,878,933

Security	Par (000)	Value

Agency Obligations (continued)
Fannie Mae (continued) 6.25%, 05/15/29	$5,350	$7,193,427
7.13%, 01/15/30	10,000	14,362,358
7.25%, 05/15/30	20,550	30,017,593
0.88%, 08/05/30	7,010	6,598,892
6.63%, 11/15/30	149	212,731
Federal Home Loan Bank 3.00%, 12/09/22	4,910	5,078,457
2.75%, 12/13/24	5,000	5,345,026
3.13%, 06/13/25	9,570	10,390,983
5.50%, 07/15/36	2,100	3,063,260
2.00%, 10/01/51	10,945	11,042,976
Federal Home Loan Mortgage Corp. 2.38%, 01/13/22(a)	12,715	12,798,156
0.13%, 07/25/22	925	925,341
0.25%, 08/24/23 - 12/04/23(a)	11,035	11,019,721
0.38%, 07/21/25	325	320,730
6.75%, 03/15/31	2,800	4,063,715
6.25%, 07/15/32	3,300	4,782,623
Tennessee Valley Authority 1.50%, 09/15/31	200	197,044
5.88%, 04/01/36	2,100	3,075,969
3.50%, 12/15/42	140	163,152

		175,187,373

Mortgage-Backed Securities — 29.0%
Fannie Mae 1.66%, 04/25/31(b)	4,260	4,214,167
1.71%, 07/25/31(b)	3,000	3,004,101
Series 2012-M9, Class A2, 2.48%, 04/25/22	305	307,395
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	346	365,416
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	6,412,380
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,000	7,374,352
Series 2017-M15, Class A2, 3.06%, 09/25/27(b)	4,000	4,337,091
Series 2018-M12, Class A2, 3.77%, 08/25/30(b)	3,000	3,451,708
Series 2018-M3, Class A2, 3.19%, 02/25/30(b)	10,000	11,056,657
Series 2019-M22, Class A2, 2.52%, 08/25/29	5,000	5,335,113
Series 2020-M46, Class A2, 1.32%, 05/25/30	5,481	5,372,747
Federal Home Loan Mortgage Corp., 4.00%, 01/01/48	2,364	2,550,447
Freddie Mac 2.07%, 01/25/31	10,930	11,336,596
Series K017, Class A2, 2.87%, 12/25/21	2,956	2,959,986
Series K026, Class A2, 2.51%, 11/25/22	200	204,221
Series K031, Class A2, 3.30%, 04/25/23(b)	100	104,065
Series K033, Class A2, 3.06%, 07/25/23(b)	100	104,198
Series K034, Class A2, 3.53%, 07/25/23(b)	3,900	4,092,894
Series K035, Class A2, 3.46%, 08/25/23(b)	2,000	2,101,869
Series K036, Class A2, 3.53%, 10/25/23(b)	1,200	1,267,179
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,863,294
Series K041, Class A2, 3.17%, 10/25/24	7,500	8,020,387
Series K045, Class A1, 2.49%, 11/25/24	2,610	2,650,080
Series K052, Class A2, 3.15%, 11/25/25	750	811,241
Series K063, Class A2, 3.43%, 01/25/27(b)	5,000	5,539,427
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,837,627
Series K067, Class A1, 2.90%, 03/25/27	3,503	3,715,374
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,297,459
Series K081, Class A2, 3.90%, 08/25/28(b)	10,000	11,537,341
Series K088, Class A2, 3.69%, 01/25/29	500	573,185

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Series K100, Class A2, 2.67%, 09/25/29	$10,000	$10,807,490
Series K101, Class A2, 2.52%, 10/25/29	5,650	6,040,185
Series K110, Class A2, 1.48%, 04/25/30	2,640	2,618,159
Series K111, Class A2, 1.35%, 05/25/30	1,000	980,823
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,263,639
Series K730, Class A2, 3.59%, 01/25/25(b)	9,000	9,680,888
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,164,558
Ginnie Mae 2.50%, 02/20/51 - 05/20/51(h)	98,740	101,905,712
2.00%, 04/20/51	48,901	49,648,877
Ginnie Mae Mortgage-Backed Securities 7.50%, 12/15/23	19	20,136
5.50%, 12/15/32 - 04/20/48	292	334,923
6.00%, 03/15/35 - 10/20/38	94	110,335
6.50%, 09/15/36	60	67,307
4.50%, 07/15/39 - 10/01/51(i)	52,010	55,768,335
5.00%, 11/15/39 - 10/01/51(i)	21,404	23,206,275
4.00%, 03/15/41 - 10/01/51(i)	87,029	92,977,137
3.50%, 09/20/42 - 10/01/51(i)	172,046	182,966,806
3.00%, 01/20/43 - 10/01/51(i)	201,165	211,072,630
2.50%, 05/20/45 - 10/01/51(i)	225,310	232,597,776
1.50%, 10/01/51(i)	7,025	6,904,532
2.00%, 10/01/51(i)	64,525	65,455,068
Uniform Mortgage-Backed Securities 2.50%, 10/14/21 - 11/01/51(h)(i)	814,619	844,521,452
4.50%, 05/01/24 - 10/01/51(i)	110,386	120,247,060
8.00%, 12/01/24	24	24,543
4.00%, 10/01/25 - 02/01/57(i)	269,616	292,033,656
3.50%, 02/01/26 - 11/01/51(i)	380,112	407,026,096
3.00%, 01/01/27 - 11/01/51(i)	554,585	586,812,512
7.00%, 02/01/32	11	10,928
6.50%, 07/01/32	59	68,646
5.00%, 04/01/33 - 10/01/51(i)	24,825	27,469,444
6.00%, 03/01/34 - 02/01/49	2,176	2,590,017
5.50%, 06/01/35 - 10/01/51(i)	26,229	29,424,389
2.00%, 12/01/35 - 10/01/51(h)(i)	1,139,742	1,151,532,379
1.50%, 10/01/36 - 10/01/51(i)	261,700	259,088,150
(12 mo. LIBOR US + 1.50%), 1.75%, 06/01/43(b)	4	4,309
(12 mo. LIBOR US + 1.53%), 1.78%, 05/01/43(b)	67	70,007
(12 mo. LIBOR US + 1.54%), 1.79%, 06/01/43(b)	103	107,244
(12 mo. LIBOR US + 1.70%), 1.95%, 08/01/42(b)	23	24,399
(12 mo. LIBOR US + 1.74%), 2.05%, 08/01/41(b)	6	6,118
(12 mo. LIBOR US + 1.75%), 2.00%, 08/01/41(b)	6	6,231
(12 mo. LIBOR US + 1.83%), 2.13%, 09/01/40(b)	10	10,450
(12 mo. LIBOR US + 1.83%), 2.29%, 11/01/40(b)	5	4,939

		4,903,472,557

Total U.S. Government Sponsored Agency Securities — 30.0% (Cost: $5,030,005,854)		5,078,659,930

Security	Par (000)	Value

U.S. Treasury Obligations
U.S. Treasury Bonds 2.38%, 03/15/22 - 05/15/51(a)	$73,710	$78,063,031
0.13%, 02/15/24(a)	100,000	99,425,781
0.38%, 12/31/25(a)	50,000	48,992,187
0.50%, 02/28/26	60,000	58,987,500
0.63%, 12/31/27(a)	35,000	33,766,797
1.13%, 02/29/28 - 08/15/40(a)	161,000	148,047,618
5.38%, 02/15/31	6,000	8,076,563
4.50%, 02/15/36 - 08/15/39(a)	19,601	27,172,421
4.75%, 02/15/37 - 02/15/41(a)	67,450	95,540,080
5.00%, 05/15/37	17,000	24,627,422
4.38%, 02/15/38 - 05/15/41	20,810	28,862,693
3.50%, 02/15/39(a)	6,700	8,353,016
4.25%, 05/15/39 - 11/15/40	19,303	26,397,386
4.63%, 02/15/40	16,230	23,198,122
3.88%, 08/15/40(a)	3,860	5,061,425
1.38%, 11/15/40 - 08/15/50(a)	36,000	31,466,875
1.88%, 02/15/41 - 02/15/51	138,000	133,509,375
2.25%, 05/15/41 - 08/15/49(a)	79,000	81,772,207
1.75%, 08/15/41(a)	20,000	19,118,750
3.75%, 08/15/41 - 11/15/43(a)	58,250	76,092,485
3.13%, 11/15/41 - 05/15/48(a)	82,550	99,210,494
3.00%, 05/15/42 - 08/15/48(a)	105,580	124,639,210
2.75%, 08/15/42 - 11/15/47(a)	97,000	109,665,937
2.88%, 05/15/43 - 05/15/49	70,550	81,568,638
3.63%, 08/15/43 - 02/15/44	18,500	23,786,152
3.38%, 05/15/44 - 11/15/48(a)	17,300	21,803,157
2.50%, 02/15/45 - 05/15/46	73,950	79,944,822
2.00%, 02/15/50 - 08/15/51(a)	55,000	54,030,078
1.25%, 05/15/50	24,000	19,634,063
1.63%, 11/15/50(a)	78,000	70,075,078

U.S. Treasury Notes 1.75%, 11/30/21 - 12/31/24(a)	197,158	201,814,186
1.88%, 11/30/21 - 08/31/24(a)	232,958	235,882,869
2.00%, 12/31/21 - 11/15/26(a)	297,484	308,782,785
2.13%, 12/31/21 - 05/15/25(a)	203,250	210,546,388
1.50%, 01/31/22 - 02/15/30(a)	254,475	260,159,041
2.25%, 04/15/22 - 11/15/27(a)	285,085	299,859,242
0.13%, 07/31/22 - 12/15/23(a)	175,000	174,524,219
1.38%, 10/15/22 - 08/31/26(a)	153,000	155,832,793
7.63%, 11/15/22 - 02/15/25	3,775	4,147,506
0.25%, 04/15/23 - 09/30/25(a)	368,000	364,259,337
1.63%, 04/30/23 - 05/15/31(a)	330,350	338,762,799
2.75%, 04/30/23 - 02/15/28(a)	338,600	356,522,727
2.63%, 06/30/23 - 02/15/29(a)	83,884	89,615,632
1.25%, 07/31/23 - 08/15/31(a)	254,000	252,511,015
2.50%, 08/15/23 - 05/15/24(a)	103,300	108,391,015
6.25%, 08/15/23	2,050	2,280,145
2.88%, 09/30/23 - 08/15/28(a)	166,600	180,541,641
0.38%, 04/15/24 - 09/30/27(a)	438,000	430,781,797
2.38%, 08/15/24 - 05/15/29	50,500	53,951,270
7.50%, 11/15/24(a)	5,000	6,076,758
6.88%, 08/15/25	8,000	9,875,000
3.00%, 09/30/25 - 10/31/25(a)	53,000	57,630,547
6.00%, 02/15/26	7,659	9,349,976
0.75%, 03/31/26 - 08/31/26(a)	220,000	218,113,867
0.88%, 06/30/26 - 11/15/30(a)	76,000	73,747,814
0.63%, 07/31/26 - 08/15/30(a)	221,500	212,284,434
6.75%, 08/15/26(a)	7,500	9,568,945
6.63%, 02/15/27	3,500	4,523,887
0.50%, 04/30/27 - 08/31/27(a)	98,000	94,566,211

54

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
1.00%, 07/31/28	$40,000	$39,225,000
1.13%, 08/31/28 - 02/15/31(a)	127,000	123,987,969
3.13%, 11/15/28(a)	30,000	33,705,469
5.25%, 11/15/28 - 02/15/29	14,000	17,823,945
6.13%, 08/15/29	7,500	10,192,676

Total U.S. Treasury Obligations — 39.6% (Cost: $6,558,817,911)		6,690,728,268

Total Long-Term Investments — 100.9% (Cost: $16,647,127,488)		17,060,206,354

	Shares

Short-Term Securities

Money Market Funds — 31.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.00%(j)(k)(l)	5,336,073,639	5,338,741,676
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(j)(k)	100,000	100,000

		5,338,841,676

	Par (000)

U.S. Government Sponsored Agency Obligations — 0.0%
Fannie Mae, 1.38%, 10/07/21	$2,000	2,000,445

		2,000,445

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes
2.00%, 10/31/21 - 11/15/21	22,700	22,746,768
1.75%, 02/28/22	1,500	1,510,547

		24,257,315

Total Short-Term Securities — 31.7% (Cost: $5,362,424,122)		5,365,099,436

Total Investments Before TBA Sale Commitments — 132.6% (Cost: $22,009,551,610)		22,425,305,790

Security	Par (000)	Value

TBA Sale Commitments(i)

Mortgage-Backed Securities — (1.0)%
Ginnie Mae Mortgage-Backed Securities 2.50%, 10/21/50	$(35,000)	$(36,130,664)
3.50%, 10/21/50	(1,000)	(1,051,504)
4.00%, 10/01/49	(5,000)	(5,305,957)
Uniform Mortgage-Backed Securities 2.00%, 10/14/51	(56,590)	(56,742,528)
2.50%, 10/14/51	(32,725)	(33,741,265)
3.00%, 10/14/51	(18,525)	(19,383,952)
4.00%, 10/14/50	(15,000)	(16,070,801)

Total TBA Sale Commitments — (1.0)% (Proceeds: $(168,395,475))		(168,426,671)

Total Investments, Net of TBA Sale Commitments — 131.6% (Cost: $21,841,156,135)		22,256,879,119

Liabilities in Excess of Other Assets — (31.6)%		(5,349,350,988)

Net Assets — 100.0%		$16,907,528,131

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.

(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,188,245,250	$151,194,749	(a)	$—	$(675,347)	$(22,976)	$5,338,741,676	5,336,073,639	$1,250,427	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	—	—

					$(675,347)	$(22,976)	$5,338,841,676		$1,250,427	$—

(a)	Represents net amount purchased (sold).

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2021	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$52,166,941	$—	$52,166,941
Corporate Bonds	—	4,428,395,499	—	4,428,395,499
Foreign Agency Obligations	—	516,268,962	—	516,268,962
Municipal Bonds	—	107,420,545	—	107,420,545
Non-Agency Mortgage-Backed Securities	—	184,788,639	—	184,788,639
Preferred Securities
Capital Trusts	—	1,777,570	—	1,777,570
U.S. Government Sponsored Agency Securities	—	5,078,659,930	—	5,078,659,930
U.S. Treasury Obligations	—	6,690,728,268	—	6,690,728,268
Short-Term Securities
Money Market Funds	5,338,841,676	—	—	5,338,841,676
U.S. Government Sponsored Agency Obligations	—	2,000,445	—	2,000,445
U.S. Treasury Obligations	—	24,257,315	—	24,257,315
Liabilities
Investments
TBA Sale Commitments	—	(168,426,671)	—	(168,426,671)

	$5,338,841,676	$16,918,037,443	$—	$22,256,879,119

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

Portfolio Abbreviation (continued)

RB	Revenue Bond

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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